UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2007

Date of reporting period: 09/30/2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (94.52%)
Consumer Discretionary (4.96%)
Carnival Corp.	5,200	$251,836
CBS Corp. Class B	6,100	192,150
Fortune Brands Inc.	3,400	277,066
General Motors Corp.	6,900	253,230
Jarden Corp. (a)	23,700	733,278
Leggett & Platt Inc.	6,600	126,456
McDonald’s Corp.	2,900	157,963
Time Warner Cable Inc. Class A (a)	5,800	190,240

		2,182,219

Consumer Staples (9.49%)
Altria Group Inc.	11,800	820,454
Avon Products Inc.	6,900	258,957
General Mills Inc.	4,000	232,040
Kraft Foods Inc. Class A	41,473	1,431,233
Loews Corp. Carolina Group	800	65,784
Sara Lee Corp.	49,700	829,493
Unilever NV New York Shares	17,400	536,790

		4,174,751

Energy (9.16%)
Chevron Corp.	2,800	262,024
ConocoPhillips	7,500	658,275
Exxon Mobil Corp.	4,100	379,496
Royal Dutch Shell PLC ADR Class A	1,900	156,142
Royal Dutch Shell PLC ADR Class B	11,900	976,990
Spectra Energy Corp.	12,400	303,552
Transocean Inc. (a)	6,100	689,605
Weatherford International Ltd. (a)	9,000	604,620

		4,030,704

Financials (36.21%)
Ambac Financial Group Inc.	8,900	559,899
American Capital Strategies Ltd.	19,500	833,235
American International Group Inc.	18,100	1,224,465
AmeriCredit Corp. (a)	13,000	228,540
Berkshire Hathaway Inc. Class A (a)	2	237,020
Capital One Financial Corp.	8,200	544,726
Douglas Emmett Inc.	10,700	264,611
Fifth Third Bancorp	12,700	430,276
General Growth Properties Inc.	6,600	353,892
Goldman Sachs Group Inc.	1,700	368,458
Hartford Financial Services Group Inc.	1,500	138,825
Host Hotels & Resorts Inc.	10,000	224,400
Hudson City Bancorp Inc.	42,000	645,960
IndyMac Bancorp Inc.	32,100	757,881
JPMorgan Chase & Co.	28,800	1,319,616
Lehman Brothers Holdings Inc.	3,600	222,228
Marsh & McLennan Companies Inc.	31,200	795,600
MBIA Inc.	10,500	641,025
Merrill Lynch & Co. Inc.	3,900	277,992
Progressive Corp.	41,600	807,456

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
RenaissanceRe Holdings Ltd.	6,100	$399,001
SLM Corp.	4,000	198,680
SunTrust Banks Inc.	12,000	908,040
Wachovia Corp.	19,200	962,880
Washington Mutual Inc.	36,600	1,292,346
Wells Fargo & Co.	22,400	797,888
XL Capital Ltd. Class A	6,300	498,960

		15,933,900

Health Care (8.96%)
AstraZeneca PLC ADR	7,400	370,518
Merck & Co. Inc.	15,000	775,350
Millennium Pharmaceuticals Inc. (a)	16,400	166,460
Pfizer Inc.	47,100	1,150,653
Sanofi-Aventis ADR	28,200	1,196,244
WellPoint Inc. (a)	3,600	284,112

		3,943,337

Industrials (8.41%)
3M Co.	2,300	215,234
Caterpillar Inc.	3,700	290,191
Emerson Electric Co.	5,200	276,744
General Electric Co.	35,700	1,477,980
Illinois Tool Works Inc.	8,400	500,976
Parker Hannifin Corp.	2,400	268,392
Siemens AG ADR	2,600	356,850
Tyco International Ltd.	1,750	77,595
Union Pacific Corp.	2,100	237,426

		3,701,388

Materials (1.98%)
Alcoa Inc.	5,400	211,248
Nucor Corp.	8,200	487,654
The Dow Chemical Co.	4,000	172,240

		871,142

Technology (7.37%)
Advanced Micro Devices Inc. (a)	22,500	297,000
Affiliated Computer Services Inc. Class A (a)	6,100	306,464
Fairchild Semiconductor International Inc. (a)	13,300	248,444
Flextronics International Ltd. (a)	57,600	643,968
Hewlett-Packard Co.	7,600	378,404
Jabil Circuit Inc.	29,000	662,360
Micron Technology Inc. (a)	8,300	92,130
Seagate Technology	24,000	613,920

		3,242,690

Telecommunication Services (4.43%)
AT&T Inc.	37,200	1,573,932

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Verizon Communications Inc.	8,500	$376,380

		1,950,312

Utilities (3.55%)
CMS Energy Corp.	19,900	334,718
Edison International	9,900	548,955
NiSource Inc.	9,500	181,830
Pinnacle West Capital Corp.	12,600	497,826

		1,563,329

Total Common Stocks
(cost $38,294,514)		41,593,772

Corporate Bonds (1.13%)
Consumer Discretionary (1.13%)
Ford Motor Co. Convertible Corporate Bond
4.250%, 12/15/2036	$427,000	499,056

Total Corporate Bonds
(cost $435,292)		499,056

Short-term Investments (4.34%)
JPMorgan Prime Money Market Fund	1,908,057	1,908,057

Total Short-term Investments
(cost $1,908,057)		1,908,057

TOTAL INVESTMENTS (99.99%)
(cost $40,637,863)		44,000,885
OTHER ASSETS, NET OF LIABILITIES (0.01%)		2,364

NET ASSETS (100.00%)		$44,003,249

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (98.28%)
Consumer Discretionary (15.65%)
Abercrombie & Fitch Co. Class A	1,900	$153,330
Bare Escentuals Inc. (a)	5,600	139,272
Big Lots Inc. (a)	15,800	471,472
Books-A-Million Inc.	7,900	104,517
Coach Inc. (a)	3,750	177,263
Cooper Tire & Rubber Co.	19,100	466,040
CPI Corp.	6,200	238,824
Focus Media Holding Ltd. ADR (a)	4,400	255,288
FTD Group Inc.	15,100	224,688
FTI Consulting Inc. (a)	2,300	115,713
G-III Apparel Group Ltd. (a)	6,000	118,140
GameStop Corp. Class A (a)	6,250	352,187
Gildan Activewear Inc. (a)	2,900	114,231
Goodyear Tire & Rubber Co. (a)	10,500	319,305
Hasbro Inc.	5,900	164,492
J.C. Penney Co. Inc.	2,950	186,941
Jack in the Box Inc. (a)	1,400	90,776
Jo-Ann Stores Inc. (a)	7,000	147,700
Kohl’s Corp. (a)	3,150	180,590
LodgeNet Entertainment Corp. (a)	7,500	190,200
Perry Ellis International Inc. (a)	6,300	174,573
Phillips-Van Heusen Corp.	3,550	186,304
Saks Inc.	11,300	193,795
Sotheby’s	9,550	456,394
Spartan Motors Inc.	17,700	297,891
Systemax Inc.	7,300	149,212
Urban Outfitters Inc. (a)	6,850	149,330
Vail Resorts Inc. (a)	1,800	112,122
Warnaco Group Inc. (a)	11,800	461,026

		6,391,616

Consumer Staples (4.00%)
Avon Products Inc.	2,400	90,072
Church & Dwight Co. Inc.	3,700	174,048
Corn Products International Inc.	4,600	211,002
Fomento Economico Mexicano S.A.B. de C.V. ADR	5,600	209,440
Imperial Sugar Co.	8,500	222,105
Ingles Markets Inc.	4,400	126,104
NBTY Inc. (a)	6,200	251,720
Sanderson Farms Inc.	5,100	212,517
Spartan Stores Inc.	6,100	137,433

		1,634,441

Energy (7.34%)
Cameron International Corp. (a)	1,850	170,737
Compagnie Generale de Geophysique Veritas ADR (a)	4,350	283,141
Global Industries Ltd. (a)	8,900	229,264
GulfMark Offshore Inc. (a)	4,000	194,640
Halliburton Co.	3,900	149,760
Hornbeck Offshore Services Inc. (a)	3,500	128,450

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
National-Oilwell Varco Inc. (a)	2,100	$303,450
Noble Corp.	8,600	421,830
Parker Drilling Co. (a)	19,000	154,280
Petrohawk Energy Corp. (a)	11,100	182,262
Southwestern Energy Co. (a)	1,500	62,775
Tidewater Inc.	3,000	188,520
Transocean Inc. (a)	4,700	531,335

		3,000,444

Financials (10.73%)
Advanta Corp. Class B	5,700	156,294
American Physicians Capital Inc.	5,700	222,072
Ameriprise Financial Inc.	2,700	170,397
Amerisafe Inc. (a)	19,000	314,260
Arch Capital Group Ltd. (a)	900	66,969
Assurant Inc.	3,050	163,175
CB Richard Ellis Group Inc. Class A (a)	12,850	357,744
Chubb Corp.	1,450	77,778
CNA Surety Corp. (a)	8,800	155,144
Digital Realty Trust Inc.	4,300	169,377
East West Bancorp Inc.	4,100	147,436
EMC Insurance Group Inc.	4,900	127,351
Hartford Financial Services Group Inc.	400	37,020
IntercontinentalExchange Inc. (a)	950	144,305
Invesco PLC ADR	6,550	178,815
Jones Lang LaSalle Inc.	1,800	184,968
Lazard Ltd. Class A	5,550	235,320
Mercer Insurance Group Inc.	8,200	145,058
Northern Trust Corp.	4,450	294,901
Odyssey Re Holdings Corp.	5,000	185,550
RLI Corp.	4,100	232,552
Sunstone Hotel Investors Inc.	8,850	226,914
T Rowe Price Group Inc.	4,550	253,390
Tower Group Inc.	5,300	138,754

		4,385,544

Health Care (9.15%)
Albany Molecular Research Inc. (a)	11,800	178,180
Allscripts Healthcare Solution Inc. (a)	5,500	148,665
AMERIGROUP Corp. (a)	2,300	79,304
Barr Pharmaceuticals Inc. (a)	2,550	145,120
Celgene Corp. (a)	1,750	124,793
Chindex International Inc. (a)	9,300	224,502
Cytyc Corp. (a)	6,350	302,577
Endo Pharmaceuticals Holdings Inc. (a)	9,100	282,191
Express Scripts Inc. (a)	3,100	173,042
Genzyme Corp. (a)	3,000	185,880
Immucor Inc. (a)	7,200	257,400
Intuitive Surgical Inc. (a)	525	120,750
Inverness Medical Innovations Inc. (a)	2,300	127,236
Invitrogen Corp. (a)	5,700	465,861
Psychiatric Solutions Inc. (a)	3,950	155,156

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
QIAGEN NV (a)	9,000	$174,690
Respironics Inc. (a)	2,850	136,886
Shire PLC ADR	1,800	133,164
VCA Antech Inc. (a)	2,950	123,163
WellCare Health Plans Inc. (a)	1,900	200,317

		3,738,877

Industrials (22.19%)
Acuity Brands Inc.	4,100	206,968
American Commercial Lines Inc. (a)	2,000	47,460
Ampco-Pittsburgh Corp.	4,800	189,024
Atlas Air Worldwide Holdings Inc. (a)	3,300	170,379
BE Aerospace Inc. (a)	3,000	124,590
CDI Corp.	6,100	170,068
Ceradyne Inc. (a)	6,100	462,014
Cooper Industries Ltd. Class A	3,800	194,142
Cubic Corp.	4,900	206,633
Deere & Co.	1,400	207,788
Deluxe Corp.	7,200	265,248
Foster Wheeler Ltd. (a)	7,225	948,498
General Cable Corp. (a)	6,600	442,992
Hardinge Inc.	5,500	191,565
Herman Miller Inc.	4,300	116,702
Joy Global Inc.	1,150	58,489
Layne Christensen Co. (a)	4,700	260,756
Manitowoc Company Inc.	4,700	208,116
McDermott International Inc. (a)	26,900	1,454,752
MFRI Inc. (a)	7,300	130,232
Michael Baker Corp. (a)	5,100	249,951
MSC Industrial Direct Co. Inc.	4,500	227,655
Nordson Corp.	3,100	155,651
Perini Corp. (a)	5,400	302,022
Precision Castparts Corp.	4,075	603,018
PRG-Schultz International Inc. (a)	12,600	171,108
Robbins & Myers Inc.	6,400	366,656
Superior Essex Inc. (a)	5,500	205,040
TeleTech Holdings Inc. (a)	3,800	90,858
Terex Corp. (a)	2,400	213,648
Thomas & Betts Corp. (a)	4,550	266,812
Waste Industries USA Inc.	5,500	157,410

		9,066,245

Materials & Processes (11.52%)
Airgas Inc.	3,100	160,053
AK Steel Holding Corp. (a)	5,200	228,540
Century Aluminum Co. (a)	3,900	205,335
CF Industries Holdings Inc.	2,450	185,980
Cleveland-Cliffs Inc.	4,950	435,451
Commercial Metals Co.	5,700	180,405
Greif Inc.	3,400	206,312
Headwaters Inc. (a)	11,700	174,096
Hercules Inc.	9,400	197,588

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
ICO Inc. (a)	26,900	$378,752
LSB Industries Inc. (a)	16,300	385,495
Mosaic Co. (a)	2,500	133,800
Packaging Corp. of America	5,000	145,350
Potash Corp.	3,350	354,095
Reliance Steel & Aluminum Co.	8,900	503,206
Rock-Tenn Co. Class A	7,000	202,300
Steel Dynamics Inc.	5,400	252,180
Terra Industries Inc. (a)	10,300	321,978
Weyerhaeuser Co.	750	54,225

		4,705,141

Technology (13.33%)
Activision Inc. (a)	9,450	204,025
Adobe Systems Inc. (a)	3,850	168,091
Anixter International Inc. (a)	6,800	560,660
ASML Holding NV NY Shares (a)	3,300	108,438
Autodesk Inc. (a)	4,600	229,862
Avnet Inc. (a)	5,100	203,286
Ciena Corp. (a)	5,100	194,208
Citrix Systems Inc. (a)	3,950	159,264
Cognizant Technology Solutions Corp. (a)	2,250	179,482
CommScope Inc. (a)	4,500	226,080
F5 Networks Inc. (a)	3,150	117,149
FEI Co. (a)	6,200	194,866
Harris Corp.	3,700	213,823
Intersil Corp.	8,450	282,483
MAXIMUS Inc.	4,400	191,752
Microchip Technology Inc.	5,300	192,496
MICROS Systems Inc. (a)	1,650	107,366
Nuance Communications Inc. (a)	7,400	142,894
NVIDIA Corp. (a)	4,675	169,422
Paychex Inc.	5,650	231,650
PC Connection Inc. (a)	18,300	228,750
Riverbed Technology Inc. (a)	5,200	210,028
Syntel Inc.	5,300	220,374
Trimble Navigation Ltd. (a)	3,050	119,591
Trio-Tech International	10,100	109,989
Ultra Clean Holdings Inc. (a)	13,200	194,040
VeriFone Holdings Inc. (a)	3,600	159,588
Verigy Ltd. (a)	5,050	124,786

		5,444,443

Telecommunications (0.88%)
NII Holdings Inc. (a)	2,750	225,912
Time Warner Telecom Inc. (a)	6,050	132,919

		358,831

Utilities (3.49%)
Allegheny Energy Inc. (a)	3,500	182,910
Central Vermont Public Service Corp.	4,900	179,046
Constellation Energy Group	1,400	120,106

See accompanying notes to schedules of investments

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
ITC Holdings Corp.	3,550	$175,903
Nicor Inc.	3,500	150,150
NRG Energy Inc. (a)	7,500	317,175
Portland General Electric Co.	10,800	300,240

	100,000,000	1,425,530

Total Common Stocks
(cost $35,138,236)		40,151,112

Short-term Investments (1.80%)
JPMorgan Prime Money Market Fund	$732,624	732,624

Total Short-term Investments
(cost $732,624)		732,624

TOTAL INVESTMENTS (100.08%)
(cost $35,870,860)		40,883,736
LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(30,846)

NET ASSETS (100.00%)		$40,852,890

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (98.39%)
Australia (2.72%)
Amcor Ltd.	19,138	$125,328
Asciano Group (b)	5,344	42,536
BHP Billiton Ltd. Sponsor ADR	400	31,440
Brambles Ltd.	17,782	232,896
Foster’s Group Ltd.	21,300	123,421
Macquarie Bank Ltd.	2,680	200,711
Telstra Corp. Ltd.	26,046	100,768
Toll Holdings Ltd.	5,344	62,167
Woodside Petroleum Ltd.	2,200	97,999
Woolworths Ltd.	10,029	264,396

		1,281,662

Austria (0.58%)
Raiffeisen International Bank Holding AG	900	131,544
Telekom Austria AG	3,000	78,499
Wienerberger AG	1,000	62,542

		272,585

Belgium (0.52%)
Fortis	3,800	111,894
Fortis Rights (b)	3,800	20,212
UCB SA	1,889	111,462

		243,568

Canada (9.51%)
Alcan Inc.	1,400	139,669
Barrick Gold Corp.	23,500	946,580
CAMECO Corp.	12,800	590,423
Canadian National Railway Co.	1,600	91,305
Canadian Natural Resources Ltd.	5,500	417,815
EnCana Corp.	3,000	185,492
Fairfax Financial Holdings Ltd.	400	97,530
Manulife Financial Corp.	1,600	65,969
Methanex Corp.	4,700	118,274
Potash Corp. of Saskatchewan Inc.	10,400	1,098,396
Research In Motion Ltd. (b)	1,200	117,931
Rogers Communications Inc. Class B	1,900	86,495
Shoppers Drug Mart Corp.	1,700	92,943
Sun Life Financial Inc.	1,900	99,714
Suncor Energy Inc.	2,600	246,917
The Toronto Dominion Bank	1,100	84,381

		4,479,834

Denmark (0.54%)
Novo Nordisk A/S	2,100	253,467

	Shares	Value
Common Stocks (Cont.)
Finland (1.25%)
Metso OYJ	1,660	$114,330
Nokia OYJ	2,700	102,643
Rautaruukki OYJ	1,700	103,000
Stora Enso OYJ R Shares	4,300	83,757
UPM-Kymmene OYJ	7,668	185,444

		589,174

France (12.58%)
Accor SA	1,400	124,291
Air Liquide SA	2,190	293,109
AXA	4,400	196,884
BNP Paribas	3,220	352,356
Bouygues	9,813	846,427
Carrefour SA	1,200	84,068
Dassault Systemes SA	3,200	209,991
Electricite De France	900	95,161
Groupe DANONE	3,900	306,979
L’Oreal SA	3,800	498,512
Lafarge SA	1,700	263,380
PagesJaunes SA	1,779	36,555
Peugeot SA	2,600	214,588
Rhodia SA Reg. (b)	2,266	82,460
Safran SA	1,300	31,384
Sanofi-Aventis	6,800	575,776
Schneider Electric SA	2,360	298,160
Societe Generale Class A	1,545	259,260
Total SA	8,700	707,377
Veolia Environnement	4,081	351,428
Vivendi	2,300	97,079

		5,925,225

Germany (5.78%)
Allianz SE Reg.	1,800	420,556
Bayer AG	2,000	159,193
Commerzbank AG	1,945	78,739
Continental AG	1,900	262,748
DaimlerChrysler AG	6,300	634,593
Depfa Bank PLC	4,500	93,172
Deutsche Bank AG Reg. (Xetra)	1,400	180,428
Deutsche Bank AG Reg. (New York)	100	12,839
Hypo Real Estate Holding AG	1,454	82,685
Infineon Technologies AG (b)	8,400	144,814
SAP AG	4,800	280,969
Siemens AG	2,700	371,223

		2,721,959

Greece (0.02%)
Greek Org of Football Prognostics SA	290	11,248

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (2.07%)
Bank of East Asia Ltd.	28,800	$161,526
Esprit Holdings Ltd.	6,000	95,319
Hang Lung Properties Ltd.	12,000	53,718
Hang Lung Properties Ltd. (c)	16,000	71,625
Hong Kong & China Gas Co. Ltd.	36,300	84,518
Kerry Properties Ltd.	14,500	111,354
Li & Fung Ltd.	36,800	156,216
Sun Hung Kai Properties Ltd. (c)	2,000	33,703
Swire Pacific Ltd. Class A	17,000	206,108

		974,087

Ireland (1.02%)
Allied Irish Banks PLC	4,800	116,358
CRH PLC	7,100	281,960
Irish Life & Permanent PLC	3,800	84,259

		482,577

Italy (0.61%)
ENI SpA	2,200	81,533
Intesa Sanpaolo	26,476	204,435

		285,968

Japan (25.34%)
Advantest Corp.	1,800	56,101
Aeon Co. Ltd.	30,100	425,302
Bank of Yokohama Ltd.	13,000	89,749
Canon Inc.	3,300	180,133
Citizen Holdings Co. Ltd.	10,000	100,640
Daiwa House Industry Co. Ltd.	7,000	91,351
East Japan Railway Co.	10	78,875
Fanuc Ltd.	4,600	468,950
FUJIFILM Holdings Corp.	3,700	171,044
Hankyu Hanshin Holdings Inc.	15,000	76,655
Hirose Electric Co. Ltd.	700	85,135
Hoya Corp.	8,900	303,730
Idemitsu Kosan Co. Ltd.	700	78,797
INPEX Holdings Inc.	32	328,734
Japan Tobacco Inc.	14	76,908
JGC Corp.	5,000	96,418
JS Group Corp.	2,700	46,965
Kansai Electric Power Co. Inc.	3,000	68,559
Keyence Corp.	620	137,640
Millea Holdings Inc.	2,600	104,575
Mitsubishi Corp.	14,200	449,989
Mitsubishi Estate Co. Ltd.	3,000	85,927
Mitsubishi Heavy Industries Ltd.	10,000	65,381
Mitsubishi UFJ Financial Group Inc. (a)	21	183,372
Mitsui & Co. Ltd.	5,000	121,447
Mitsui OSK Lines Ltd.	8,000	129,613
Mizuho Financial Group Inc.	66	376,355

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Murata Manufacturing Co. Ltd.	1,400	$100,918
Nintendo Co. Ltd.	700	364,428
Nippon Electric Glass Co. Ltd.	8,500	136,900
Nippon Telegraph & Telephone Corp.	15	70,126
Nissan Motor Co. Ltd.	21,200	212,434
Nomura Holdings Inc.	4,000	67,070
NTT DoCoMo Inc.	70	99,943
Oracle Corp. Japan	1,500	68,559
Orix Corp.	1,780	406,007
Rohm Co. Ltd.	1,100	97,201
Shimamura Co. Ltd.	800	74,870
Shin-Etsu Chemical Co. Ltd.	1,700	117,512
SMC Corp.	1,800	246,498
Softbank Corp.	52,100	961,581
Sony Corp.	5,000	242,458
Sumitomo Chemical Co. Ltd.	34,200	293,275
Sumitomo Corp.	20,000	386,541
Sumitomo Mitsui Financial Group Inc.	102	794,759
Suzuki Motor Corp.	14,000	414,399
Takeda Pharmaceutical Co. Ltd.	2,600	182,893
Tokyo Electron Ltd.	2,900	183,798
Tokyo Gas Co. Ltd.	29,000	135,072
Tokyu Corp.	17,000	111,000
Toshiba Corp.	53,000	495,094
Trend Micro Inc.	5,500	237,975
Unicharm Corp.	1,600	98,202
Ushio Inc.	2,700	49,127
Yahoo! Japan Corp.	943	357,119
Yamada Denki Co. Ltd.	2,300	227,667
Yamato Holdings Co. Ltd.	15,000	225,003

		11,936,774

Luxembourg (0.26%)
SES FDR Class A (Paris)	1,300	30,642
SES FDR Class A (Luxembourg)	4,000	93,543

		124,185

Netherlands (3.67%)
Aegon NV	9,256	177,257
Akzo Nobel NV	2,400	197,808
Heineken NV	1,500	98,433
ING Groep NV	16,600	736,871
Koninklijke Ahold NV (b)	5,520	83,435
Koninklijke KPN NV	12,600	218,658
Unilever NV CVA	7,000	216,103

		1,728,565

Norway (0.65%)
DNB NOR ASA	5,400	82,834

See accompanying notes to schedules of Investment.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Telenor ASA (b)	11,200	$224,364

		307,198

Singapore (1.13%)
Capitaland Ltd.	64,000	351,127
Singapore Telecommunications Ltd.	39,600	107,164
United Overseas Bank Ltd.	5,000	74,386

		532,677

Spain (2.64%)
Banco Bilbao Vizcaya Argentaria SA	17,200	403,213
Banco Santander SA	13,700	266,269
Inditex SA	2,200	148,259
Repsol YPF SA	7,200	257,184
Telefonica SA	6,000	167,949

		1,242,874

Sweden (0.99%)
ASSA ABLOY AB Class B	3,800	78,870
Atlas Copco AB Class A	4,400	76,132
TeliaSonera AB	34,500	311,855

		466,857

Switzerland (8.82%)
Adecco SA Reg.	1,370	81,017
Compagnie Financiere Richemont AG Class A	10,601	702,484
Credit Suisse Group	2,071	137,503
Holcim Ltd.	3,150	347,941
Holcim Ltd. (c)	379	41,863
Nestle SA	1,460	655,856
Nobel Biocare Holding AG (b)	467	126,452
Novartis AG	11,768	649,426
Roche Holding AG	3,321	602,159
Swiss Reinsurance	5,540	493,449
Swisscom AG	417	158,580
Synthes Inc.	588	65,808
UBS AG Reg. (New York)	1,378	74,093
UBS AG Reg. (Virt-x)	400	21,300

		4,157,931

United Kingdom (17.69%)
ARM Holdings PLC	23,900	75,305
AstraZeneca PLC	5,000	250,617
BAE Systems PLC	91,000	918,828
BAE Systems PLC (c)	4,000	40,388
Barclays PLC	9,000	109,655
BHP Billiton PLC	16,900	605,105

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
British Land Co. PLC	5,300	$127,089
Carnival PLC	900	42,978
Daily Mail & General Trust NV Class A	6,500	83,784
HBOS PLC	20,800	389,182
HSBC Holdings PLC	9,100	168,405
Lloyds TSB Group PLC	12,500	138,744
Lonmin PLC	1,200	89,590
Marks & Spencer Group PLC	6,900	86,893
National Grid PLC	14,900	239,006
Pearson PLC	5,500	85,242
Premier Foods PLC	18,400	83,951
Reed Elsevier PLC	22,500	284,496
Reuters Group PLC	14,000	184,181
Rio Tinto PLC	2,600	224,913
Royal Bank of Scotland Group	58,300	626,229
Royal Dutch Shell PLC Class A	26,808	1,107,050
SABMiller PLC	16,500	469,925
Scottish & Southern Energy PLC	11,400	352,432
Standard Chartered PLC	10,100	330,634
Tesco PLC	31,500	283,092
Unilever PLC	2,430	76,814
Vodafone Group PLC	85,962	310,425
Xstrata PLC	5,900	391,596
Yell Group PLC	18,100	158,870

		8,335,419

Total Common Stocks
(cost $37,369,451)		46,353,834

Preferred Stocks (0.14%)
Germany (0.14%)
Porsche AG PFD	32	67,977

Total Preferred Stocks
(cost $67,832)		67,977

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal Amount	Value
Repurchase Agreement (0.75%)
State Street Repurchase Agreement, (d)
3.000%, Agreement date 09/28/2007, to be repurchased at $354,967 on 10/01/2007	$354,879	$354,879

Total Repurchase Agreement
(cost $354,879)		354,879

TOTAL INVESTMENTS (99.28%)
(cost $37,792,162)		46,776,690

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.72%)		337,730

NET ASSETS (100.0%)		$47,114,420

(a)	Security valued at fair value.

(b)	Non-income producing security.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	Repurchase agreement is fully collateralized by U. S. Government Agency security with a coupon rate of 6.10%, a maturity date of January 15, 2036, and a market value of $365,539.

ADR - American Depository Receipts

FDR - Fiduciary Depository Receipts

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$14,790,115	31.63%
Japanese Yen	11,936,774	25.52
British Pound	6,977,752	14.92
Swiss Franc	4,136,631	8.84
Canadian Dollar	3,533,254	7.55
United States Dollar	1,367,038	2.92
Australian Dollar	1,250,222	2.67
Hong Kong Dollar	974,088	2.08
Swedish Krona	717,474	1.53
Singapore Dollar	532,677	1.14
Norwegian Krone	307,198	0.66
Danish Krone	253,467	0.54

Total Investments	$46,776,690	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$10,348,014	21.97%
Materials	6,221,594	13.21
Industrials	5,054,241	10.73
Consumer Discretionary	5,036,211	10.69
Energy	4,099,321	8.70
Consumer Staples	3,938,341	8.36
Information Technology	3,837,024	8.14
Telecommunication Services	3,742,833	7.94
Health Care	2,818,058	5.98
Utilities	1,326,174	2.81

Total Stocks	46,421,811	98.53
Repurchase Agreement	354,879	0.75
Cash and Other Assets, Net of Liabilities	337,730	0.72

Net Assets	$47,114,420	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (99.62%)
Aerospace/Defense (1.63%)
Boeing Co.	36,933	$3,877,596
General Dynamics Corp.	18,911	1,597,412
Lockheed Martin Corp.	16,600	1,800,934
Northrop Grumman Corp.	16,091	1,255,098
Raytheon Co.	20,763	1,325,094
Rockwell Collins Inc.	7,920	578,477

		10,434,611

Agriculture, Foods, & Beverage (4.03%)
Anheuser-Busch Companies Inc.	35,743	1,786,793
Archer-Daniels-Midland Co.	30,372	1,004,706
Campbell Soup Co.	10,614	392,718
Coca-Cola Enterprises Inc.	13,329	322,828
ConAgra Foods Inc.	23,927	625,212
Constellation Brands Inc. (a)	9,665	233,990
Dean Foods Co.	6,210	158,852
General Mills Inc.	16,166	937,790
HJ Heinz Co.	15,406	711,757
Kellogg Co.	11,995	671,720
Kraft Foods Inc. Class A	75,545	2,607,058
McCormick & Co. Inc.	6,119	220,100
Molson Coors Brewing Co. Class B	2,901	289,143
Pepsi Bottling Group Inc.	6,206	230,677
PepsiCo Inc.	76,507	5,604,903
Reynolds American Inc.	8,053	512,090
Sara Lee Corp.	34,959	583,466
Sysco Corp.	28,639	1,019,262
The Coca-Cola Co.	94,737	5,444,535
The Hershey Co.	8,239	382,372
Tyson Foods Inc.	11,639	207,756
Whole Foods Market Inc.	6,485	317,506
WM Wrigley Jr. Co.	10,200	655,146
Yum! Brands Inc.	24,922	843,111

		25,763,491

Airlines (0.08%)
Southwest Airlines Co.	36,605	541,754

Automotive (0.72%)
Ford Motor Co. (a)	97,727	829,702
General Motors Corp.	26,205	961,724
Genuine Parts Co.	7,971	398,550
Goodyear Tire & Rubber Co. (a)	9,367	284,850
Harley-Davidson Inc.	12,312	568,938
ITT Corp.	8,511	578,152
Paccar Inc.	11,667	994,612

		4,616,528

Banks (5.94%)
Bank of America Corp.	209,600	10,536,592
Bank of New York Mellon Corp.	53,127	2,345,026
BB&T Corp.	25,433	1,027,239

	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
Comerica Inc.	7,483	$383,728
Fifth Third Bancorp	25,853	875,900
Hudson City Bancorp Inc.	23,634	363,491
Huntington Bancshares Inc.	17,199	292,039
JPMorgan Chase & Co.	160,839	7,369,643
M&T Bank Corp.	3,648	377,386
Northern Trust Corp.	8,719	577,808
PNC Financial Services Group Inc.	16,151	1,099,883
State Street Corp.	18,693	1,274,115
SunTrust Banks Inc.	16,866	1,276,250
Synovus Financial Corp.	15,047	422,068
US Bancorp	82,536	2,684,896
Washington Mutual Inc.	42,313	1,494,072
Wells Fargo & Co.	157,795	5,620,658

		38,020,794

Building Materials & Construction (0.43%)
American Standard Companies Inc.	8,191	291,763
Centex Corp.	5,650	150,121
DR Horton Inc.	12,527	160,471
Fluor Corp.	4,062	584,847
KB Home	3,529	88,437
Leggett & Platt Inc.	8,373	160,427
Lennar Corp.	6,433	145,707
Masco Corp.	18,534	429,433
Pulte Homes Inc.	9,834	133,841
Stanley Works	3,688	207,007
Vulcan Materials Co.	4,615	411,427

		2,763,481

Chemicals (1.75%)
Air Products & Chemicals Inc.	10,348	1,011,620
Ashland Inc.	2,433	146,491
E.I. du Pont de Nemours & Co.	43,255	2,143,718
Eastman Chemical Co.	3,768	251,439
Hercules Inc.	5,239	110,124
International Flavors & Fragrances Inc.	3,713	196,269
Monsanto Co.	25,707	2,204,118
Pall Corp.	5,768	224,375
PPG Industries Inc.	7,681	580,300
Praxair Inc.	14,963	1,253,301
Rohm & Haas Co.	6,727	374,492
Sealed Air Corp.	7,474	191,035
Sigma-Aldrich Corp.	6,172	300,823
Temple-Inland Inc.	5,090	267,887
The Dow Chemical Co.	44,630	1,921,768

		11,177,760

Commercial Service/Supply (1.31%)
Allied Waste Industries Inc. (a)	11,619	148,142
Apollo Group Inc. Class A (a)	6,470	389,171
Ball Corp.	4,788	257,355

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Commercial Service/Supply (Cont.)
Cintas Corp.	6,329	$234,806
Convergys Corp. (a)	6,466	112,250
Eastman Kodak Co.	13,238	354,249
Ecolab Inc.	8,378	395,442
Equifax Inc.	6,573	250,563
Interpublic Group of Companies Inc. (a)	21,011	218,094
Monster Worldwide Inc. (a)	6,138	209,060
Moody’s Corp.	11,065	557,676
Omnicom Group Inc.	15,876	763,477
Pactiv Corp. (a)	6,573	188,382
Paychex Inc.	15,742	645,422
Pitney Bowes Inc.	10,243	465,237
Robert Half International Inc.	7,907	236,103
RR Donnelley & Sons Co.	10,081	368,561
Ryder System Inc.	2,788	136,612
Snap-On Inc.	2,697	133,609
Waste Management Inc.	25,035	944,821
WW Grainger Inc.	3,512	320,259
Wyndham Worldwide Corp.	9,279	303,980
Xerox Corp. (a)	42,485	736,690

		8,369,961

Computer Software & Services (4.47%)
Adobe Systems Inc. (a)	27,466	1,199,166
Affiliated Computer Services Inc. C lass A (a)	5,204	261,449
Autodesk Inc. (a)	10,637	531,531
Automatic Data Processing Inc.	25,823	1,186,050
BMC Software Inc. (a)	9,820	306,679
CA Inc.	19,076	490,635
Computer Sciences Corp. (a)	8,203	458,548
Compuware Corp. (a)	16,864	135,249
eBay Inc. (a)	53,168	2,074,615
Electronic Arts Inc. (a)	14,350	803,456
Electronic Data Systems Corp.	23,929	522,609
EMC Corp. (a)	100,725	2,095,080
Intuit Inc. (a)	15,980	484,194
Juniper Networks Inc. (a)	25,215	923,121
Microsoft Corp.	382,742	11,275,579
Oracle Corp. (a)	187,092	4,050,542
Unisys Corp. (a)	15,818	104,715
Yahoo! Inc. (a)	62,508	1,677,715

		28,580,933

Computers (3.72%)
Apple Inc. (a)	40,969	6,290,380
Dell Inc. (a)	106,519	2,939,924
Hewlett-Packard Co.	122,656	6,107,042
International Business Machines Corp.	64,207	7,563,585
Sun Microsystems Inc. (a)	167,632	940,416

		23,841,347

	Shares	Value
Common Stocks (Cont.)
Consumer & Marketing (4.36%)
Altria Group Inc.	99,179	$6,895,916
Avery Dennison Corp.	4,569	260,524
Avon Products Inc.	20,733	778,109
Black & Decker Corp.	2,970	247,401
Brown-Forman Corp. Class B	3,671	274,995
Brunswick Corp.	4,360	99,670
Clorox Co.	6,991	426,381
Colgate-Palmolive Co.	23,924	1,706,260
Danaher Corp.	11,286	933,465
Darden Restaurants Inc.	6,694	280,211
Fortune Brands Inc.	7,040	573,690
Harman International Industries Inc.	3,085	266,914
Hasbro Inc.	7,090	197,669
IAC/InterActiveCorp. (a)	10,166	301,625
Kimberly-Clark Corp.	20,087	1,411,313
Mattel Inc.	18,055	423,570
Newell Rubbermaid Inc.	12,856	370,510
Starbucks Corp. (a)	35,442	928,580
The Estee Lauder Companies	5,909	250,896
The Procter & Gamble Co.	148,085	10,416,299
UST Inc.	7,542	374,083
Wendy’s International Inc.	3,803	132,763
Whirlpool Corp.	3,628	323,255

		27,874,099

Electronic/Electrical Mfg. (5.94%)
Advanced Micro Devices Inc. (a)	25,147	331,940
Agilent Technologies Inc. (a)	19,153	706,363
Applied Materials Inc.	64,906	1,343,554
Emerson Electric Co.	37,886	2,016,293
General Electric Co.	484,259	20,048,323
Intel Corp.	275,183	7,116,232
KLA-Tencor Corp.	9,194	512,841
Linear Technology Corp.	11,410	399,236
LSI Corp. (a)	36,077	267,691
Micron Technology Inc. (a)	34,621	384,293
Molex Inc.	6,542	176,176
National Semiconductor Corp.	12,021	326,010
PerkinElmer Inc.	6,043	176,516
Rockwell Automation Inc.	7,672	533,281
Texas Instruments Inc.	68,396	2,502,610
Tyco Electronics Ltd.	23,286	825,023
Waters Corp. (a)	4,808	321,751

		37,988,133

Financial Services (9.62%)
Ambac Financial Group Inc.	4,851	305,176
American Capital Strategies Ltd.	8,309	355,044
American Express Co.	56,472	3,352,743
Ameriprise Financial Inc.	11,413	720,274
Apartment Investment and Management Co.	4,456	201,099

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Archstone-Smith Trust	10,698	$643,378
AvalonBay Communities Inc.	3,818	450,753
Bear Stearns Companies Inc.	5,568	683,806
Boston Properties Inc.	5,578	579,554
Capital One Financial Corp.	19,380	1,287,413
CB Richard Ellis Group Inc. Class A (a)	8,516	237,085
Charles Schwab Corp.	46,367	1,001,527
CIT Group Inc.	9,205	370,041
Citigroup Inc.	234,778	10,957,089
CME Group Inc.	2,572	1,510,664
Commerce Bancorp Inc.	8,622	334,361
Countrywide Financial Corp.	27,619	525,037
Developers Diversified Realty Corp.	5,936	331,644
Discover Financial Services (a)	23,989	498,971
E*Trade Financial Corp. (a)	19,673	256,929
Equity Residential	13,471	570,632
Federal Home Loan Mortgage Corp.	31,301	1,847,072
Federal National Mortgage Association	45,643	2,775,551
Federated Investors Inc. Class B	4,104	162,929
Fidelity National Information Services	7,555	335,215
First Horizon National Corp.	5,813	154,975
Franklin Resources Inc.	7,708	982,770
General Growth Properties Inc.	11,534	618,453
Goldman Sachs Group Inc.	19,345	4,192,835
H&R Block Inc.	15,107	319,966
Host Hotels & Resorts Inc.	24,372	546,908
IntercontinentalExchange Inc. (a)	3,277	497,776
Janus Capital Group Inc.	8,607	243,406
Keycorp	18,653	603,052
Kimco Realty Corp.	11,241	508,206
Legg Mason Inc.	6,096	513,832
Lehman Brothers Holdings Inc.	24,897	1,536,892
Leucadia National Corp.	7,750	373,705
Marshall & Ilsley Corp.	11,949	523,008
MBIA Inc.	6,177	377,106
Merrill Lynch & Co. Inc.	41,216	2,937,876
MGIC Investment Corp.	4,025	130,048
Morgan Stanley	49,729	3,132,927
National City Corp.	28,759	721,563
Principal Financial Group Inc.	12,710	801,874
ProLogis	11,884	788,503
Public Storage	5,810	456,957
Regions Financial Corp.	33,823	997,102
Simon Property Group Inc.	10,669	1,066,900
SLM Corp.	19,167	952,025
Sovereign Bancorp Inc.	17,189	292,901
T Rowe Price Group Inc.	12,308	685,433
Vornado Realty Trust	6,267	685,296
Wachovia Corp.	89,870	4,506,981
Western Union Co.	35,849	751,754
Zions Bancorporation	5,029	345,341

		61,540,358

	Shares	Value
Common Stocks (Cont.)
Forest Products & Paper (0.34%)
International Paper Co.	19,672	$705,635
MeadWestvaco Corp.	8,350	246,575
OfficeMax Inc.	3,399	116,484
Plum Creek Timber Co. Inc.	8,630	386,279
Weyerhaeuser Co.	9,781	707,166

		2,162,139

Health Care (11.19%)
Abbott Laboratories	72,557	3,890,506
Aetna Inc.	24,812	1,346,547
Allergan Inc.	14,514	935,718
AmerisourceBergen Corp.	9,122	413,500
Amgen Inc. (a)	51,387	2,906,963
Applera Corp.- Applied Biosystems Group	8,585	297,384
Barr Pharmaceuticals Inc. (a)	4,963	282,444
Bausch & Lomb Inc.	2,483	158,912
Baxter International Inc.	30,463	1,714,458
Becton Dickinson & Co.	11,376	933,401
Biogen Idec Inc. (a)	13,458	892,669
Boston Scientific Corp. (a)	60,827	848,537
Bristol-Myers Squibb Co.	93,740	2,701,587
Cardinal Health Inc.	17,746	1,109,657
Celgene Corp. (a)	17,682	1,260,903
Coventry Health Care Inc. (a)	7,370	458,488
Covidien Ltd. (a)	23,286	966,369
CR Bard Inc.	4,793	422,695
Eli Lilly & Co.	46,244	2,632,671
Express Scripts Inc. (a)	12,726	710,365
Forest Laboratories Inc. (a)	14,747	549,916
Genzyme Corp. (a)	12,196	755,664
Gilead Sciences Inc. (a)	44,650	1,824,846
Hospira Inc. (a)	7,237	299,974
Humana Inc. (a)	7,720	539,474
IMS Health Inc.	9,150	280,356
Johnson & Johnson	136,511	8,968,773
King Pharmaceuticals Inc. (a)	11,171	130,924
Laboratory Corp. of America Holdings (a)	5,765	450,996
Manor Care Inc.	3,404	219,218
McKesson Corp.	14,100	828,939
Medco Health Solutions Inc. (a)	13,180	1,191,340
Medtronic Inc.	53,991	3,045,632
Merck & Co. Inc.	102,392	5,292,642
Mylan Laboratories Inc.	11,040	176,198
Patterson Companies Inc. (a)	6,396	246,950
Pfizer Inc.	329,162	8,041,428
Quest Diagnostics Inc.	7,486	432,466
Schering-Plough Corp.	76,015	2,404,354
St. Jude Medical Inc. (a)	16,519	727,992
Stryker Corp.	11,695	804,148
Tenet Healthcare Corp. (a)	21,722	72,986

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
UnitedHealth Group Inc.	62,872	$3,044,891
Varian Medical Systems Inc. (a)	6,028	252,513
Watson Pharmaceuticals Inc. (a)	4,660	150,984
WellPoint Inc. (a)	28,920	2,282,366
Wyeth	63,129	2,812,397
Zimmer Holdings Inc. (a)	11,108	899,637

		71,611,778

Insurance (4.39%)
ACE Ltd.	15,094	914,244
Aflac Inc.	23,051	1,314,829
American International Group Inc.	121,848	8,243,017
Aon Corp.	14,575	653,106
Assurant Inc.	4,699	251,397
Chubb Corp.	19,158	1,027,635
Cigna Corp.	14,000	746,060
Cincinnati Financial Corp.	8,026	347,606
Genworth Financial Inc.	20,585	632,577
Hartford Financial Services Group Inc.	14,790	1,368,814
Lincoln National Corp.	12,390	817,368
Loews Corp.	21,135	1,021,877
Marsh & McLennan Companies Inc.	25,758	656,829
MetLife Inc.	35,332	2,463,700
Progressive Corp.	33,305	646,450
Prudential Financial Inc.	22,064	2,153,005
Safeco Corp.	4,804	294,101
The Allstate Corp.	28,256	1,615,961
Torchmark Corp.	4,547	283,369
Travelers Companies Inc.	31,694	1,595,476
Unum Group	15,829	387,336
XL Capital Ltd. Class A	8,608	681,754

		28,116,511

Leisure, Lodging & Gaming (0.61%)
Carnival Corp.	20,584	996,883
Harrah’s Entertainment Inc.	8,647	751,684
Hilton Hotels Corp.	17,938	833,938
Marriott International Inc. Class A	15,751	684,696
Starwood Hotels & Resorts Worldwide Inc.	10,027	609,140

		3,876,341

Machinery & Manufacturing (3.75%)
3M Co.	34,222	3,202,495
Bemis Co. Inc.	4,846	141,067
Caterpillar Inc.	30,552	2,396,193
Cooper Industries Ltd. Class A	8,584	438,557
Cummins Inc.	4,953	633,439
Deere & Co.	10,703	1,588,539
Dover Corp.	9,369	477,351
Eaton Corp.	6,932	686,545
Goodrich Corp.	5,823	397,303

	Shares	Value
Common Stocks (Cont.)
Machinery & Manufacturing (Cont.)
Honeywell International Inc.	35,968	$2,139,017
Illinois Tool Works Inc.	19,434	1,159,044
Ingersoll-Rand Co. Ltd. Class A	13,986	761,817
Johnson Controls Inc.	9,275	1,095,470
Millipore Corp. (a)	2,667	202,159
Parker Hannifin Corp.	5,517	616,966
Precision Castparts Corp.	6,417	949,588
Terex Corp. (a)	4,849	431,658
Textron Inc.	11,900	740,299
Thermo Fisher Scientific Inc. (a)	19,926	1,150,129
Tyco International Ltd.	23,286	1,032,501
United Technologies Corp.	46,914	3,775,639

		24,015,776

Media & Broadcasting (2.88%)
CBS Corp. Class B	33,429	1,053,014
Clear Channel Communications Inc.	23,056	863,217
Comcast Corp. Class A (a)	146,254	3,536,422
Dow Jones & Co. Inc.	2,915	174,025
EW Scripps Co. Class A	3,926	164,892
Gannett Co. Inc.	10,950	478,515
Meredith Corp.	1,917	109,844
New York Times Co.	6,703	132,451
News Corp. Class A	109,101	2,399,131
The DIRECTV Group Inc. (a)	35,752	868,059
The McGraw-Hill Companies Inc.	16,534	841,746
The Walt Disney Co.	92,798	3,191,323
Time Warner Inc.	178,237	3,272,431
Tribune Co.	3,960	108,187
Viacom Inc. Class B (a)	32,642	1,272,059

		18,465,316

Mining & Metals (1.01%)
Alcoa Inc.	40,991	1,603,568
Allegheny Technologies Inc.	4,967	546,121
Freeport-McMoRan Copper & Gold Inc.	18,157	1,904,488
Newmont Mining Corp.	20,964	937,720
Nucor Corp.	14,172	842,809
United States Steel Corp.	5,769	611,168

		6,445,874

Oil & Gas (11.37%)
Anadarko Petroleum Corp.	21,982	1,181,533
Apache Corp.	15,448	1,391,247
Baker Hughes Inc.	15,361	1,388,174
BJ Services Co.	14,238	378,019
Chesapeake Energy Corp.	19,508	687,852
Chevron Corp.	101,233	9,473,384
ConocoPhillips	76,806	6,741,263
Devon Energy Corp.	20,792	1,729,894
El Paso Corp.	32,399	549,811
ENSCO International Inc.	7,080	397,188

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
EOG Resources Inc.	11,712	$847,129
Exxon Mobil Corp.	262,855	24,329,859
Halliburton Co.	42,960	1,649,664
Hess Corp.	12,911	858,969
Marathon Oil Corp.	32,716	1,865,466
Murphy Oil Corp.	8,687	607,134
Nabors Industries Ltd. (a)	14,184	436,442
National-Oilwell Varco Inc. (a)	8,244	1,191,258
Noble Corp.	12,638	619,894
Occidental Petroleum Corp.	39,813	2,551,217
Questar Corp.	7,962	418,244
Rowan Companies Inc.	5,044	184,509
Schlumberger Ltd.	56,382	5,920,110
Smith International Inc.	9,542	681,299
Spectra Energy Corp.	29,365	718,855
Sunoco Inc.	5,331	377,328
Tesoro Corp.	6,477	298,072
Transocean Inc. (a)	13,571	1,534,201
Valero Energy Corp.	25,960	1,743,993
Weatherford International Ltd. (a)	16,067	1,079,381
Williams Companies Inc.	27,801	946,902

		72,778,291

Retailers (5.41%)
Abercrombie & Fitch Co. Class A	4,133	333,533
Amazon.com Inc. (a)	14,479	1,348,719
AutoNation Inc. (a)	6,996	123,969
Autozone Inc. (a)	2,416	280,594
Bed Bath & Beyond Inc. (a)	13,066	445,812
Best Buy Co. Inc.	18,813	865,774
Big Lots Inc. (a)	5,285	157,704
Circuit City Stores Inc.	6,332	50,086
Coach Inc. (a)	17,317	818,575
Costco Wholesale Corp.	21,247	1,303,928
CVS Caremark Corp.	70,932	2,811,035
Dillard’s Inc. Class A	2,815	61,452
Family Dollar Stores Inc.	7,126	189,267
GAP Inc.	24,378	449,530
Home Depot Inc.	79,423	2,576,482
J.C. Penney Co. Inc.	10,580	670,455
Kohl’s Corp. (a)	15,367	880,990
Kroger Co.	33,419	953,110
Limited Brands Inc.	16,006	366,377
Lowe’s Companies Inc.	71,005	1,989,560
Macy’s Inc.	21,386	691,196
McDonald’s Corp.	56,826	3,095,312
Nordstrom Inc.	9,988	468,337
Office Depot Inc. (a)	13,423	276,782
RadioShack Corp.	6,225	128,609
Safeway Inc.	20,721	686,072
Sears Holdings Corp. (a)	3,821	486,031
Staples Inc.	33,562	721,248
Supervalu Inc.	9,710	378,787

	Shares	Value
Common Stocks (Cont.)
Retailers (Cont.)
Target Corp.	39,994	$2,542,419
The Sherwin-Williams Co.	5,187	340,838
Tiffany & Co.	6,561	343,468
TJX Companies Inc.	21,223	616,953
Wal-Mart Stores Inc.	114,322	4,990,155
Walgreen Co.	46,850	2,213,194

		34,656,353

Technology (3.22%)
Akamai Technologies Inc. (a)	8,378	240,700
Altera Corp.	16,512	397,609
Analog Devices Inc.	15,593	563,843
Avaya Inc. (a)	20,905	354,549
Broadcom Corp. (a)	21,812	794,829
Citrix Systems Inc. (a)	8,400	338,688
Cognizant Technology Solutions Corp. (a)	6,615	527,679
Fiserv Inc. (a)	8,236	418,883
Google Inc. (a)	10,876	6,169,628
International Game Technology	15,673	675,506
Jabil Circuit Inc.	8,644	197,429
L-3 Communications Holdings Inc.	5,733	585,569
Lexmark International Inc. Class A (a)	4,768	198,015
MEMC Electronic Materials Inc. (a)	10,512	618,736
Microchip Technology Inc.	10,303	374,205
NCR Corp. (a)	8,364	416,527
Network Appliance Inc. (a)	17,238	463,875
Novell Inc. (a)	17,786	135,885
Novellus Systems Inc. (a)	5,847	159,389
NVIDIA Corp. (a)	26,431	957,859
QLogic Corp. (a)	7,453	100,243
QUALCOMM Inc.	78,460	3,315,720
SanDisk Corp. (a)	10,575	582,682
Solectron Corp. (a)	41,957	163,632
Symantec Corp. (a)	44,012	852,953
Tektronix Inc.	3,910	108,463
Teradyne Inc. (a)	9,152	126,298
VeriSign Inc. (a)	11,253	379,676
Xilinx Inc.	15,183	396,884

		20,615,954

Telecom & Telecom Equipment (5.86%)
Alltel Corp.	16,734	1,166,025
AT&T Inc.	289,425	12,245,572
CenturyTel Inc.	5,298	244,874
Ciena Corp. (a)	3,843	146,341
Cisco Systems Inc. (a)	288,132	9,540,050
Citizens Communications Co.	15,408	220,643
Corning Inc.	73,590	1,813,993
Embarq Corp.	6,916	384,530
JDS Uniphase Corp. (a)	9,653	144,409
Motorola Inc.	110,747	2,052,142

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Qwest Communications International Inc. (a)	73,920	$677,107
Sprint Nextel Corp.	136,287	2,589,453
Tellabs Inc. (a)	20,769	197,721
Verizon Communications Inc.	136,656	6,051,128

		37,473,988

Textiles & Clothing (0.29%)
Jones Apparel Group Inc.	5,239	110,700
Liz Claiborne Inc.	4,825	165,642
Nike Inc.	17,792	1,043,679
Polo Ralph Lauren Corp.	2,861	222,443
VF Corp.	4,047	326,795

		1,869,259

Transportation (1.58%)
Burlington Northern Santa Fe Corp.	14,610	1,185,894
CH Robinson Worldwide Inc.	8,024	435,623
CSX Corp.	20,458	874,170
FedEx Corp.	14,382	1,506,514
Norfolk Southern Corp.	18,293	949,590
Union Pacific Corp.	12,645	1,429,644
United Parcel Service Inc. Class B	50,107	3,763,036

		10,144,471

Utilities & Energy (3.72%)
Allegheny Energy Inc. (a)	7,754	405,224
Ameren Corp.	9,957	522,742
American Electric Power Co. Inc.	19,355	891,878
CenterPoint Energy Inc.	14,316	229,485
CMS Energy Corp.	10,200	171,564
CONSOL Energy Inc.	8,458	394,143
Consolidated Edison Inc.	12,722	589,029
Constellation Energy Group	8,469	726,556
Dominion Resources Inc.	13,833	1,166,122
DTE Energy Co.	8,414	407,574
Duke Energy Corp.	58,651	1,096,187
Dynegy Inc. (a)	19,889	183,774
Edison International	15,119	838,349
Entergy Corp.	9,531	1,032,112
Exelon Corp.	31,505	2,374,217
FirstEnergy Corp.	14,842	940,092
FPL Group Inc.	18,935	1,152,763
Integrys Energy Group Inc.	3,498	179,203
Nicor Inc.	2,047	87,816
NiSource Inc.	12,575	240,685
Peabody Energy Corp.	12,269	587,317
PG&E Corp.	16,851	805,478
Pinnacle West Capital Corp.	5,019	198,301
PPL Corp.	17,933	830,298
Progress Energy Inc.	12,161	569,743
Public Service Enterprise Group Inc.	11,811	1,039,250

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
Sempra Energy	12,314	$715,690
TECO Energy Inc.	9,621	158,073
The AES Corp. (a)	30,960	620,438
The Southern Co.	35,859	1,300,965
TXU Corp.	21,950	1,502,916
Windstream Corp.	21,786	307,618
Xcel Energy Inc.	18,616	400,989
XTO Energy Inc.	18,535	1,146,204

		23,812,795

Total Common Stocks
(cost $517,733,272)		637,558,096

Short-term Investments (0.29%)
U.S. Treasury Bills,
4.767%, 12/27/2007 (b)	$1,856,000	1,839,283

Total Short-term Investments
(cost $1,839,407)		1,839,283

TOTAL INVESTMENTS (99.91%)
(cost $519,572,679)		639,397,379
CASH AND OTHER ASSETS, NET OF
LIABILITIES (0.09%)		586,022

NET ASSETS (100.00%)		$639,983,401

(a)	Non-income producing security.

(b)	At September 30, 2007, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (93.59%)
Automotive & Transportation (3.55%)
AAR Corp. (a)	7,637	$231,707
ABX Air Inc. (a)	11,329	80,209
Accuride Corp. (a)	5,034	60,962
Aftermarket Technology Corp. (a)	4,557	144,639
Airtran Holdings Inc. (a)	19,252	189,440
Alaska Air Group Inc. (a)	8,782	202,776
Allegiant Travel Co. (a)	1,205	36,536
Amerco Inc. (a)	2,104	133,520
American Axle & Manufacturing Holdings Inc.	9,137	230,709
American Commercial Lines Inc. (a)	12,464	295,771
American Railcar Industries Inc.	2,027	44,634
Amerigon Inc. (a)	4,399	76,147
Arkansas Best Corp.	4,592	149,975
Arlington Tankers Ltd.	2,938	72,363
ArvinMeritor Inc.	14,288	240,324
Atlas Air Worldwide Holdings Inc. (a)	2,730	140,950
Bristow Group Inc. (a)	4,108	179,561
Celadon Group Inc. (a)	4,880	57,438
Commercial Vehicle Group Inc. (a)	4,307	55,259
Cooper Tire & Rubber Co.	12,470	304,268
Double Hull Tankers Inc.	4,739	70,564
Dynamex Inc. (a)	2,260	57,901
Eagle Bulk Shipping Inc.	8,677	223,346
ExpressJet Holdings Inc. (a)	11,515	35,581
Fleetwood Enterprises Inc. (a)	12,543	107,243
Force Protection Inc. (a)	13,743	297,673
Forward Air Corp.	6,119	182,224
Freightcar America Inc.	2,496	95,347
Genco Shipping & Trading Ltd.	3,679	241,085
General Maritime Corp.	5,906	164,836
Genesee & Wyoming Inc. (a)	7,213	208,023
Golar LNG Ltd.	7,002	156,285
Greenbrier Companies Inc.	3,239	86,514
GulfMark Offshore Inc. (a)	4,622	224,906
Hayes Lemmerz International Inc. (a)	19,205	79,893
Heartland Express Inc.	11,785	168,290
Horizon Lines Inc.	6,887	210,260
Hub Group Inc. (a)	7,887	236,847
Jetblue Airways Corp. (a)	36,608	337,526
Keystone Automotive Industries Inc. (a)	3,388	161,811
Knight Transportation Inc.	11,684	201,082
Knightsbridge Tankers Ltd.	3,565	95,898
Lear Corp. (a)	13,703	439,866
Marine Products Corp.	2,326	19,724
Marten Transport Ltd. (a)	3,359	51,762
Miller Industries Inc. (a)	1,922	32,905
Modine Manufacturing Co.	6,653	177,103
Monaco Coach Corp.	6,305	88,459
Noble International Ltd.	2,415	51,415
Nordic American Tanker Shipping Ltd.	5,580	218,959
Odyssey Marine Exploration Inc. (a)	8,341	51,631
Old Dominion Freight Line Inc. (a)	6,013	144,132

	Shares	Value
Common Stocks (Cont.)
Automotive & Transportation (Cont.)
Pacer International Inc.	7,330	$139,636
Patriot Transportation Holding Inc. (a)	331	32,550
PHI Inc. (a)	2,963	89,305
Pinnacle Airlines Corp. (a)	4,142	66,355
Polaris Industries Inc.	7,253	316,376
Republic Airways Holdings Inc. (a)	7,576	160,384
Saia Inc. (a)	2,858	47,243
Ship Finance International Ltd.	6,474	170,072
SkyWest Inc.	13,379	336,749
Spartan Motors Inc.	6,547	110,186
Standard Motor Products Inc.	3,144	29,554
Stoneridge Inc. (a)	2,824	28,805
Superior Industries International Inc.	4,674	101,379
TBS International Ltd. Class A (a)	966	39,847
Tenneco Inc. (a)	9,365	290,409
Ultrapetrol Bahamas Ltd. (a)	3,081	51,175
Universal Truckload Services Inc. (a)	1,364	29,953
Visteon Corp. (a)	26,343	135,666
Wabash National Corp.	6,057	68,383
Werner Enterprises Inc.	9,441	161,913
Winnebago Industries Inc.	6,462	154,313

		10,406,532

Consumer Discretionary (17.70%)
1-800-FLOWERS.COM Inc. (a)	5,178	60,013
99 Cents Only Stores (a)	9,649	99,095
Aaron Rents Inc.	9,250	206,275
ABM Industries Inc.	8,679	173,406
AC Moore Arts & Crafts Inc. (a)	4,019	63,339
Administaff Inc.	4,731	171,735
Advisory Board Co. (a)	3,672	214,702
Aeropostale Inc. (a)	15,684	298,937
AFC Enterprises (a)	5,950	89,547
Ambassadors Group Inc.	3,221	122,720
Ambassadors International Inc.	1,805	44,277
American Greetings Corp.	11,579	305,686
American Woodmark Corp.	2,358	58,455
Ameristar Casinos Inc.	4,974	139,769
AMN Healthcare Services Inc. (a)	7,030	131,672
Applebee’s International Inc.	15,117	376,111
Arbitron Inc.	6,105	276,801
Arctic Cat Inc.	2,380	38,937
Asbury Automotive Group Inc.	5,179	102,596
Bally Technologies Inc. (a)	10,791	382,325
Barrett Business Services Inc.	1,542	36,746
bebe stores inc.	5,184	75,842
Belo Corp.	17,470	303,279
Benihana Inc. Class A (a)	2,470	42,756
Big 5 Sporting Goods Corp.	4,366	81,644
BJ’s Restaurant Inc. (a)	3,483	73,317
Blockbuster Inc. (a)	37,611	201,971
Blue Nile Inc. (a)	2,700	254,124

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Blyth Inc.	5,123	$104,765
Bob Evans Farms Inc.	7,264	219,228
Bon-Ton Stores Inc.	2,077	47,189
Books-A-Million Inc.	2,781	36,793
Borders Group Inc.	11,809	157,414
Bowne & Co. Inc.	5,852	97,494
Bright Horizons Family Solutions Inc. (a)	5,324	228,080
Brightpoint Inc. (a)	10,284	154,363
Brown Shoe Co. Inc.	8,700	168,780
Buckle Inc.	2,812	106,687
Buffalo Wild Wings Inc. (a)	3,195	120,515
Build-A-Bear Workshop Inc. (a)	3,308	58,750
Cabela’s Inc. (a)	7,727	182,744
Cache Inc. (a)	2,706	48,302
California Pizza Kitchen Inc. (a)	5,784	101,625
Callaway Golf Co.	14,384	230,288
Capella Education Co. (a)	2,171	121,381
Carmike Cinemas Inc.	2,678	49,195
Carrols Restaurant Group Inc. (a)	1,995	22,344
Carter’s Inc. (a)	11,730	234,013
Casella Waste Systems Inc. (a)	4,100	51,414
Casual Male Retail Group Inc. (a)	7,319	65,578
Catalina Marketing Corp. (a)	7,407	239,913
Cato Corp. Class A	5,846	119,492
CBIZ Inc. (a)	9,569	76,074
CBRL Group Inc.	4,999	203,959
CDI Corp.	2,940	81,967
CEC Entertainment Inc. (a)	5,822	156,437
Central European Distribution Corp. (a)	7,430	355,971
Central Garden & Pet Co. (a)	14,270	128,145
Cenveo Inc. (a)	10,882	235,378
Charlotte Russe Holding Inc. (a)	5,103	74,708
Charming Shoppes Inc. (a)	24,682	207,329
Charter Communications Inc. (a)	82,566	213,020
Chattem Inc. (a)	3,430	241,884
Chemed Corp.	5,107	317,451
Cherokee Inc.	1,566	60,072
Children’s Place Retail Stores Inc. (a)	4,607	111,858
Chipotle Mexican Grill Inc. Class B (a)	6,623	708,661
Christopher & Banks Corp.	7,273	88,149
Churchill Downs Inc.	1,979	98,871
Cinemark Holdings Inc.	5,722	106,200
Citadel Broadcasting Corp.	37,354	155,393
Citi Trends Inc. (a)	2,790	60,710
CKE Restaurants Inc.	12,762	206,872
CKX Inc. (a)	7,700	94,787
CMGI Inc. (a)	87,372	118,826
CNET Networks Inc. (a)	30,591	227,903
Coinmach Service Corp.	6,208	74,434
Coinstar Inc. (a)	5,579	179,476
Collective Brands, Inc. (a)	13,183	290,817
Columbia Sportswear Co.	2,702	149,448
Compass Diversified Holdings	4,160	66,810

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Conn’s Inc. (a)	2,383	$56,930
Consolidated Graphics Inc. (a)	2,238	140,524
Core-Mark Holding Co. Inc. (a)	1,825	64,295
Corinthian Colleges Inc. (a)	17,401	276,850
Cornell Co. Inc. (a)	2,183	51,410
CoStar Group Inc. (a)	3,782	202,148
Courier Corp.	2,394	84,293
Cox Radio Inc. (a)	6,824	89,053
CPI Corp.	1,059	40,793
CRA International Inc. (a)	2,301	110,885
Cross Country Healthcare Inc. (a)	6,421	112,175
Crown Media Holdings Inc. (a)	3,483	25,043
CSK Auto Corp. (a)	8,757	93,262
CSS Industries Inc.	1,725	62,048
Cumulus Media Inc. (a)	6,002	61,340
Deb Shops Inc.	1,160	31,192
Deckers Outdoor Corp. (a)	2,579	283,174
Denny’s Corp. (a)	18,975	75,900
DeVry Inc.	12,024	445,008
DG FastChannel Inc. (a)	2,656	62,628
Diamond Management & Technology Consultants Inc.	5,535	50,922
Dollar Thrifty Automotive Group Inc. (a)	4,776	165,679
Domino’s Pizza Inc.	8,991	149,161
Dover Downs Gaming & Entertainment Inc.	3,524	36,614
Dress Barn Inc. (a)	9,467	161,034
DSW Inc. (a)	3,258	82,004
DTS Inc. (a)	3,627	110,152
DynCorp International Inc. (a)	5,102	117,907
Earthlink Inc. (a)	24,867	196,947
Eddie Bauer Holdings Inc. (a)	6,188	53,217
Elizabeth Arden Inc. (a)	5,056	136,310
Emmis Communications Corp.	6,880	33,987
Ennis Inc.	5,127	112,999
Entercom Communications Corp.	7,088	137,011
Entravision Communications Corp. (a)	14,124	130,223
Ethan Allen Interiors Inc.	5,426	177,376
Exponent Inc. (a)	3,170	79,535
EZCORP Inc. (a)	7,935	106,726
First Advantage Corp. Class A (a)	1,494	26,399
Fisher Communications Inc. (a)	1,361	67,873
Forrester Research Inc. (a)	3,038	71,606
Fossil Inc. (a)	8,929	333,587
Fred’s Inc.	7,870	82,871
FTD Group Inc.	3,832	57,020
FTI Consulting Inc. (a)	8,679	436,640
Furniture Brands International Inc.	10,124	102,657
G&K Services Inc. Class A	4,372	175,754
G-III Apparel Group Ltd. (a)	2,515	49,520
Gaiam Inc. (a)	3,456	83,048
Gander Mountain Co. (a)	900	4,869
GateHouse Media Inc.	3,380	43,095

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaylord Entertainment Co. (a)	8,315	$442,524
Gemstar-TV Guide International Inc. (a)	51,816	360,639
Genesco Inc. (a)	4,582	211,368
Geo Group Inc. (a)	10,221	302,644
Gevity HR Inc.	4,940	50,635
Global Sources Ltd. (a)	3,122	69,215
Glu Mobile Inc. (a)	1,479	13,415
Gray Television Inc.	8,547	72,564
Great Wolf Resorts Inc. (a)	6,249	77,238
Greenfield Online Inc. (a)	4,422	67,435
Group 1 Automotive Inc.	4,848	162,747
GSI Commerce Inc. (a)	3,993	106,214
Guitar Center Inc. (a)	5,938	352,123
Gymboree Corp. (a)	6,609	232,901
Harris Interactive Inc. (a)	11,281	48,621
Haverty Furniture Companies Inc.	4,011	35,176
Heelys Inc. (a)	1,262	10,058
Heidrick & Struggles International Inc. (a)	3,663	133,516
Helen of Troy Ltd. (a)	6,115	118,081
Hibbett Sports Inc. (a)	6,323	156,810
Home Solutions of America Inc. (a)	7,192	24,381
Hooker Furniture Corp.	2,513	50,310
Hot Topic Inc. (a)	8,858	66,081
Houston Wire & Cable Co.	3,369	61,013
Hudson Highland Group Inc. (a)	4,990	63,523
Iconix Brand Group Inc. (a)	10,150	241,468
ICT Group Inc. (a)	1,638	21,966
IHOP Corp.	3,572	226,215
IKON Office Solutions Inc.	21,831	280,528
Infospace Inc.	6,787	119,180
InfoUSA Inc.	6,127	56,920
Insight Enterprises Inc. (a)	9,642	248,860
Inter Parfums Inc.	1,785	42,251
Internap Network Services Corp. (a)	9,845	139,504
inVentiv Health Inc. (a)	6,287	275,496
iPass Inc. (a)	10,240	43,008
Isle of Capri Casinos Inc. (a)	3,230	62,823
J Crew Group Inc. (a)	7,868	326,522
Jack in the Box Inc. (a)	6,348	411,604
Jackson Hewitt Tax Service Inc.	6,606	184,704
Jakks Pacific Inc. (a)	5,548	148,187
Jamba Inc. (a)	10,428	73,309
Jo-Ann Stores Inc. (a)	5,008	105,669
Jos. A. Bank Clothiers Inc. (a)	3,634	121,448
Journal Communications Inc. Class A	9,883	93,691
K-Swiss Inc. Class A	5,119	117,276
Kellwood Co.	5,167	88,097
Kelly Services Inc. Class A	4,765	94,395
Kenexa Corp. (a)	5,103	157,070
Kenneth Cole Productions Inc.	1,851	35,854
Kforce Inc. (a)	6,303	81,057
Kimball International Inc. Class B	5,280	60,086

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Knology Inc. (a)	5,277	$88,284
Korn/Ferry International (a)	8,562	141,359
Krispy Kreme Doughnuts Inc. (a)	13,280	53,120
La-Z-Boy Inc.	10,578	78,066
Labor Ready Inc. (a)	9,375	173,531
Lakes Entertainment Inc. (a)	3,985	37,977
Lancaster Colony Corp.	4,663	177,987
Landry’s Restaurants Inc.	3,494	92,451
Lawson Products Inc.	834	29,032
Leapfrog Enterprises Inc. (a)	7,131	58,831
LECG Corp. (a)	5,269	78,508
Lee Enterprises Inc. Class A	9,358	145,704
Libbey Inc.	2,945	51,596
Life Time Fitness Inc. (a)	6,456	396,011
Lifetime Brands Inc.	2,482	50,360
Lin TV Corp. (a)	5,603	72,895
Lincoln Educational Services (a)	679	8,854
Liquidity Services Inc. (a)	2,209	24,277
Lithia Motors Inc. Class A	3,214	54,831
Live Nation Inc. (a)	13,443	285,664
LKQ Corp. (a)	9,360	325,822
LodgeNet Entertainment Corp. (a)	4,634	117,518
Lodgian Inc. (a)	3,822	45,100
LoJack Corp. (a)	3,834	72,693
LoopNet Inc. (a)	5,424	111,409
Magna Entertainment Corp. (a)	9,510	21,588
Maidenform Brands Inc. (a)	4,586	72,826
Mannatech Inc.	3,189	25,831
Marchex Inc. Class B	5,610	53,351
Marcus Corp.	4,404	84,557
MarineMax Inc. (a)	3,499	50,945
Martha Stewart Living Omnimedia Inc. (a)	5,601	65,252
Marvel Entertainment Inc. (a)	11,013	258,145
Matthews International Corp.	6,482	283,912
MAXIMUS Inc.	4,406	192,013
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,995	56,396
Media General Inc.	4,761	130,975
Mediacom Communications Corp. Class A (a)	11,152	78,622
Midas Inc. (a)	3,045	57,459
Midway Games Inc. (a)	4,758	20,745
Monarch Casino & Resort Inc. (a)	2,424	68,963
Monro Muffler Brake Inc.	2,557	86,401
Morgans Hotel Group (a)	4,106	89,305
Morton’s Restaurant Group Inc. (a)	2,133	33,915
Movado Group Inc.	3,484	111,209
MPS Group Inc. (a)	20,627	229,991
MTR Gaming Group Inc. (a)	4,420	42,123
Multimedia Games Inc. (a)	4,908	41,816
MWI Veterinary Supply Inc. (a)	1,722	65,005
National CineMedia Inc.	8,578	192,147

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
National Presto Industries Inc.	1,035	$54,855
Nautilus Inc.	6,062	48,314
Navigant Consulting Inc. (a)	11,726	148,451
Net 1 UEPS Technologies Inc. (a)	8,445	229,451
Netflix Inc. (a)	9,198	190,583
New York & Co. Inc. (a)	3,959	24,150
Nexstar Broadcasting Group Inc. (a)	2,155	22,606
NIC Inc.	8,066	55,978
Nu Skin Enterprises Inc.	10,406	168,161
O’Charley’s Inc.	4,615	69,963
Oakley Inc.	4,949	143,669
On Assignment Inc. (a)	7,012	65,492
Overstock.com Inc. (a)	3,311	95,357
Oxford Industries Inc.	3,029	109,407
Pacific Sunwear of California Inc. (a)	14,155	209,494
Pantry Inc. (a)	4,605	118,026
Papa John’s International Inc. (a)	4,381	107,072
PC Connection Inc. (a)	1,704	21,300
PeopleSupport Inc. (a)	4,724	56,499
PEP Boys-Manny Moe & Jack	8,426	118,217
Perficient Inc. (a)	5,929	129,667
Perry Ellis International Inc. (a)	2,112	58,524
PetMed Express Inc. (a)	4,266	59,767
PF Chang’s China Bistro Inc. (a)	5,259	155,666
PHH Corp. (a)	10,829	284,586
Pier 1 Imports Inc. (a)	18,372	86,900
Pinnacle Entertainment Inc. (a)	12,070	328,666
Playboy Enterprises Inc. (a)	4,731	50,811
Playtex Products Inc. (a)	11,414	208,648
Pre-Paid Legal Services Inc. (a)	1,833	101,658
Premier Exhibitions Inc. (a)	5,881	88,685
Prestige Brands Holdings Inc. (a)	6,478	71,128
Priceline.com Inc. (a)	7,639	677,961
PriceSmart Inc.	2,629	62,044
Primedia Inc.	8,981	126,093
Protection One Inc. (a)	1,393	18,694
Quiksilver Inc. (a)	24,704	353,267
Radio One Inc. Class D (a)	15,513	57,863
Rare Hospitality International Inc. (a)	6,262	238,645
RC2 Corp. (a)	4,257	117,876
Red Robin Gourmet Burgers Inc. (a)	3,290	141,141
Regis Corp.	8,995	287,030
Renaissance Learning Inc.	1,473	17,809
Rent-A-Center Inc. (a)	14,134	256,249
Resources Connection Inc.	9,908	229,370
Retail Ventures Inc. (a)	5,687	59,202
Revlon Inc. (a)	36,628	42,122
Riviera Holdings Corp. (a)	2,014	56,493
Rollins Inc.	5,875	156,804
RSC Holdings Inc. (a)	4,198	68,847
Ruby Tuesday Inc.	11,129	204,106
Rush Enterprises Inc. Class A (a)	4,241	107,509
Russ Berrie & Co. Inc. (a)	3,296	55,373

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ruth’s Chris Steak House (a)	4,036	$57,513
Salem Communications Corp.	1,841	14,728
Sally Beauty Holdings Inc. (a)	18,604	157,204
Schawk Inc.	3,174	71,637
Scholastic Corp. (a)	7,252	252,805
School Specialty Inc. (a)	4,221	146,173
Sealy Corp.	9,153	128,508
Select Comfort Corp. (a)	10,062	140,365
Shoe Carnival Inc. (a)	1,823	28,767
Shuffle Master Inc. (a)	7,082	105,876
Shutterfly Inc. (a)	2,932	93,560
Sinclair Broadcast Group Inc.	10,034	120,809
Six Flags Inc. (a)	14,575	50,429
Skechers U.S.A. Inc. (a)	4,059	89,704
Sohu.com Inc. (a)	5,542	208,989
Sonic Automotive Inc.	6,306	150,966
Sonic Corp. (a)	13,565	317,421
Sotheby’s	13,324	636,754
Source Interlink Co. Inc. (a)	7,606	26,773
Spanish Broadcasting System Inc. (a)	7,500	19,350
Spectrum Brands Inc. (a)	7,378	42,792
Speedway Motorsports Inc.	2,732	101,084
Spherion Corp. (a)	11,260	93,008
Stage Stores Inc.	8,860	161,518
Stamps.com Inc. (a)	3,413	40,854
Standard Parking Corp. (a)	1,062	42,257
Standard Register Co.	4,163	52,912
Star Maritime Acquisition Corp. (a)	3,712	52,005
Stein Mart Inc.	5,275	40,143
Steiner Leisure Ltd. (a)	3,439	149,253
Steinway Musical Instruments Inc.	1,659	49,140
Steven Madden Ltd.	4,246	80,462
Stewart Enterprises Inc.	20,314	154,793
Strayer Education Inc.	2,974	501,506
Sturm, Ruger & Co. Inc. (a)	4,545	81,401
Sun-Times Media Group Inc. (a)	13,598	30,867
Syms Corp.	1,350	20,264
Systemax Inc.	2,362	48,279
Take-Two Interactive Software Inc. (a)	14,623	249,761
Talbots Inc.	4,784	86,112
TeleTech Holdings Inc. (a)	8,318	198,883
Tempur-Pedic International Inc.	16,841	602,066
Texas Roadhouse Inc. Class A (a)	10,478	122,593
The Finish Line Inc. Class A	8,734	37,906
The Knot Inc. (a)	5,706	121,310
The Men’s Wearhouse Inc.	10,929	552,133
The Providence Service Corp. (a)	2,249	66,031
The Steak n Shake Co. (a)	5,678	85,227
THQ Inc. (a)	13,530	337,979
Timberland Co. (a)	9,424	178,679
TiVo Inc. (a)	19,826	125,895
Topps Co. Inc.	6,861	66,483

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Town Sports International Holdings Inc. (a)	3,271	$49,752
Travelzoo Inc. (a)	1,514	34,746
Triarc Companies Inc. Class B	12,860	160,879
True Religion Apparel Inc. (a)	2,841	50,002
Trump Entertainment Resorts Inc. (a)	5,921	38,190
Tuesday Morning Corp.	5,983	53,787
Tupperware Brands Corp.	12,610	397,089
Tween Brands Inc. (a)	6,210	203,936
Under Armour Inc. Class A (a)	5,011	299,758
Unifirst Corp.	2,897	108,522
United Online Inc.	13,650	204,887
United Stationers Inc. (a)	5,626	312,356
Universal Electronics Inc. (a)	2,900	94,250
Universal Technical Institute Inc. (a)	4,584	82,512
USANA Health Sciences Inc. (a)	1,697	74,244
Vail Resorts Inc. (a)	6,366	396,538
Valassis Communications Inc. (a)	9,964	88,879
Value Line Inc.	444	21,876
ValueClick Inc. (a)	20,127	452,052
ValueVision Media Inc. Class A (a)	6,096	45,171
Viad Corp.	4,262	153,432
VistaPrint Ltd. (a)	8,789	328,445
Volcom Inc. (a)	3,013	128,113
Volt Information Sciences Inc. (a)	2,876	50,733
Warnaco Group Inc. (a)	9,233	360,733
Waste Connections Inc. (a)	14,062	446,609
Waste Industries USA Inc.	1,034	29,593
Waste Services Inc. (a)	4,160	40,394
Watson Wyatt Worldwide Inc.	8,640	388,282
WD-40 Co.	3,862	131,849
West Marine Inc. (a)	3,131	36,163
Westwood One Inc.	14,738	40,529
Wet Seal Inc. (a)	17,159	66,405
Weyco Group Inc.	1,339	42,058
WMS Industries Inc. (a)	8,260	273,406
Wolverine World Wide Inc.	10,898	298,605
World Fuel Services Corp.	5,843	238,453
World Wrestling Entertainment Inc.	4,787	72,188
Zale Corp. (a)	9,810	227,003
Zumiez Inc. (a)	3,492	154,940

		51,843,055

Consumer Staples (2.13%)
Alliance One International Inc. (a)	19,474	127,360
Arden Group Inc. Class A	240	33,487
Boston Beer Co. Inc. (a)	2,255	109,728
Cal-Maine Foods Inc.	2,486	62,747
Casey’s General Stores Inc.	10,230	283,371
Chiquita Brands International Inc. (a)	8,830	139,779
Coca-Cola Bottling Co. Consolidated	1,165	70,250
Farmer Brothers Co.	1,392	34,633

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Flowers Foods Inc.	15,709	$342,456
Fresh Del Monte Produce Inc.	5,665	162,869
Green Mountain Coffee Roasters Inc. (a)	3,501	116,198
Hain Celestial Group Inc. (a)	7,989	256,687
Imperial Sugar Co.	2,143	55,997
Ingles Markets Inc.	2,553	73,169
J&J Snack Foods Corp.	2,845	99,063
Jones Soda Co. (a)	5,060	61,024
Lance Inc.	6,161	141,826
Longs Drug Stores Corp.	6,606	328,120
M & F Worldwide Corp. (a)	2,464	123,668
Maui Land & Pineapple Co. Inc. (a)	920	28,005
Nash Finch Co.	2,703	107,660
National Beverage Corp.	2,198	18,639
Pathmark Stores Inc. (a)	6,617	84,367
Peet’s Coffee & Tea Inc. (a)	2,997	83,646
Performance Food Group Co. (a)	7,098	213,863
Pilgrim’s Pride Corp.	8,031	278,917
Ralcorp Holdings Inc. (a)	5,467	305,168
Reddy Ice Holdings Inc.	4,558	120,194
Ruddick Corp.	8,461	283,782
Sanderson Farms Inc.	3,496	145,678
Seaboard Corp.	73	143,080
Sensient Technology Corp.	9,535	275,275
Spartan Stores Inc.	4,351	98,028
Synutra International Inc. (a)	805	24,029
The Great Atlantic & Pacific Tea Co. Inc. (a)	4,050	123,363
Tiens Biotech Group USA Inc. (a)	361	1,209
Tootsie Roll Industries Inc.	7,333	194,545
TreeHouse Foods Inc. (a)	6,296	170,307
United Natural Foods Inc. (a)	8,486	230,989
Universal Corp.	5,153	252,239
Vector Group Ltd.	6,640	148,802
Village Super Market Inc. Class A	598	31,096
Weis Markets Inc.	2,638	112,616
Winn-Dixie Stores Inc. (a)	6,847	128,176

		6,226,105

Durable Products (7.20%)
ACCO Brands Corp. (a)	10,975	246,279
Actuant Corp. Class A	5,574	362,143
Advanced Energy Industries Inc. (a)	7,170	108,267
Aerovironment Inc. (a)	1,371	31,547
Albany International Corp. Class A	5,940	222,691
Altra Holdings Inc. (a)	2,003	33,390
American Ecology Corp.	3,386	71,749
American Superconductor Corp. (a)	7,056	144,507
Andrew Corp. (a)	31,410	435,028
AO Smith Corp.	4,169	182,936
Applied Industrial Technologies Inc.	8,744	269,578
ARGON ST Inc. (a)	2,672	52,906

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Arris Group Inc. (a)	21,954	$271,132
Astec Industries Inc. (a)	3,755	215,725
ASV Inc. (a)	4,218	59,179
Asyst Technologies Inc. (a)	9,804	51,863
ATMI Inc. (a)	6,958	207,001
Audiovox Corp. (a)	3,342	34,389
Axcelis Technologies Inc. (a)	20,329	103,881
AZZ Inc. (a)	2,333	81,562
Badger Meter Inc.	2,827	90,605
Baldor Electric Co.	9,217	368,219
Beazer Homes USA Inc.	7,770	64,103
Belden Inc.	9,105	427,116
Blount International Inc. (a)	7,322	83,178
Brady Corp.	10,174	365,043
Briggs & Stratton Corp.	10,048	253,009
Brooks Automation Inc. (a)	15,300	217,872
Bucyrus International Inc. Class A	7,543	550,111
C-COR Inc. (a)	10,381	119,278
Cascade Corp.	2,332	151,976
Champion Enterprises Inc. (a)	15,801	173,495
Chart Industries Inc. (a)	2,610	83,938
Cognex Corp.	8,892	157,922
Cohu Inc.	4,561	85,519
Columbus McKinnon Corp. (a)	3,624	90,201
CompX International Inc.	268	5,247
Credence Systems Corp. (a)	21,158	65,378
CTS Corp.	7,224	93,190
Curtiss-Wright Corp.	8,850	420,375
Cymer Inc. (a)	7,269	279,057
Darling International Inc. (a)	16,737	165,529
Dionex Corp. (a)	3,900	309,894
Electro Scientific Industries Inc. (a)	5,857	140,334
EnPro Industries Inc. (a)	4,385	178,031
Entegris Inc. (a)	27,155	235,705
ESCO Technologies Inc. (a)	5,246	174,377
Esterline Technologies Corp. (a)	5,226	298,143
FARO Technologies Inc. (a)	2,992	132,097
Federal Signal Corp.	9,723	149,345
FEI Co. (a)	7,188	225,919
Flow International Corp. (a)	7,504	66,185
Franklin Electric Co. Inc.	3,864	158,849
Fuel Tech Inc. (a)	3,502	77,359
Gehl Co. (a)	2,033	45,397
GenCorp Inc. (a)	11,119	132,983
GenTek Inc. (a)	1,623	48,820
Hardinge Inc.	2,230	77,671
Heico Corp.	5,166	254,994
Herman Miller Inc.	12,875	349,428
Hovnanian Enterprises Inc. (a)	7,499	83,164
Hurco Companies Inc. (a)	1,122	60,655
InterDigital Inc. (a)	9,486	197,119
Interface Inc.	11,049	199,434
Intevac Inc. (a)	4,483	68,142

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Itron Inc. (a)	6,082	$566,052
Kadant Inc. (a)	2,741	76,748
Kaman Corp.	5,047	174,424
Knoll Inc.	10,185	180,682
Kulicke & Soffa Industries Inc. (a)	11,745	99,598
Lindsay Corp.	2,403	105,203
Littelfuse Inc. (a)	4,536	161,890
LTX Corp. (a)	12,083	43,136
M/I Homes Inc.	2,262	31,419
MasTec Inc. (a)	8,730	122,831
Mattson Technology Inc. (a)	10,971	94,899
Measurement Specialties Inc. (a)	3,091	86,239
Meritage Homes Corp. (a)	5,213	73,608
Middleby Corp. (a)	2,712	175,032
Mine Safety Appliances Co.	5,674	267,302
MKS Instruments Inc. (a)	10,212	194,232
Mobile Mini Inc. (a)	7,292	176,175
Moog Inc. (a)	7,544	331,483
MTC Technologies Inc. (a)	1,923	37,133
NACCO Industries Inc.	1,150	119,002
Nordson Corp.	6,795	341,177
OpNext Inc. (a)	3,752	43,523
Orbital Sciences Corp. (a)	12,034	267,636
OYO Geospace Corp. (a)	826	76,578
Palm Harbor Homes Inc. (a)	1,838	22,938
Park-Ohio Holdings Corp. (a)	1,517	39,366
Photronics Inc. (a)	8,427	96,152
Plantronics Inc.	9,740	278,077
Powell Industries Inc. (a)	1,722	65,247
Power-One Inc. (a)	14,905	76,016
Powerwave Technologies Inc. (a)	26,316	162,107
Preformed Line Products Co.	459	23,877
Raser Technologies Inc. (a)	6,114	78,809
Regal-Beloit Corp.	6,409	306,927
Robbins & Myers Inc.	2,873	164,594
Rofin-Sinar Technologies Inc. (a)	3,130	219,757
Rudolph Technologies Inc. (a)	6,160	85,193
Sauer-Danfoss Inc.	2,249	60,003
Semitool Inc. (a)	4,508	43,728
Sequa Corp. Class A (a)	1,427	236,568
Skyline Corp.	1,501	45,150
Smith & Wesson Holding Corp. (a)	6,094	116,334
Sonic Solutions (a)	4,138	43,325
Standard-Pacific Corp.	12,930	71,632
Standex International Corp.	2,568	53,106
Sun Hydraulics Corp.	2,241	71,264
Symmetricom Inc. (a)	9,478	44,547
TAL International Group Inc.	3,230	80,976
Taser International Inc. (a)	12,253	192,250
Team Inc. (a)	3,208	87,835
Technitrol Inc.	8,233	221,879
Tecumseh Products Co. (a)	2,956	56,903
Teledyne Technologies Inc. (a)	6,990	373,196

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Tennant Co.	3,395	$165,337
The Gormann-Rupp Co.	2,483	82,336
Titan International Inc.	4,863	155,227
TransDigm Group Inc. (a)	1,825	83,421
Triumph Group Inc.	3,340	272,911
TurboChef Technologies Inc. (a)	3,984	52,589
Twin Disc Inc.	921	53,602
Ultra Clean Holdings Inc. (a)	3,797	55,816
Ultratech Inc. (a)	4,871	67,512
United Industrial Corp.	1,740	130,952
Veeco Instruments Inc. (a)	6,137	118,935
Vicor Corp.	3,731	45,220
Wabtec Corp.	9,981	373,888
Walter Industries Inc.	10,456	281,266
Watts Water Technologies Inc.	6,366	195,436
WCI Communities Inc. (a)	6,207	37,180
Woodward Governor Co.	6,019	375,586
X-Rite Inc.	5,950	85,918
Zygo Corp. (a)	3,302	43,025

		21,100,074

Financial Services (19.79%)
1st Source Corp.	2,538	58,120
21st Century Insurance Group	—	—
Abington Bancorp Inc.	1,995	19,451
ACA Capital Holdings Inc. (a)	1,370	8,343
Acadia Realty Trust	6,505	176,481
Accredited Home Lenders Holding Co. (a)	4,243	49,516
Advance America Cash Advance Centers Inc.	13,658	145,731
Advanta Corp. Class B	7,507	205,842
Advent Software Inc. (a)	3,727	175,057
Agree Realty Corp.	1,730	54,218
Alabama National Bancorporation	3,478	271,006
Alesco Financial Inc.	10,876	53,510
Alexander’s Inc. (a)	405	156,127
Alexandria Real Estate Equities Inc.	5,966	574,287
Alfa Corp.	6,716	122,097
Amcore Financial Inc.	4,749	118,345
American Campus Communities Inc.	4,783	140,094
American Equity Investment Life Holdings Co.	11,347	120,846
American Financial Realty Trust	26,437	212,818
American Physicians Capital Inc.	1,976	76,985
AmericanWest Bancorp	3,519	69,008
Ameris Bancorp	2,760	49,901
Amerisafe Inc. (a)	3,752	62,058
Ampal-American Israel Corp. (a)	3,471	19,507
AmTrust Financial Services Inc.	5,130	77,822
Anchor Bancorp Wisconsin Inc.	3,898	105,246
Anthracite Capital Inc.	11,331	103,112

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Anworth Mortgage Asset Corp.	8,846	$47,680
Apollo Investment Corp.	21,071	438,277
Arbor Realty Trust Inc.	2,445	46,186
Ares Capital Corp.	14,018	228,073
Argo Group International Holdings Ltd. (a)	5,588	243,134
Ashford Hospitality Trust Inc.	21,471	215,784
Aspen Insurance Holdings Ltd.	17,788	496,463
Asset Acceptance Capital Corp.	3,791	43,976
Assured Guaranty Ltd.	13,609	369,757
Asta Funding Inc.	2,279	87,331
Avatar Holdings Inc. (a)	1,175	58,668
Baldwin & Lyons Inc.	1,878	51,288
BancFirst Corp.	1,654	74,215
Banco Latinoamericano de Exportaciones SA	5,499	99,972
Bank Mutual Corp.	11,083	130,669
Bank of the Ozarks Inc.	2,305	70,372
BankAtlantic Bancorp Inc.	8,779	76,114
BankFinancial Corp.	4,880	77,202
Bankrate Inc. (a)	2,270	104,692
BankUnited Financial Corp.	6,189	96,177
Banner Corp.	2,627	90,343
Berkshire Hills Bancorp Inc.	1,805	54,565
BioMed Realty Trust Inc.	13,086	315,373
Boston Private Financial Holdings Inc.	7,473	208,048
Brookline Bancorp Inc.	13,097	151,794
BRT Realty Trust	1,380	23,929
Calamos Asset Management Inc. Class A	4,589	129,547
Capital City Bank Group Inc.	2,640	82,368
Capital Corp. of the West	1,885	34,722
Capital Southwest Corp.	621	76,234
Capital Trust Inc.	2,780	98,690
Capitol Bancorp Ltd.	2,861	71,039
CapLease Inc.	8,867	90,887
Cascade Bancorp	4,571	101,750
Cash America International Inc.	6,070	228,232
Cass Information Systems Inc.	1,274	45,571
Castlepoint Holdings Ltd.	1,634	18,791
Cathay General Bancorp	10,283	331,215
CBRE Realty Finance Inc.	5,675	33,482
Cedar Shopping Centers Inc.	9,128	124,323
Centennial Bank Holdings Inc. (a)	10,810	69,184
Center Financial Corp.	1,877	26,109
Centerline Holding Co.	10,590	162,556
Central Pacific Financial Corp.	6,221	181,653
Chemical Financial Corp.	5,100	123,675
Chittenden Corp.	9,351	328,781
Citizens Republic Bancorp Inc.	15,371	247,627
Citizens Inc. (a)	6,909	52,854
City Bank	3,020	86,734
City Holding Co.	3,538	128,819

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Clayton Holdings Inc. (a)	2,307	$18,479
Clifton Savings Bancorp Inc.	2,287	27,055
CNA Surety Corp. (a)	3,537	62,357
CoBiz Financial Inc.	3,520	60,262
Cohen & Steers Inc.	3,507	129,864
Columbia Banking Systems Inc.	3,420	108,824
Commerce Group Inc.	10,757	317,009
Community Bancorp NV (a)	2,094	52,643
Community Bank System Inc.	6,175	120,536
Community Banks Inc.	4,998	148,890
Community Trust Bancorp Inc.	3,207	96,338
CompuCredit Corp. (a)	4,225	91,725
Consolidated-Tomoka Land Co.	1,176	79,039
Corporate Office Properties Trust	7,853	326,920
Corus Bankshares Inc.	7,973	103,808
Cousins Properties Inc.	8,317	244,187
Cowen Group Inc. (a)	2,987	41,280
Crawford & Co.	4,926	30,738
Credit Acceptance Corp. (a)	1,032	23,839
Crystal River Capital Inc.	5,090	85,563
CVB Financial Corp.	13,525	158,243
CyberSource Corp. (a)	6,286	73,483
Darwin Professional Underwriters Inc. (a)	1,619	34,970
DCT Industrial Trust Inc.	34,222	358,304
Deerfield Triarc Capital Corp.	10,114	91,532
Delphi Financial Group Inc.	8,790	355,292
Delta Financial Corp.	3,247	15,943
Deluxe Corp.	4,631	170,606
DiamondRock Hospitality Co.	18,961	330,111
Digital Realty Trust Inc.	10,790	425,018
Dime Community Bancshares	5,147	77,051
Dollar Financial Corp. (a)	3,274	93,407
Donegal Group Inc.	2,812	45,498
Downey Financial Corp.	4,276	247,153
EastGroup Properties Inc.	4,836	218,877
Education Realty Trust Inc.	5,991	80,878
eHealth Inc. (a)	2,514	69,638
Electro Rent Corp.	3,309	46,359
EMC Insurance Group Inc.	1,379	35,840
Employers Holdings Inc.	10,810	222,794
Encore Capital Group Inc. (a)	3,198	37,736
Enstar Group Ltd. (a)	1,432	181,506
Enterprise Financial Services Corp.	2,070	50,384
Entertainment Properties Trust	5,405	274,574
Epoch Holding Corp. (a)	1,695	23,866
Equity Inns Inc.	11,301	255,177
Equity Lifestyle Properties Inc.	4,020	208,236
Equity One Inc.	7,546	205,251
Euronet Worldwide Inc. (a)	9,223	274,569
Evercore Partners Inc.	1,639	43,089
Exlservice Holdings Inc. (a)	4,540	96,520
Extra Space Storage Inc.	13,046	200,778

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
FBL Financial Group Inc.	2,889	$114,087
FCStone Group Inc. (a)	1,786	57,634
Federal Agricultural Mortgage Corp. Class C	2,121	62,273
FelCor Lodging Trust Inc.	12,355	246,235
Financial Federal Corp.	5,527	154,811
First Acceptance Corp. (a)	3,296	16,645
First Bancorp (North Carolina)	2,385	48,606
First BanCorp (Puerto Rico)	16,729	158,925
First Busey Corp.	2,920	63,977
First Cash Financial Services Inc. (a)	5,364	125,625
First Charter Corp.	7,255	218,883
First Commonwealth Financial Corp.	15,434	170,700
First Community Bancorp (CA)	5,292	289,525
First Community Bancshares Inc.	2,044	74,054
First Financial Bancorp	6,996	89,409
First Financial Bankshares Inc.	4,383	176,109
First Financial Corp. Indiana	2,591	78,507
First Financial Holdings Inc.	2,377	74,353
First Indiana Corp.	2,556	80,054
First Industrial Realty Trust Inc.	9,290	361,102
First Merchants Corp.	3,557	76,689
First Mercury Financial Corp. (a)	2,482	53,388
First Midwest Bancorp Inc.	10,210	348,774
First Niagara Financial Group Inc.	21,704	307,112
First Place Financial Corp. Ohio	3,353	59,348
First Potomac Realty Trust	5,099	111,158
First Regional Bancorp (a)	1,725	42,314
First South Bancorp Inc.	1,918	50,175
First State Bancorporation	4,108	80,681
FirstFed Financial Corp. (a)	3,413	169,114
FirstMerit Corp.	16,482	325,684
Flagstar Bancorp Inc.	8,707	84,719
Flagstone Reinsurance Holdings Ltd.	2,760	36,680
Flushing Financial Corp.	3,870	65,016
FNB Corp. (PA)	12,481	206,436
FPIC Insurance Group Inc. (a)	2,076	89,372
Franklin Bank Corp. (a)	4,907	45,144
Franklin Street Properties Corp.	12,206	210,553
Freedom Acquisition Holdings Inc. (a)	10,417	117,191
Fremont General Corp.	13,939	54,362
Friedman Billings Ramsey Group Inc.	32,083	147,903
Frontier Financial Corp.	7,961	185,730
GAMCO Investors Inc.	1,046	57,321
Getty Realty Corp.	3,622	98,518
GFI Group Inc. (a)	3,213	276,704
Glacier Bancorp Inc.	10,743	241,932
Gladstone Capital Corp.	2,904	56,686
Glimcher Realty Trust	7,838	184,193
Global Cash Access Holdings Inc. (a)	9,023	95,554
GMH Communities Trust	6,551	50,770
Gramercy Capital Corp.	3,835	96,527

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Great American Financial Resources Inc.	1,842	$45,166
Great Southern Bancorp Inc.	2,026	50,326
Greater Bay Bancorp	10,356	285,826
Green Bankshares Inc.	1,837	66,959
Greenhill & Co. Inc.	3,831	233,883
Greenlight Capital Re Ltd. Class A (a)	1,857	37,660
Grubb & Ellis Co. (a)	3,180	29,574
H&E Equipment Services Inc. (a)	3,553	63,883
Hallmark Financial Services Inc. (a)	997	14,008
Hancock Holding Co.	5,409	216,793
Hanmi Financial Corp.	7,950	123,145
Harleysville Group Inc.	3,177	101,600
Harleysville National Corp.	5,870	93,274
Healthcare Realty Trust Inc.	9,906	264,094
Heartland Financial USA Inc.	2,481	50,985
Heartland Payment Systems Inc.	3,406	87,534
Hercules Technology Growth Capital Inc.	4,637	61,533
Heritage Commerce Corp.	2,529	53,539
Hersha Hospitality Trust	8,559	84,734
HFF Inc. Class A (a)	3,325	39,468
Highwoods Properties Inc.	11,442	419,578
Hilb Rogal & Hobbs Co.	7,497	324,845
Home Bancshares Inc.	2,166	47,197
Home Properties Inc.	6,717	350,493
Horace Mann Educators Corp.	8,790	173,251
Horizon Financial Corp.	2,389	48,449
Huron Consulting Group Inc. (a)	3,720	270,146
IBERIABANK Corp.	2,372	124,886
IMPAC Mortgage Holdings Inc.	14,438	22,235
Imperial Capital Bancorp Inc.	1,001	28,278
Independence Holding Co.	1,268	25,842
Independent Bank Corp. (MA)	2,720	80,784
Independent Bank Corp. (MI)	4,579	50,598
Infinity Property & Casualty Corp.	3,914	157,421
Information Services Group Inc. (a)	6,500	49,725
Inland Real Estate Corp.	11,914	184,548
Integra Bank Corp.	4,222	76,545
Interactive Brokers Group Inc. Class A (a)	7,982	209,607
Interactive Data Corp.	7,319	206,396
International Bancshares Corp.	10,402	225,723
International Securities Exchange Holdings Inc.	7,786	517,535
Investors Bancorp Inc. (a)	10,097	142,974
Investors Real Estate Trust	9,670	104,436
IPC Holdings Ltd.	12,861	371,040
Irwin Financial Corp.	3,598	39,650
James River Group Inc.	1,178	38,167
Jer Investors Trust Inc.	5,288	65,836
K-Fed Bancorp	918	12,090

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Kansas City Life Insurance Co.	1,029	$45,358
KBW Inc. (a)	5,838	168,018
Kearny Financial Corp.	4,186	53,539
Kite Realty Group Trust	4,317	81,160
KNBT Bancorp Inc.	5,175	85,594
Knight Capital Group Inc. (a)	20,717	247,775
Kohlberg Capital Corp.	2,788	41,987
LaBranche & Co. Inc. (a)	10,271	48,068
Ladenburg Thalmann Financial Services Inc. (a)	19,616	38,447
Lakeland Bancorp Inc.	3,905	53,030
Lakeland Financial Corp.	2,400	55,464
LandAmerica Financial Group Inc.	3,435	133,896
LaSalle Hotel Properties	8,042	338,407
Lexington Realty Trust	13,878	277,699
LTC Properties Inc.	4,734	112,054
Luminent Mortgage Capital Inc.	9,112	15,217
Macatawa Bank Corp.	3,200	43,296
Maguire Properties Inc.	7,649	197,574
MainSource Financial Group Inc.	3,827	67,470
MarketAxess Holdings Inc. (a)	6,082	91,230
Max Capital Group Ltd.	12,072	338,499
MB Financial Inc.	7,411	256,050
MCG Capital Corp.	12,968	186,610
McGrath Rentcorp	5,099	169,491
Meadowbrook Insurance Group Inc. (a)	4,943	44,536
Medical Properties Trust Inc.	10,382	138,288
Meruelo Maddux Properties Inc. (a)	9,002	53,202
MFA Mortgage Investments Inc.	15,396	123,476
Mid-America Apartment Communities Inc.	5,167	257,575
Midland Co.	1,885	103,600
Midwest Banc Holdings Inc.	3,958	58,460
Mission West Properties Inc.	3,683	44,748
Montpelier Re Holdings Ltd.	22,422	396,869
Morningstar Inc. (a)	2,613	160,438
Move Inc. (a)	20,826	57,480
MVC Capital Inc.	4,826	89,426
Nara Bancorp Inc.	4,776	74,601
NASB Financial Inc.	797	28,612
National Financial Partners Corp.	7,565	400,794
National Health Investors Inc.	4,789	148,028
National Interstate Corp.	1,098	33,807
National Penn Bancshares Inc.	10,192	166,741
National Retail Properties Inc.	13,530	329,861
National Western Life Insurance Co.	459	117,486
Nationwide Health Properties Inc.	18,022	543,003
Navigators Group Inc. (a)	2,633	142,840
NBT Bancorp Inc.	6,977	151,680
Nelnet Inc.	3,464	63,183
NewAlliance Bancshares Inc.	22,764	334,176
Newcastle Investment Corp.	8,433	148,589
NewStar Financial Inc. (a)	2,816	31,652

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
NexCen Brands Inc. (a)	8,612	$57,873
NGP Capital Resources Co.	3,754	60,927
NorthStar Realty Finance Corp.	12,578	124,900
Northwest Bancorp Inc.	3,625	103,167
Novastar Financial Inc.	1,751	15,531
NTR Acquisition Co. (a)	4,756	45,087
NYMAGIC Inc.	1,234	34,318
Ocwen Financial Corp. (a)	6,936	65,406
Odyssey Re Holdings Corp.	5,727	212,529
Old National Bancorp	13,757	227,953
Old Second Bancorp Inc.	2,745	78,232
Omega Financial Corp.	2,624	69,300
Omega Healthcare Investors Inc.	13,541	210,292
Online Resources Corp. (a)	5,258	66,461
optionsXpress Holdings Inc.	8,706	227,575
Oriental Financial Group Inc.	4,655	53,533
Oritani Financial Corp. (a)	2,395	37,937
Pacific Capital Bancorp	9,334	245,484
Park National Corp.	2,513	219,134
Parkway Properties Inc.	3,289	145,176
Partners Trust Financial Group Inc.	8,593	104,577
Patriot Capital Funding Inc.	3,707	49,563
Pennsylvania Real Estate Investment Trust	6,571	255,875
Penson Worldwide Inc. (a)	2,833	52,354
Peoples Bancorp Inc.	2,164	56,654
PFF Bancorp Inc.	4,872	74,736
Phoenix Co. Inc.	23,105	326,012
PICO Holdings Inc. (a)	3,147	130,758
Pinnacle Financial Partners Inc. (a)	3,033	87,411
Piper Jaffray Co. (a)	3,763	201,697
Platinum Underwriters Holdings Ltd.	12,041	432,994
PMA Capital Corp. (a)	6,557	62,291
Portfolio Recovery Associates Inc.	3,281	174,123
Post Properties Inc.	8,837	341,992
Potlatch Corp.	7,891	355,332
Preferred Bank	1,918	75,454
Presidential Life Corp.	4,502	76,354
Primus Guaranty Ltd. (a)	8,788	92,450
PrivateBancorp Inc.	3,769	131,312
ProAssurance Corp. (a)	6,807	366,693
Prospect Capital Corp.	4,233	72,046
Prosperity Bancshares Inc.	7,289	241,703
Provident Bankshares Corp.	6,593	206,559
Provident Financial Services Inc.	13,261	217,083
Provident New York Bancorp	8,711	114,201
PS Business Parks Inc.	3,170	180,214
QC Holdings Inc.	1,561	22,556
Quadra Realty Trust Inc.	3,169	30,201
RAIT Investment Trust	12,857	105,813
RAM Holdings Ltd. (a)	3,629	33,750
Ramco-Gershenson Properties Trust	3,737	116,744
Realty Income Corp.	20,360	569,062

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Redwood Trust Inc.	4,166	$138,395
Renasant Corp.	3,738	80,853
Republic Bancorp Inc. (Kentucky)	2,036	32,250
Republic Property Trust	5,732	84,088
Resource America Inc.	2,649	41,828
RLI Corp.	4,347	246,562
Rockville Financial Inc.	1,779	25,369
Roma Financial Corp.	2,179	37,261
Royal Bancshares of Pennsylvania Inc.	1,174	25,734
S&T Bancorp Inc.	5,162	165,649
Safety Insurance Group Inc.	3,254	116,949
Sanders Morris Harris Group Inc.	3,434	34,855
Sandy Spring Bancorp Inc.	3,286	98,974
Santander BanCorp	864	11,094
Saul Centers Inc.	2,145	110,467
SCBT Financial Corp.	1,940	67,008
Scottish Re Group Ltd. (a)	13,571	43,291
Seabright Insurance Holdings (a)	4,232	72,240
Seacoast Banking Corp. of Florida	2,970	55,539
Security Bank Corp. (Georgia)	3,403	42,606
Security Capital Assurance Ltd.	4,809	109,838
Selective Insurance Group Inc.	11,079	235,761
Senior Housing Properties Trust	16,795	370,498
Sierra Bancorp	1,626	46,601
Signature Bank (a)	5,989	210,992
Simmons First National Corp.	2,940	77,440
South Financial Group Inc.	14,886	338,508
Southside Bancshares Inc.	2,306	50,940
Southwest Bancorp Inc.	2,869	53,995
Sovran Self Storage Inc.	4,190	192,070
State Auto Financial Corp.	2,930	85,702
Sterling Bancorp NY	3,935	55,090
Sterling Bancshares Inc. TX	15,000	171,150
Sterling Financial Corp. PA	5,546	95,114
Sterling Financial Corp. WA	10,189	274,186
Stewart Information Services Corp.	3,497	119,842
Stifel Financial Corp. (a)	2,982	172,479
Strategic Hotels & Resorts Inc.	14,844	305,638
Suffolk Bancorp	2,063	66,140
Sun Bancorp Inc. (New Jersey) (a)	2,950	51,625
Sun Communities Inc.	3,520	105,882
Sunstone Hotel Investors Inc.	12,575	322,423
Superior Bancorp (a)	6,901	60,936
Susquehanna Bancshares Inc.	10,424	209,522
SVB Financial Group (a)	6,958	329,531
SWS Group Inc.	4,446	78,650
SY Bancorp Inc.	2,554	69,060
Tanger Factory Outlet Centers Inc.	6,434	261,156
Tarragon Corp. (a)	3,146	8,243
Taylor Capital Group Inc.	1,095	30,583
Technology Investment Capital Corp.	4,016	53,694
Texas Capital Bancshares Inc. (a)	4,531	98,504
The Bancorp Inc. (a)	2,212	40,834

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
TheStreet.com Inc.	4,088	$49,506
Thomas Weisel Partners Group Inc. (a)	4,166	60,449
TierOne Corp.	3,537	93,624
TNS Inc.	5,069	81,408
Tompkins Financial Corp.	1,328	52,722
Tower Group Inc.	4,096	107,233
TradeStation Group Inc. (a)	6,016	70,207
Triad Guaranty Inc. (a)	2,232	42,341
Trico Bancshares	2,841	63,269
Trustco Bank Corp. NY	15,492	169,328
Trustmark Corp.	9,905	277,736
U-Store-It Trust	9,610	126,852
U.S. Global Investors Inc. Class A	2,362	44,925
UCBH Holdings Inc.	20,145	352,135
UMB Financial Corp.	6,281	269,204
Umpqua Holdings Corp.	12,437	248,864
Union Bankshares Corp.	2,550	57,910
United America Indemnity Ltd. Class A (a)	4,896	105,313
United Bankshares Inc.	7,424	225,987
United Community Banks Inc.	7,409	181,669
United Community Financial Corp.	5,421	39,140
United Fire & Casualty Co.	4,430	173,169
United Security Bancshares	1,631	30,663
Universal American Financial Corp. (a)	8,079	184,282
Universal Health Realty Income Trust	2,529	89,855
Univest Corp. of Pennsylvania	2,807	66,582
Urstadt Biddle Properties Inc.	4,525	70,002
USB Holding Co. Inc.	2,361	54,846
ViewPoint Financial Group	2,260	41,765
Virginia Commerce Bancorp (a)	3,572	51,222
W Holding Co. Inc.	22,882	51,256
W.P. Stewart & Co. Ltd.	4,208	41,743
Waddell & Reed Financial Inc.	16,846	455,347
Washington Real Estate Investment Trust	9,135	303,099
Washington Trust Bancorp Inc.	2,356	63,541
Wauwatosa Holdings Inc. (a)	2,246	36,497
WesBanco Inc.	4,478	111,860
West Coast Bancorp (Oregon)	3,082	87,560
Westamerica Bancorporation	6,197	308,673
Western Alliance Bancorp (a)	3,350	78,959
Westfield Financial Inc.	2,255	21,896
Williams Scotsman International Inc. (a)	6,059	167,895
Wilshire Bancorp Inc.	3,218	35,301
Winthrop Realty Trust	9,254	62,279
Wintrust Financial Corp.	4,895	208,968
World Acceptance Corp. (a)	3,507	116,012
Wright Express Corp. (a)	8,206	299,437
WSFS Financial Corp.	1,250	78,000
Yardville National Bancorp	2,149	72,271

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Zenith National Insurance Corp.	7,436	$333,802

		57,980,719

Health Care (11.78%)
Abaxis Inc. (a)	4,211	94,537
Abiomed Inc. (a)	5,802	72,119
Acadia Pharmaceuticals Inc. (a)	6,248	94,032
Accuray Inc. (a)	3,314	57,862
Acorda Therapeutics Inc. (a)	4,270	78,354
Adams Respiratory Therapeutics Inc. (a)	7,165	276,139
Affymax Inc. (a)	919	24,868
Affymetrix Inc. (a)	13,861	351,654
Air Methods Corp. (a)	2,147	99,191
Akorn Inc. (a)	11,202	83,903
Albany Molecular Research Inc. (a)	5,087	76,814
Alexion Pharmaceuticals Inc. (a)	7,362	479,634
Alexza Pharmaceuticals Inc. (a)	4,112	35,610
Align Technology Inc. (a)	11,801	298,919
Alkermes Inc. (a)	19,816	364,614
Alliance Imaging Inc. (a)	5,240	47,474
Allos Therapeutics Inc. (a)	8,302	39,434
Allscripts Healthcare Solution Inc. (a)	11,196	302,628
Alnylam Pharmaceuticals Inc. (a)	6,507	213,234
Alpharma Inc.	8,830	188,609
Altus Pharmaceuticals Inc. (a)	4,257	44,656
AMAG Pharmaceuticals Inc. (a)	2,905	166,166
Amedisys Inc. (a)	5,237	201,206
American Dental Partners Inc. (a)	2,527	70,781
American Medical Systems Holdings Inc. (a)	14,367	243,521
American Oriental Bioengineering Inc. (a)	9,614	107,196
AMERIGROUP Corp. (a)	10,595	365,316
Amsurg Corp. (a)	6,140	141,650
Analogic Corp.	2,840	181,078
Angiodynamics Inc. (a)	4,177	78,736
Animal Health International Inc. (a)	2,401	26,723
Applera Corp. - Celera Group (a)	15,856	222,935
Apria Healthcare Group Inc. (a)	8,804	228,992
Arena Pharmaceuticals Inc. (a)	12,311	134,805
Ariad Pharmaceuticals Inc. (a)	13,811	63,945
ArQule Inc. (a)	6,529	46,552
Array Biopharma Inc. (a)	9,688	108,796
Arrow International Inc.	5,055	229,952
Arthrocare Corp. (a)	5,553	310,357
Aspect Medical Systems Inc. (a)	3,206	43,505
Assisted Living Concepts Inc. Class A (a)	12,036	110,009
Auxilium Pharmaceuticals Inc. (a)	5,730	120,788
Beijing Med-Pharm Corp. (a)	5,360	62,444
Bentley Pharmaceuticals Inc. (a)	3,806	47,499
Bio-Rad Laboratories Inc. (a)	3,741	338,560

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Bio-Reference Labs Inc. (a)	2,379	$80,315
Biodel Inc. (a)	979	16,682
BioMarin Pharmaceutical Inc. (a)	19,329	481,292
BioMimetic Therapeutics Inc. (a)	2,159	28,801
Bionovo Inc. (a)	9,600	36,960
Bradley Pharmaceuticals Inc. (a)	2,570	46,774
Bruker BioSciences Corp. (a)	12,967	114,110
Cadence Pharmaceuticals Inc. (a)	3,258	45,612
Cambrex Corp.	5,339	58,142
Cantel Medical Corp. (a)	2,274	35,497
Capital Senior Living Corp. (a)	4,614	38,850
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	33,672
Cell Genesys Inc. (a)	14,530	55,505
Centene Corp. (a)	8,926	191,998
Cepheid Inc. (a)	11,152	254,266
Computer Programs & Systems Inc.	1,713	45,155
Conceptus Inc. (a)	5,930	112,551
Conmed Corp. (a)	5,715	159,963
Corvel Corp. (a)	1,585	36,645
CryoLife Inc. (a)	4,495	42,478
Cubist Pharmaceuticals Inc. (a)	11,282	238,389
Cutera Inc. (a)	2,730	71,553
CV Therapeutics Inc. (a)	11,934	107,167
Cyberonics Inc. (a)	4,573	63,748
Cynosure Inc. Class A (a)	1,537	56,715
Cypress Bioscience Inc. (a)	6,588	90,190
Cytokinetics Inc. (a)	6,695	34,278
CytRx Corp. (a)	17,577	60,816
Datascope Corp.	2,695	91,118
Dendreon Corp. (a)	16,522	127,054
Discovery Laboratories Inc. (a)	16,986	45,692
DJO Inc. (a)	4,880	239,608
Durect Corp. (a)	13,012	71,306
Eclipsys Corp. (a)	9,247	215,640
Emergency Medical Services Corp. Class A (a)	1,845	55,811
Emergent Biosolutions Inc. (a)	1,087	9,653
Emeritus Corp. (a)	1,221	33,089
Encysive Pharmaceuticals Inc. (a)	12,926	19,518
Enzo Biochem Inc. (a)	6,053	68,702
Enzon Pharmaceuticals Inc. (a)	8,885	78,277
eResearch Technology Inc. (a)	7,905	90,038
ev3 Inc. (a)	3,847	63,168
Exelixis Inc. (a)	19,468	206,166
Foxhollow Technologies Inc. (a)	4,085	107,844
Genomic Health Inc. (a)	2,995	57,474
Gentiva Health Services Inc. (a)	5,589	107,365
GenVec Inc. (a)	13,010	30,573
Geron Corp. (a)	14,658	107,297
Greatbatch Inc. (a)	4,532	120,506
GTx Inc. (a)	3,527	57,420
Haemonetics Corp. (a)	5,392	266,473

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Halozyme Therapeutics Inc. (a)	13,012	$113,074
Hansen Medical Inc. (a)	1,937	52,512
Healthcare Services Group Inc.	8,589	174,099
HealthExtras Inc. (a)	6,211	172,852
Healthsouth Corp. (a)	15,878	278,024
Healthspring Inc. (a)	9,675	188,662
Healthways Inc. (a)	7,046	380,273
HMS Holdings Corp. (a)	4,256	104,740
Hologic Inc. (a)	10,909	665,449
Human Genome Sciences Inc. (a)	27,137	279,240
Hythiam Inc. (a)	6,567	48,858
I-Flow Corp. (a)	4,135	76,870
ICU Medical Inc. (a)	2,610	101,137
Idenix Pharmaceuticals Inc. (a)	4,495	12,991
Illumina Inc. (a)	10,848	562,794
Immucor Inc. (a)	13,939	498,319
Immunomedics Inc. (a)	11,464	26,253
Incyte Corp. (a)	17,709	126,619
Indevus Pharmaceuticals Inc. (a)	12,234	84,537
Insulet Corp. (a)	1,546	33,625
Integra LifeSciences Holdings Corp. (a)	3,644	177,026
InterMune Inc. (a)	5,469	104,622
Invacare Corp.	5,658	132,284
Inverness Medical Innovations Inc. (a)	9,377	518,736
Isis Pharmaceuticals Inc. (a)	16,635	249,026
Javelin Pharmaceuticals Inc. (a)	8,455	42,444
Kendle International Inc. (a)	2,562	106,400
Kensey Nash Corp. (a)	2,559	66,815
Keryx Biopharmaceuticals Inc. (a)	8,289	82,393
Kindred Healthcare Inc. (a)	6,088	109,036
Kosan Biosciences Inc. (a)	8,410	42,134
KV Pharmaceutical Co.	7,105	203,203
Kyphon Inc. (a)	9,115	638,050
Landauer Inc.	1,893	96,467
LCA-Vision Inc.	4,045	118,883
LHC Group Inc. (a)	2,953	63,401
Lifecell Corp. (a)	6,650	249,840
Ligand Pharmaceuticals Inc. Class B	18,029	96,275
Luminex Corp. (a)	6,896	103,992
Magellan Health Services Inc. (a)	7,855	318,756
MannKind Corp. (a)	8,361	80,934
Martek Biosciences Corp. (a)	6,568	190,669
Matria Healthcare Inc. (a)	4,293	112,305
Maxygen Inc. (a)	4,923	33,526
Medarex Inc. (a)	24,997	353,958
Medcath Corp. (a)	2,012	55,250
Medical Action Industries Inc. (a)	2,777	65,704
Medicines Co. (a)	10,112	180,095
Medicis Pharmaceutical Corp.	11,406	347,997
Medivation Inc. (a)	4,307	86,355
Mentor Corp.	8,093	372,683
Meridian Bioscience Inc.	8,019	243,136
Merit Medical Systems Inc. (a)	5,181	67,249

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Metabolix Inc. (a)	2,938	$71,276
MGI Pharma Inc. (a)	15,691	435,896
Micrus Endovascular Corp. (a)	3,018	55,139
Minrad International Inc. (a)	9,569	45,835
Molecular Insight Pharmaceuticals Inc. (a)	1,397	9,486
Molina Healthcare Inc. (a)	2,671	96,877
Momenta Pharmaceuticals Inc. (a)	4,304	49,023
Myriad Genetics Inc. (a)	8,690	453,183
Nabi Biopharmaceuticals (a)	13,137	53,336
Nastech Pharmaceutical Co. Inc. (a)	5,119	68,134
National Healthcare Corp.	1,394	71,638
Natus Medical Inc. (a)	4,092	65,226
Nektar Therapeutics (a)	18,487	163,240
Neurocrine Biosciences Inc. (a)	7,498	74,980
Neurogen Corp. (a)	6,370	28,283
Nighthawk Radiology Holdings Inc. (a)	4,226	103,579
Northstar Neuroscience Inc. (a)	4,048	45,176
Novacea Inc. (a)	1,322	10,589
Noven Pharmaceuticals Inc. (a)	4,937	78,646
NuVasive Inc. (a)	7,263	260,960
NxStage Medical Inc. (a)	4,142	60,018
Obagi Medical Products Inc. (a)	1,240	22,903
Odyssey HealthCare Inc. (a)	6,700	64,387
Omnicell Inc. (a)	6,867	195,984
Omrix Biopharmaceuticals Inc. (a)	2,773	97,915
Onyx Pharmaceuticals Inc. (a)	9,661	420,447
OraSure Technologies Inc. (a)	9,139	91,847
Orexigen Therapeutics Inc. (a)	1,443	19,062
Orthofix International NV (a)	3,318	162,482
OSI Pharmaceuticals Inc. (a)	11,717	398,261
Osiris Therapeutics Inc. (a)	2,518	32,432
Owens & Minor Inc.	8,074	307,539
Pain Therapeutics Inc. (a)	6,766	63,262
Palomar Medical Technologies Inc. (a)	3,734	106,382
Par Pharmaceutical Companies Inc. (a)	7,136	132,444
Parexel International Corp. (a)	5,645	232,969
Penwest Pharmaceutical Co. (a)	4,460	49,105
Perrigo Co.	15,374	328,235
Pharmanet Development Group Inc. (a)	3,765	109,298
PharMerica Corp. (a)	2,228	33,242
Pharmion Corp. (a)	5,367	247,633
Phase Forward Inc. (a)	8,281	165,703
PolyMedica Corp.	4,615	242,380
Poniard Pharmaceuticals Inc. (a)	4,571	25,918
Pozen Inc. (a)	4,838	53,508
PRA International (a)	4,019	118,159
Progenics Pharmaceuticals Inc. (a)	4,780	105,686
Protalix BioTherapeutics Inc. (a)	1,688	58,337
PSS World Medical Inc. (a)	13,493	258,121
Psychiatric Solutions Inc. (a)	10,828	425,324
Quality Systems Inc.	3,607	132,124
Quidel Corp. (a)	5,478	107,150

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Radiation Therapy Services Inc. (a)	2,434	$50,676
Regeneration Technologies Inc. (a)	5,918	63,441
Regeneron Pharmaceutical Inc. (a)	12,800	227,840
RehabCare Group Inc. (a)	3,263	57,396
Res-Care Inc. (a)	5,060	115,570
Rigel Pharmaceuticals Inc. (a)	6,185	58,325
Salix Pharmaceuticals Ltd. (a)	9,443	117,282
Santarus Inc. (a)	9,688	25,673
Savient Pharmaceuticals Inc. (a)	10,675	155,321
Sciele Pharma Inc. (a)	7,049	183,415
Seattle Genetics Inc. (a)	8,352	93,876
Sirona Dental Systems Inc. (a)	3,362	119,923
Sirtris Pharmaceuticals Inc. (a)	1,137	19,420
Skilled Healthcare Group Inc. Class A (a)	4,458	70,213
Somaxon Pharmaceuticals Inc. (a)	2,015	20,493
Sonic Innovations Inc. (a)	5,350	49,059
SonoSite Inc. (a)	3,456	105,477
Spectranetics Corp. (a)	6,628	89,345
Stereotaxis Inc. (a)	5,264	72,591
STERIS Corp.	13,136	359,007
Sun Healthcare Group Inc. (a)	8,556	142,971
Sunrise Senior Living Inc. (a)	9,022	319,108
SuperGen Inc. (a)	10,664	46,282
SurModics Inc. (a)	3,076	150,755
Symmetry Medical Inc. (a)	7,158	119,539
Synta Pharmaceuticals Corp. (a)	1,074	7,088
Telik Inc. (a)	11,478	33,401
Tercica Inc. (a)	6,614	41,007
Thoratec Corp. (a)	10,559	218,466
TomoTherapy Inc. (a)	2,345	54,474
Trubion Pharmaceuticals Inc. (a)	1,704	20,670
United Therapeutics Corp. (a)	4,214	280,400
Valeant Pharmaceuticals
International (a)	19,081	295,374
Vanda Pharmaceuticals Inc. (a)	5,380	74,836
Ventana Medical Systems Inc. (a)	6,029	517,951
ViroPharma Inc. (a)	13,948	124,137
Visicu Inc. (a)	2,904	22,012
Vital Images Inc. (a)	3,458	67,500
Vital Signs Inc.	2,179	113,613
VIVUS Inc. (a)	11,589	57,481
Volcano Corp. (a)	4,781	78,600
West Pharmaceutical Services Inc.	6,569	273,665
Wright Medical Group Inc. (a)	7,211	193,399
Xenoport Inc. (a)	4,355	204,903
XOMA Ltd. (a)	26,359	89,884
Zoll Medical Corp. (a)	4,104	106,376
ZymoGenetics Inc. (a)	7,664	100,015

		34,491,294

Materials & Processes (8.98%)
A. Schulman Inc.	5,505	108,614

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Aaon Inc.	2,659	$52,462
Acuity Brands Inc.	8,772	442,811
Aecom Technology Corp. (a)	8,042	280,907
AEP Industries Inc. (a)	1,269	53,730
Alico Inc.	700	30,338
AM Castle & Co.	2,147	69,992
AMCOL International Corp.	5,265	174,219
American Vanguard Corp.	3,937	76,850
Ameron International Corp.	1,838	194,405
Ampco-Pittsburgh Corp.	1,373	54,069
AMREP Corp.	461	12,355
Apex Silver Mines Ltd. (a)	11,858	230,638
Apogee Enterprises Inc.	5,880	152,527
AptarGroup Inc.	13,958	528,590
Arch Chemicals Inc.	4,915	230,415
Balchem Corp.	3,618	73,843
Barnes Group Inc.	9,305	297,016
Beacon Roofing Supply Inc. (a)	8,887	90,825
Bluegreen Corp. (a)	3,876	30,039
BlueLinx Holdings Inc.	2,332	16,417
Bowater Inc.	11,270	168,148
Brookfield Homes Corp.	2,200	40,810
Brush Engineered Materials Inc. (a)	4,124	213,994
Buckeye Technologies Inc. (a)	7,652	115,851
Builders Firstsource Inc. (a)	2,655	28,621
Building Materials Holding Corp.	5,984	63,311
Cabot Microelectronics Corp. (a)	4,811	205,670
Cadiz Inc. (a)	2,435	46,022
Cal Dive International Inc. (a)	4,479	67,185
Calgon Carbon Corp. (a)	8,066	112,601
Century Aluminum Co. (a)	4,700	247,455
Ceradyne Inc. (a)	5,495	416,191
CF Industries Holdings Inc.	11,197	849,964
Chesapeake Corp.	4,435	37,520
CIRCOR International Inc.	3,332	151,306
Clarcor Inc.	10,292	352,089
Claymont Steel Holdings Inc. (a)	1,827	36,997
Clean Harbors Inc. (a)	3,456	153,861
Coeur d’Alene Mines Corp. (a)	55,160	209,056
Comfort Systems USA Inc.	8,227	116,823
Compass Minerals International Inc.	6,645	226,196
Deltic Timber Corp.	2,151	122,435
Drew Industries Inc. (a)	3,498	142,299
Dycom Industries Inc. (a)	8,205	251,319
Dynamic Materials Corp.	2,593	124,179
EMCOR Group Inc. (a)	12,880	403,917
Encore Wire Corp.	4,577	115,020
Energy Conversion Devices Inc. (a)	8,034	182,533
EnerSys (a)	4,296	76,340
ENGlobal Corp. (a)	3,470	39,593
Exide Technologies (a)	12,177	79,151
Ferro Corp.	8,623	172,288
Genlyte Group Inc. (a)	5,716	367,310

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Georgia Gulf Corp.	6,751	$93,839
Gibraltar Industries Inc.	5,149	95,257
Glatfelter	9,431	139,956
Goodman Global Inc. (a)	7,528	179,769
GrafTech International Ltd. (a)	19,975	356,354
Granite Construction Inc.	7,306	387,364
Graphic Packaging Corp. (a)	13,034	58,914
Great Lakes Dredge & Dock Co. (a)	1,467	12,851
Greif Inc.	6,733	408,559
Griffon Corp. (a)	6,174	93,227
Haynes International Inc. (a)	2,347	200,363
HB Fuller Co.	12,129	359,989
Hecla Mining Co. (a)	24,334	217,789
Hercules Inc.	23,521	494,411
Hexcel Corp. (a)	19,003	431,558
Hilltop Holdings Inc. (a)	9,918	116,437
Idaho General Mines Inc. (a)	9,905	65,769
Innerworkings Inc. (a)	4,965	85,547
Innophos Holdings Inc.	4,230	64,465
Innospec Inc.	4,884	111,258
Insituform Technologies Inc. (a)	5,410	82,394
Insteel Industries Inc.	3,675	56,411
Integrated Electrical Services Inc. (a)	2,657	68,046
Interline Brands Inc. (a)	5,549	127,572
Kaiser Aluminum Corp.	2,986	210,722
Kaydon Corp.	5,748	298,839
Koppers Holdings Inc.	3,592	138,687
Kronos Worldwide Inc.	505	9,534
L.B. Foster Co. (a)	2,105	91,483
Ladish Co. Inc. (a)	2,978	165,219
Lamson & Sessions Co. (a)	2,845	76,701
Landec Corp. (a)	4,389	67,854
Layne Christensen Co. (a)	2,805	155,621
LSB Industries Inc. (a)	2,981	70,501
LSI Industries Inc.	3,668	75,267
Medis Technologies Ltd. (a)	4,644	60,372
Mercer International Inc.-SBI (a)	6,736	63,655
Metal Management Inc.	5,155	279,401
MGP Ingredients Inc.	1,677	17,223
Michael Baker Corp. (a)	1,426	69,888
Minerals Technologies Inc.	3,823	256,141
Mueller Industries Inc.	7,437	268,773
Mueller Water Products Inc.	23,227	287,783
Multi-Color Corp.	1,903	43,427
Myers Industries Inc.	5,713	113,232
NCI Building Systems Inc. (a)	4,056	175,260
Neenah Paper Inc.	2,989	98,906
NewMarket Corp.	3,106	153,374
NL Industries Inc.	1,462	16,565
Northwest Pipe Co. (a)	1,765	66,752
Nuco2 Inc. (a)	2,949	75,907
Olin Corp.	14,669	328,292
Olympic Steel Inc.	1,653	44,896

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
OM Group Inc. (a)	6,046	$319,289
Perini Corp. (a)	5,370	300,344
PGT Inc. (a)	2,169	17,200
PolyOne Corp. (a)	18,449	137,814
Quanex Corp.	7,483	351,551
Raven Industries Inc.	3,363	134,688
RBC Bearings Inc. (a)	4,281	164,176
Resource Capital Corp.	4,351	48,992
Rock-Tenn Co. Class A	7,087	204,814
Rockwood Holdings Inc. (a)	7,112	254,823
Royal Gold Inc.	4,932	161,523
RTI International Metals Inc. (a)	4,675	370,541
Ryerson Inc.	5,256	177,337
SAIC Inc. (a)	19,742	378,849
Schnitzer Steel Industries Inc.	4,389	321,670
Schweitzer-Mauduit International Inc.	3,207	74,723
Senomyx Inc. (a)	6,106	74,799
Silgan Holdings Inc.	4,992	268,320
Simpson Manufacturing Co. Inc.	7,527	239,735
Spartech Corp.	6,477	110,498
Stepan Co.	1,373	42,439
Stillwater Mining Co. (a)	8,336	85,777
Stratus Properties Inc. (a)	945	33,387
Superior Essex Inc. (a)	4,175	155,644
Symyx Technologies Inc. (a)	6,713	58,336
Tejon Ranch Co. (a)	2,224	92,074
Terra Industries Inc. (a)	18,593	581,217
Texas Industries Inc.	5,510	432,535
The Andersons Inc.	3,171	152,271
Thomas Properties Group Inc.	4,704	56,448
Tredegar Corp.	6,334	109,262
Trex Co. Inc. (a)	2,368	26,332
TriMas Corp. (a)	2,706	35,909
Tronox Inc. Class B	8,545	77,161
U.S. Gold Corp. (a)	9,236	57,910
UAP Holding Corp.	10,525	330,064
Universal Forest Products Inc.	3,363	100,554
Universal Stainless & Alloy Products Inc. (a)	1,319	52,483
Uranium Resources Inc. (a)	10,501	98,604
US Concrete Inc. (a)	6,775	44,647
USEC Inc. (a)	17,634	180,749
Valhi Inc.	1,277	30,329
Valmont Industries Inc.	3,805	322,854
Washington Group International Inc. (a)	5,894	517,552
Watsco Inc.	4,660	216,364
Wausau Paper Corp.	9,041	100,807
Wheeling-Pittsburgh Corp. (a)	2,535	48,926
Worthington Industries Inc.	13,973	329,204
WR Grace & Co. (a)	14,063	377,732
Xerium Technologies Inc.	4,525	24,435

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Zoltek Companies Inc. (a)	4,407	$192,277

		26,301,460

Oil & Gas (4.77%)
Allis-Chalmers Energy Inc. (a)	5,069	96,007
Alon USA Energy Inc.	2,813	95,023
Alpha Natural Resources Inc. (a)	13,164	305,800
APCO Argentina Inc.	510	53,764
Arena Resources Inc. (a)	2,788	182,614
ATP Oil & Gas Corp. (a)	4,344	204,298
Atwood Oceanics Inc. (a)	5,500	421,080
Aventine Renewable Energy
Holdings Inc. (a)	6,323	66,834
Basic Energy Services Inc. (a)	8,184	172,028
Berry Petroleum Co.	8,066	319,333
Bill Barrett Corp. (a)	6,288	247,810
Bois d’Arc Energy Inc. (a)	3,890	74,571
BPZ Energy Inc. (a)	9,459	73,780
Brigham Exploration Co. (a)	8,729	51,763
Bronco Drilling Co. Inc. (a)	5,159	76,353
Callon Petroleum Co. (a)	3,907	54,385
CARBO Ceramics Inc.	4,134	209,718
Carrizo Oil & Gas Inc. (a)	4,577	205,324
Clayton Williams Energy Inc. (a)	1,040	34,320
Clean Energy Fuels Corp. (a)	2,330	35,276
Complete Production Services Inc. (a)	8,584	175,800
Comstock Resources Inc. (a)	9,147	282,093
Contango Oil & Gas Co. (a)	2,671	96,690
Dawson Geophysical Co. (a)	1,562	121,071
Delek US Holdings Inc.	2,407	60,368
Delta Petroleum Corp. (a)	13,330	239,273
Dril-Quip Inc. (a)	5,419	267,428
Edge Petroleum Corp. (a)	5,851	75,127
Encore Acquisition Co. (a)	10,885	344,510
Energy Partners Ltd. (a)	5,826	85,526
Evergreen Solar Inc. (a)	19,067	170,268
EXCO Resources Inc. (a)	12,536	207,345
Exterran Holdings Inc. (a)	12,221	981,835
Flotek Industries Inc. (a)	3,658	161,501
FuelCell Energy Inc. (a)	13,467	120,395
FX Energy Inc. (a)	7,315	54,497
GeoGlobal Resources Inc. (a)	6,013	21,647
Geokinetics Inc. (a)	1,367	31,919
Geomet Inc. (a)	3,972	20,217
GMX Resources Inc. (a)	2,364	76,050
Goodrich Petroleum Corp. (a)	3,239	102,676
Grey Wolf Inc. (a)	37,457	245,343
Gulf Island Fabrication Inc.	2,170	83,306
Harvest Natural Resources Inc. (a)	7,698	91,914
Hercules Offshore Inc. (a)	16,708	436,246
Horizon Offshore Inc. (a)	6,551	108,092
Hornbeck Offshore Services Inc. (a)	4,667	171,279

See accompanying notes to schedules of statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
ION Geophysical Corp. (a)	14,134	$195,473
Lufkin Industries Inc.	3,132	172,323
Mariner Energy Inc. (a)	17,653	365,594
Markwest Hydrocarbon Inc.	1,314	76,383
Matrix Service Co. (a)	4,949	103,682
McMoRan Exploration Co. (a)	4,920	66,174
Meridian Resource Corp. (a)	17,737	43,988
NATCO Group Inc. (a)	3,545	183,454
Newpark Resources Inc. (a)	18,582	99,600
Nova Biosource Fuels Inc. (a)	7,484	21,030
Oil States International Inc. (a)	9,820	474,306
Oilsands Quest Inc. (a)	21,782	96,494
Pacific Ethanol Inc. (a)	7,206	69,322
Parallel Petroleum Corp. (a)	7,586	128,886
Parker Drilling Co. (a)	22,138	179,761
Penn Virginia Corp.	7,709	339,042
Petrohawk Energy Corp. (a)	34,293	563,091
Petroleum Development Corp. (a)	2,988	132,518
Petroquest Energy Inc. (a)	8,556	91,806
Pioneer Drilling Co. (a)	9,992	121,703
Rosetta Resources Inc. (a)	10,160	186,334
RPC Inc.	6,496	92,308
Stone Energy Corp. (a)	4,962	198,530
SulphCo Inc. (a)	9,586	84,357
Superior Offshore International Inc. (a)	2,031	22,849
Superior Well Services Inc. (a)	3,153	71,668
Swift Energy Co. (a)	6,110	250,021
T-3 Energy Services Inc. (a)	1,091	46,520
Tetra Tech Inc. (a)	11,772	248,625
Toreador Resources Corp. (a)	2,859	33,822
Trico Marine Services Inc. (a)	2,427	72,325
TXCO Resources Inc. (a)	6,873	61,582
Union Drilling Inc. (a)	2,799	40,809
VAALCO Energy Inc. (a)	11,183	51,106
Venoco Inc. (a)	2,588	44,384
Verenium Corp. (a)	5,480	28,934
W-H Energy Services Inc. (a)	6,189	456,439
Warren Resources Inc. (a)	10,798	135,407
Whiting Petroleum Corp. (a)	7,532	334,797
Willbros Group Inc. (a)	5,226	177,684

		13,975,628

Technology (13.42%)
3Com Corp. (a)	78,143	386,026
3D Systems Corp. (a)	3,128	73,883
Acacia Research—Acacia
Technologies (a)	5,802	85,173
ACI Worldwide Inc. (a)	7,497	167,558
Acme Packet Inc. (a)	4,449	68,604
Actel Corp. (a)	5,194	55,732
Actuate Corp. (a)	12,076	77,890
Adaptec Inc. (a)	24,212	92,490

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Adtran Inc.	11,962	$275,485
Advanced Analogic Technologies Inc. (a)	7,946	84,545
Agilysys Inc.	6,388	107,957
American Reprographics Co. (a)	6,204	116,139
American Science & Engineering Inc.	1,828	114,542
AMIS Holdings Inc. (a)	13,390	130,017
Amkor Technology Inc. (a)	21,010	242,035
ANADIGICS Inc. (a)	11,960	216,237
Anaren Inc. (a)	3,472	48,955
Anixter International Inc. (a)	6,270	516,962
Ansoft Corp. (a)	3,359	110,780
Ansys Inc. (a)	15,695	536,298
Applied Micro Circuits Corp. (a)	58,895	186,108
Ariba Inc. (a)	15,744	169,720
Arrowhead Research Corp. (a)	6,754	34,108
Art Technology Group Inc. (a)	26,855	81,102
Aruba Networks Inc. (a)	1,621	32,420
AsiaInfo Holdings Inc. (a)	6,288	56,969
Aspen Technology Inc. (a)	17,736	253,980
Atheros Communications (a)	11,169	334,735
Authorize.Net Holdings Inc. (a)	5,642	99,468
Avanex Corp. (a)	29,405	48,224
Avid Technology Inc. (a)	8,385	227,066
Avocent Corp. (a)	10,215	297,461
BearingPoint Inc. (a)	40,843	165,414
Bel Fuse Inc.	2,350	81,451
Benchmark Electronics Inc. (a)	14,674	350,268
BigBand Networks Inc. (a)	2,509	16,058
Black Box Corp.	3,351	143,289
Blackbaud Inc.	8,900	224,636
Blackboard Inc. (a)	5,760	264,038
Blue Coat Systems Inc. (a)	2,601	204,855
Borland Software Corp. (a)	14,889	64,767
Bottomline Technologies Inc. (a)	4,405	55,195
CACI International Inc. (a)	6,257	319,670
Cavium Networks Inc. (a)	1,322	42,965
Cbeyond Inc. (a)	4,176	170,339
Checkpoint Systems Inc. (a)	7,982	210,645
Chordiant Software Inc. (a)	6,542	90,672
Ciber Inc. (a)	10,682	83,426
Cirrus Logic Inc. (a)	18,121	115,974
Cogent Communications Group Inc. (a)	10,070	235,034
Cogent Inc. (a)	8,911	139,725
Coherent Inc. (a)	6,529	209,450
Coleman Cable Inc. (a)	1,615	22,352
Commvault Systems Inc. (a)	7,223	133,770
COMSYS IT Partners Inc. (a)	3,725	62,617
Comtech Group Inc. (a)	4,040	73,568
Comtech Telecommunications Corp. (a)	4,655	248,996
Comverge Inc. (a)	1,093	35,916
Concur Technologies Inc. (a)	7,617	240,088
Conexant Systems Inc. (a)	100,366	120,439
CPI International Inc. (a)	1,529	29,066

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Cray Inc. (a)	6,550	$47,160
CSG Systems International Inc. (a)	8,756	186,065
Cubic Corp.	3,103	130,854
Daktronics Inc.	6,427	174,943
DealerTrack Holdings Inc. (a)	6,778	283,863
Digi International Inc. (a)	5,106	72,709
Digital River Inc. (a)	8,346	373,484
Diodes Inc. (a)	5,920	190,032
Ditech Networks Inc. (a)	6,645	35,019
DivX Inc. (a)	4,671	69,458
Double-Take Software Inc. (a)	1,687	32,239
DSP Group Inc. (a)	5,697	90,184
Eagle Test Systems Inc. (a)	2,534	32,486
Echelon Corp. (a)	6,071	151,836
EDO Corp.	3,549	198,780
Electronics for Imaging Inc. (a)	11,554	310,340
EMS Technologies Inc. (a)	2,905	71,260
Emulex Corp. (a)	17,312	331,871
Epicor Software Corp. (a)	11,728	161,495
EPIQ Systems Inc. (a)	4,420	83,184
Equinix Inc. (a)	6,388	566,552
eSpeed Inc. (a)	3,713	31,672
Exar Corp. (a)	7,285	95,142
Excel Technology Inc. (a)	2,637	65,793
Extreme Networks Inc. (a)	23,871	91,665
FalconStor Software Inc. (a)	6,632	79,916
Finisar Corp. (a)	54,020	151,256
Flir Systems Inc. (a)	13,426	743,666
Formfactor Inc. (a)	9,645	427,949
Foundry Networks Inc. (a)	29,467	523,629
Gartner Inc. (a)	14,025	343,052
Gateway Inc. (a)	59,134	111,172
Genesis Microchip Inc. (a)	7,324	57,420
GeoEye Inc. (a)	3,571	91,953
Gerber Scientific Inc. (a)	4,955	53,762
Guidance Software Inc. (a)	773	9,794
Harmonic Inc. (a)	16,117	171,001
Harris Stratex Networks Inc. Class A (a)	5,116	89,377
Hittite Microwave Corp. (a)	3,331	147,064
Hughes Communications Inc. (a)	1,329	68,909
Hutchinson Technology Inc. (a)	5,357	131,782
Hypercom Corp. (a)	10,454	47,252
i2 Technologies Inc. (a)	3,095	47,199
iGate Corp. (a)	4,500	38,565
IHS Inc. (a)	6,372	359,954
II-VI Inc. (a)	4,812	166,158
Imation Corp.	7,295	178,946
Imergent Inc.	2,475	55,514
Immersion Corp. (a)	5,267	86,273
Informatica Corp. (a)	17,702	277,921
Innovative Solutions & Support Inc. (a)	2,682	50,878
InPhonic Inc. (a)	4,797	13,192
Integral Systems Inc.	2,327	50,007

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Interactive Intelligence Inc. (a)	2,630	$49,970
Intermec Inc. (a)	12,278	320,701
Internet Capital Group Inc. (a)	7,754	93,048
InterVoice Inc. (a)	8,226	77,242
Interwoven Inc. (a)	8,725	124,157
Ionatron Inc. (a)	7,517	25,783
IPG Photonics Corp. (a)	2,031	39,929
iRobot Corp. (a)	3,102	61,668
Isilon Systems Inc. (a)	1,742	13,413
Ixia (a)	8,596	74,957
IXYS Corp. (a)	5,453	56,875
j2 Global Communications Inc. (a)	9,968	326,253
Jack Henry & Associates Inc.	15,865	410,269
JDA Software Group Inc. (a)	5,183	107,081
Kemet Corp. (a)	16,969	124,722
Keynote Systems Inc. (a)	3,178	43,634
L-1 Identity Solutions Inc. (a)	11,984	225,898
Lattice Semiconductor Corp. (a)	23,074	103,602
Lawson Software Inc. (a)	26,313	263,393
Lionbridge Technologies Inc. (a)	12,075	48,179
LivePerson Inc. (a)	7,345	45,245
Loral Space & Communications Inc. (a)	2,325	92,419
Macrovision Corp. (a)	10,561	260,117
Magma Design Automation Inc. (a)	7,771	109,338
Manhattan Associates Inc. (a)	5,471	149,960
ManTech International Corp. (a)	3,812	137,156
Mentor Graphics Corp. (a)	16,774	253,287
Mercury Computer Systems Inc. (a)	4,775	49,087
Methode Electronics Inc.	7,655	115,208
Micrel Inc.	11,154	120,463
MICROS Systems Inc. (a)	8,192	533,053
Microsemi Corp. (a)	15,368	428,460
MicroStrategy Inc. (a)	1,940	153,920
Microtune Inc. (a)	10,783	64,914
MIPS Technologies Inc. (a)	8,453	66,779
Monolithic Power Systems Inc. (a)	4,758	120,853
MRV Communications Inc. (a)	25,245	62,608
MSC.Software Corp. (a)	8,787	119,679
MTS Systems Corp.	3,615	150,384
Multi-Fineline Electronix Inc. (a)	1,433	21,251
Ness Technologies Inc. (a)	6,821	74,485
Netgear Inc. (a)	7,050	214,461
Netlogic Microsystems Inc. (a)	3,463	125,049
Network Equipment Technologies Inc. (a)	5,396	78,242
Newport Corp. (a)	7,069	107,661
Nextwave Wireless Inc. (a)	5,557	31,786
Novatel Wireless Inc. (a)	6,071	137,508
Nuance Communications Inc. (a)	26,599	513,627
Omniture Inc. (a)	5,685	172,369
Omnivision Technologies Inc. (a)	11,029	250,689
ON Semiconductor Corp. (a)	48,909	614,297
On2 Technologies Inc. (a)	22,852	26,508

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
OpenTV Corp. Class A (a)	18,441	$27,293
Openwave Systems Inc.	16,611	72,756
Oplink Communications Inc. (a)	4,561	62,303
Optium Corp. (a)	2,477	25,711
OSI Systems Inc. (a)	3,260	73,383
Packeteer Inc. (a)	7,597	57,737
Palm Inc. (a)	20,941	340,710
Parametric Technology Corp. (a)	23,193	404,022
Park Electrochemical Corp.	4,185	140,532
PDF Solutions Inc. (a)	4,950	48,906
Pegasystems Inc.	2,631	31,309
Pericom Semiconductor Corp. (a)	4,853	56,877
Perot Systems Corp. (a)	17,551	296,787
Plexus Corp. (a)	9,289	254,519
PLX Technology Inc. (a)	5,747	62,068
PMC-Sierra Inc. (a)	42,955	360,392
Polycom Inc. (a)	18,526	497,608
Progress Software Corp. (a)	8,211	248,793
QAD Inc.	2,688	23,278
Quantum Corp. (a)	41,194	140,060
Quest Software Inc. (a)	14,033	240,806
Rackable Systems Inc. (a)	5,777	74,928
Radiant Systems Inc. (a)	5,269	83,408
Radisys Corp. (a)	4,488	55,876
RealNetworks Inc. (a)	20,325	137,804
RF Micro Devices Inc. (a)	39,153	263,500
RightNow Technologies Inc. (a)	3,647	58,680
Rimage Corp. (a)	2,095	47,012
Rogers Corp. (a)	3,490	143,753
S1 Corp. (a)	11,074	100,220
Safeguard Scientifics Inc. (a)	24,211	55,443
Sapient Corp. (a)	16,440	110,312
SAVVIS Inc. (a)	5,563	215,733
Scansource Inc. (a)	5,252	147,634
SeaChange International Inc. (a)	5,917	40,946
Secure Computing Corp. (a)	9,933	96,648
Semtech Corp. (a)	14,588	298,762
SI International Inc. (a)	2,561	73,168
Sigma Designs Inc. (a)	4,635	223,592
Silicon Graphics Inc. (a)	1,405	27,749
Silicon Image Inc. (a)	17,024	87,674
Silicon Storage Technology Inc. (a)	19,095	61,486
Sirenza Microdevices Inc. (a)	7,853	135,778
SiRF Technology Holdings Inc. (a)	10,539	225,008
Skyworks Solutions Inc. (a)	31,826	287,707
Smart Modular Technologies (WWH)
Inc. (a)	10,040	71,786
Smith Micro Software Inc. (a)	5,988	96,167
Solera Holdings Inc. (a)	5,292	95,203
SonicWALL Inc. (a)	12,457	108,750
Sonus Networks Inc. (a)	50,981	310,984
Sourcefire Inc. (a)	1,313	11,922
SourceForge Inc. (a)	13,529	33,146

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Spansion Inc. Class A (a)	18,004	$152,134
SPSS Inc. (a)	3,717	152,917
SRA International Inc. (a)	8,350	234,468
Standard Microsystems Corp. (a)	4,526	173,889
Stanley Inc. (a)	1,581	43,557
STEC Inc. (a)	6,441	49,145
Stratasys Inc. (a)	4,166	114,815
Super Micro Computer Inc. (a)	1,872	18,271
Supertex Inc. (a)	2,250	89,730
Switch & Data Facilities Co. (a)	2,645	43,087
Sybase Inc. (a)	18,485	427,558
Sycamore Networks Inc. (a)	38,016	154,725
Sykes Enterprises Inc. (a)	6,492	107,832
Synaptics Inc. (a)	5,239	250,215
Synchronoss Technologies Inc. (a)	3,718	156,379
Syniverse Holdings Inc. (a)	5,164	82,108
SYNNEX Corp. (a)	3,272	67,272
Syntel Inc.	2,567	106,736
Taleo Corp. (a)	3,322	84,412
TechTarget (a)	1,515	25,604
Techwell Inc. (a)	2,992	31,775
Tekelec (a)	12,096	146,362
Terremark Worldwide Inc. (a)	10,152	72,790
Tessera Technologies Inc. (a)	9,692	363,450
TIBCO Software Inc. (a)	42,069	310,890
Trident Microsystems Inc. (a)	11,558	183,657
TriQuint Semiconductor Inc. (a)	27,854	136,763
TriZetto Group Inc. (a)	9,327	163,316
TTM Technologies Inc. (a)	8,434	97,581
Tyler Technologies Inc. (a)	7,939	105,986
Ultimate Software Group Inc. (a)	4,952	172,825
Unica Corp. (a)	1,956	21,966
Universal Display Corp. (a)	4,950	87,714
UTStarcom Inc. (a)	21,729	79,528
Varian Inc. (a)	6,210	395,018
VASCO Data Security International Inc. (a)	5,262	185,801
Veraz Networks Inc. (a)	1,763	12,376
ViaSat Inc. (a)	5,029	155,044
Vignette Corp. (a)	5,805	116,506
Visual Sciences Inc. (a)	4,077	58,872
Vocus Inc. (a)	2,642	77,252
Volterra Semiconductor Corp. (a)	4,480	55,014
Vonage Holdings Corp. (a)	12,878	13,264
Websense Inc. (a)	9,088	179,306
Wind River Systems Inc. (a)	15,279	179,834
Zoran Corp. (a)	10,131	204,646

		39,315,655

Telecommunications (1.27%)
Alaska Communications Systems
Group Inc.	8,783	126,914

See accompanying notes to schedules of investment.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Atlantic Tele-Network Inc.	1,874	$68,120
Centennial Communications Corp. (a)	4,340	43,921
Cincinnati Bell Inc. (a)	50,086	247,425
Consolidated Communications Holdings Inc.	4,067	79,754
Dobson Communications Corp. (a)	29,567	378,162
FairPoint Communications Inc.	7,334	138,319
FiberTower Corp. (a)	21,517	82,625
General Communication Inc. Class A (a)	10,992	133,443
Global Crossing Ltd. (a)	4,835	101,922
Globalstar Inc. (a)	4,018	29,452
Golden Telecom Inc.	3,159	254,268
Hungarian Telephone & Cable Corp. (a)	665	13,074
iBasis Inc. (a)	6,638	71,359
ICO Global Communications Holdings Ltd. (a)	21,026	73,170
IDT Corp. Class B	10,343	86,571
Iowa Telecommunications Services Inc.	6,433	127,695
iPCS Inc.	3,575	122,944
North Pittsburgh Systems Inc.	3,186	75,699
NTELOS Holdings Corp.	5,647	166,361
Orbcomm Inc. (a)	5,308	39,969
Premiere Global Services Inc. (a)	14,435	182,603
RCN Corp. (a)	6,202	76,285
Rural Cellular Corp. Class A (a)	2,486	108,141
Shenandoah Telecommunications Co.	4,800	104,448
SureWest Communications	2,902	72,579
Time Warner Telecom Inc. (a)	29,171	640,887
USA Mobility Inc. (a)	4,737	79,913

		3,726,023

Utilities & Energy (3.00%)
Allete Inc.	5,446	243,763
American States Water Co.	3,582	139,698
Aquila Inc. (a)	75,285	301,893
Atlas America Inc.	4,652	240,183
Avista Corp.	10,704	217,826
Black Hills Corp.	6,753	277,008
California Water Service Group	4,151	159,772
Central Vermont Public Service Corp.	2,126	77,684
CH Energy Group Inc.	3,494	167,013
Cleco Corp.	12,287	310,493
Consolidated Water Co. Ltd.	2,963	88,949
Crosstex Energy Inc.	7,754	293,954
El Paso Electric Co. (a)	9,465	218,926
Empire District Electric Co.	6,516	147,196
EnergySouth Inc.	1,543	77,798
EnerNOC Inc. (a)	758	28,940
Evergreen Energy Inc. (a)	16,810	85,731
Headwaters Inc. (a)	7,915	117,775
Idacorp Inc.	9,197	301,110
International Coal Group Inc. (a)	25,291	112,292

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
ITC Holdings Corp.	8,976	$444,761
Laclede Group Inc.	4,609	148,779
MGE Energy Inc.	4,589	153,456
New Jersey Resources Corp.	5,940	294,565
Nicor Inc.	6,739	289,103
Northwest Natural Gas Co.	5,683	259,713
NorthWestern Corp.	7,581	205,976
Ormat Technologies Inc.	2,825	130,911
Otter Tail Corp.	6,139	218,855
Piedmont Natural Gas Co. Inc.	15,746	395,067
Pike Electric Corp. (a)	3,597	67,480
PNM Resources Inc.	15,631	363,890
Portland General Electric Co.	6,348	176,474
Rentech Inc. (a)	33,150	71,604
SEMCO Energy Inc. (a)	7,218	56,950
SJW Corp.	3,153	107,643
South Jersey Industries Inc.	6,253	217,604
Southwest Gas Corp.	7,714	218,229
Southwest Water Co.	5,019	63,390
UIL Holdings Corp.	5,132	161,658
Unisource Energy Corp.	7,428	222,023
US BioEnergy Corp. (a)	2,500	19,275
VeraSun Energy Corp. (a)	6,731	74,041
Westar Energy Inc.	18,280	448,957
WGL Holdings Inc.	10,457	354,388

		8,772,796

Total Common Stocks
(cost $226,043,802)		274,139,341

Short-term Investments (6.33%)
U.S. Treasury Bills,
4.767%, 12/27/2007 (b)	$18,698,000	18,529,587

Total Short-term Investments
(cost $18,533,366)		18,529,587

TOTAL INVESTMENTS (99.92%)
(cost $244,577,168)		292,668,928
CASH AND OTHER ASSETS, NET OF
LIABILITIES (0.08%)		236,348

NET ASSETS (100.00%)		$292,905,276

(a)	Non-income producing security.

(b)	At September 30, 2007, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (98.77%)
Australia (6.55%)
ABC Learning Centres Ltd.	10,075	$58,736
AGL Energy Ltd.	12,931	182,098
Alumina Ltd.	31,914	202,197
Amcor Ltd.	25,724	168,457
AMP Ltd.	54,047	505,484
Ansell Ltd.	5,217	57,866
APN News & Media Ltd.	7,974	36,935
Aristocrat Leisure Ltd.	9,841	121,381
Asciano Group (b)	15,292	121,717
Australia & New Zealand Banking Group Ltd.	52,280	1,377,803
Australian Stock Exchange	4,863	231,941
AXA Asia Pacific Holdings Ltd.	24,556	169,960
Babcock & Brown Ltd.	6,588	160,586
BHP Billiton Ltd.	95,005	3,755,685
Billabong International Ltd.	4,906	65,213
BlueScope Steel Ltd.	21,227	202,485
Boral Ltd.	17,910	114,267
Brambles Ltd.	41,575	544,520
Caltex Australian Ltd.	4,281	89,422
Centro Properties Group	22,727	148,629
CFS Retail Property Trust	42,893	90,966
Challenger Financial Service	11,455	63,020
Coca-Cola Amatil Ltd.	14,114	112,717
Cochlear Ltd.	1,423	98,440
Coles Group Ltd.	33,239	454,217
Commonwealth Bank of Australia	36,762	1,839,485
Commonwealth Property Office Fund	35,774	52,854
Computershare Ltd.	14,478	119,349
CSL Ltd.	5,276	502,342
CSR Ltd.	27,982	77,221
DB RREEF Trust	78,947	140,808
Downer Edi Ltd.	9,230	51,271
Fairfax Media Ltd.	31,836	133,338
Fortescue Metals Group Ltd. (b)	3,382	143,119
Foster’s Group Ltd.	59,741	346,163
Futuris Corp. Ltd.	14,491	27,389
Goodman Fielder Ltd.	29,539	67,625
Goodman Group	40,828	250,340
GPT Group	57,113	258,464
Harvey Norman Holdings Ltd.	13,901	73,517
Iluka Resources Ltd.	6,645	32,548
ING Industrial Fund	20,392	51,208
Insurance Australia Group Ltd.	52,215	243,248
James Hardie Industries CDI NV	14,248	90,144
Leighton Holdings Ltd.	3,950	180,509
Lend Lease Corp. Ltd.	10,206	171,164
Lion Nathan Ltd.	7,514	61,541
Macquarie Airports	20,130	77,701
Macquarie Bank Ltd.	7,389	553,379
Macquarie Communications Infrastructure Group	11,555	62,443
Macquarie Infrastructure Group	71,850	198,919

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Office Trust	54,067	$75,083
Mirvac Group	28,118	135,980
Multiplex Group	20,140	89,535
National Australia Bank Ltd.	45,956	1,619,336
Newcrest Mining Ltd. Rights (a) (b)	3,366	31,660
Newcrest Mining Ltd.	9,618	238,967
Onesteel Ltd.	20,804	127,377
Orica Ltd.	9,036	241,345
Origin Energy Ltd.	23,183	211,886
Pacific Brands Ltd.	15,740	43,297
Paladin Resources Ltd. (b)	15,743	108,124
Paperlinx Ltd.	12,720	34,313
Perpetual Ltd.	1,149	74,500
Publishing & Broadcasting Ltd.	12,695	221,919
Qantas Airways Ltd.	25,282	125,182
QBE Insurance Group Ltd.	24,351	730,346
Rio Tinto Ltd.	8,044	772,457
Santos Ltd.	17,611	235,188
Sonic Healthcare Ltd.	7,912	109,523
Stockland	38,517	307,603
Suncorp-Metway Ltd.	26,671	480,430
Symbion Health Ltd.	18,392	68,055
Tabcorp Holding Ltd.	15,578	209,421
Tattersall’s Ltd.	30,108	106,064
Telstra Corp. Ltd.	84,473	326,813
Telstra Corp. Ltd. Installment Receipts	46,126	117,060
Toll Holdings Ltd.	15,292	177,894
Transurban Group	29,505	191,123
Wesfarmers Ltd.	11,000	409,956
Westfield Group	49,660	956,228
Westpac Banking Corp.	52,210	1,320,363
Woodside Petroleum Ltd.	13,254	590,399
Woolworths Ltd.	33,741	889,520
WorleyParsons Ltd.	3,733	140,482
Zinifex Ltd.	14,229	223,735

		26,681,995

Austria (0.57%)
Andritz AG	1,140	78,760
BWIN Interactive Entertainment AG (b)	614	14,621
Erste Bank der oesterreichischen Sparkassen AG	5,376	409,743
Flughafen Wien AG	288	29,749
IMMOEAST Immobilien Anlagen AG (b)	11,849	129,086
Immofinanz Immobilien Anlagen AG (b)	12,797	159,669
Mayr-Melnhof Karton AG	261	28,843
Meinl European Land Ltd. (b)	8,545	121,847
Oest Elektrizatswirts AG Class A	2,180	125,649
OMV AG	4,698	313,720
Raiffeisen International Bank Holding AG	991	144,844

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
RHI AG (b)	901	$41,473
Telekom Austria AG	10,053	263,049
VoestAlpine AG	3,151	272,286
Wiener Staedtische Versicherung AG	1,135	79,304
Wienerberger AG	1,992	124,584

		2,337,227

Belgium (1.15%)
Agfa Gevaert NV	3,663	70,514
Barco NV	307	26,445
Bekaert NV	405	54,292
Belgacom SA	4,835	224,346
Cofinimmo	189	33,435
Colruyt SA	497	104,993
Compagnie Maritime Belge SA	365	27,065
D’Ieteren NV	84	37,490
Delhaize Group	2,234	214,070
Dexia SA	14,903	451,370
Euronav SA	636	19,997
Fortis	35,183	1,035,994
Fortis Rights (b)	35,183	186,629
Groupe Bruxelles Lambert SA	2,303	279,334
InBev NV	5,187	470,115
KBC GROEP NV	5,169	711,129
Mobistar SA	948	82,933
Omega Pharma SA	599	52,530
Solvay SA	1,760	255,409
UCB SA	3,212	189,527
Umicore	655	156,538

		4,684,155

Denmark (0.90%)
A P Moller-Maersk A/S	31	425,754
Bang & Olufsen A/S Class B	395	44,578
Carlsberg A/S Class B	899	122,781
Coloplast A/S Class B	708	67,307
Dampskibsselskabet Torm A/S	900	36,669
Danisco A/S	1,180	91,752
Danske Bank	12,964	526,332
DSV A/S	5,800	136,737
East Asiatic Co. Ltd. A/S	547	40,858
FLSmidth & Co. A/S Class B (b)	1,512	160,805
GN Store Nord (b)	6,110	61,943
H. Lundbeck A/S	1,542	41,884
Jyske Bank A/S (b)	1,743	135,528
NKT Holding A/S	538	60,305
Novo Nordisk A/S	6,860	827,992
Novozymes A/S Class B	1,332	167,395
Sydbank A/S	1,850	80,505
Topdanmark A/S (b)	514	84,554

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Trygvesta A/S	700	$56,103
Vestas Wind Systems A/S (b)	5,315	419,881
William DeMant Holding (b)	774	68,400

		3,658,063

Finland (1.91%)
Amer Sports OYJ Class A	2,082	48,243
Cargotec Corp.	1,028	50,514
Elisa OYJ	4,593	142,777
Fortum OYJ	12,443	456,707
Kesko OYJ	1,987	132,006
Kone Corp. OYJ Class B	2,056	149,959
Konecranes OYJ	1,622	65,247
Metso OYJ	3,494	240,644
Neste Oil OYJ	3,456	126,504
Nokia OYJ	116,028	4,410,900
Nokian Renkaat OYJ	2,758	107,994
OKO Bank PLC Class A	2,696	55,743
Orion OYJ Class B	2,451	62,281
Outokumpu OYJ	3,375	121,229
Rautaruukki OYJ	2,314	140,202
Sampo OYJ A Shares	12,454	380,215
SanomaWSOY OYJ	1,789	55,638
Stora Enso OYJ R Shares	17,225	335,517
Tietoenator Corp. OYJ	2,312	51,892
UPM-Kymmene OYJ	14,893	360,174
Uponor OYJ	1,644	51,035
Wartsila OYJ Class B	1,724	118,123
YIT OYJ	3,407	101,245

		7,764,789

France (9.64%)
Accor SA	5,346	474,616
Aeroports de Paris (ADP)	984	113,373
Air France-KLM	3,523	129,459
Air Liquide SA	6,894	922,691
Alcatel-Lucent	65,933	676,924
Alstom	2,960	601,761
Atos Origin SA (b)	1,969	114,554
AXA	44,711	2,000,652
BNP Paribas	23,861	2,611,047
Bouygues	6,304	543,756
Business Objects SA (b)	2,837	126,622
Cap Gemini	3,892	239,862
Carrefour SA	17,116	1,199,094
Casino Guichard Perrachon SA	1,199	125,732
CNP Assurances	1,273	162,845
Compagnie De Saint-Gobain	9,426	983,747
Credit Agricole SA	18,720	722,067
Dassault Systemes SA	1,552	101,846
Essilor International SA	5,610	351,982
European Aeronautic Defense	9,317	286,437

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
France Telecom SA	51,906	$1,738,621
Gaz de France	5,689	295,610
Gecina SA	342	58,033
Groupe Danone	12,626	993,823
Hermes International SCA	1,859	209,204
Icade	931	67,838
Imerys SA	948	86,529
Klepierre	1,968	112,896
L’Oreal SA	7,086	929,594
Lafarge SA	4,261	660,154
Lagardere SCA	3,419	291,008
LVMH Moet Hennessy Louis Vuitton SA	6,940	831,965
M6 Metropole Television	1,858	53,916
Michelin Class B	4,088	549,585
Neopost SA	924	130,335
PagesJaunes SA	3,355	68,938
Pernod Ricard SA	2,574	561,681
Peugeot SA	4,351	359,105
PPR SA	2,189	411,838
Publicis Groupe SA	3,766	154,874
Renault SA	5,263	762,635
Safran SA	4,878	117,761
Sanofi-Aventis	28,830	2,441,120
Schneider Electric SA	6,136	775,217
SCOR SE	5,075	135,978
Societe BIC SA	856	73,383
Societe des Autoroutes Paris	809	85,020
Societe Generale Class A	10,491	1,760,451
Societe Television Francaise 1	3,413	91,739
Sodexho Alliance	2,848	196,964
STMicroelectronics NV	19,301	324,487
Suez SA	29,046	1,710,569
Technip SA	2,907	259,906
Thales SA	2,430	142,449
Thomson SA	7,396	112,635
Total SA	61,071	4,965,541
Unibail-Rodamco	2,113	543,822
Valeo SA	2,176	121,074
Vallourec SA	1,356	390,585
Veolia Environnement	9,850	848,214
Vinci SA	11,346	886,438
Vivendi	32,959	1,391,137
Zodiac SA	1,102	78,947

		39,270,686

Germany (8.14%)
Adidas AG	5,800	380,443
Allianz SE Reg.	12,835	2,998,794
Altana AG	1,971	47,498
Arcandor AG (b)	1,592	53,302
BASF AG	14,241	1,969,775
Bayer AG	20,591	1,638,972
Beiersdorf AG	2,512	188,126

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Bilfinger Berger AG	1,074	$83,940
Celesio AG	2,376	149,955
Commerzbank AG	17,666	715,168
Continental AG	3,712	513,327
DaimlerChrysler AG	26,324	2,651,593
Depfa Bank PLC	9,853	204,004
Deutsche Bank AG Reg.	14,535	1,873,233
Deutsche Boerse AG	5,782	787,382
Deutsche Lufthansa AG Reg.	6,549	188,358
Deutsche Post AG	21,994	639,792
Deutsche Postbank AG	2,343	172,028
Deutsche Telekom AG	80,926	1,590,163
Douglas Holding AG	835	52,163
E.On AG	17,668	3,266,613
Fresenius Medical Care AG & Co. KGaA	5,352	284,433
Heidelberger Druckmaschinen AG	1,592	69,647
Henkel KGaA	2,518	119,242
Hochtief AG	1,190	144,354
Hypo Real Estate Holding AG	3,803	216,265
Infineon Technologies AG (b)	21,306	367,310
IVG Immobilien AG	2,488	92,739
Linde AG	3,345	415,402
MAN AG	3,211	467,259
Merck KGaA	1,830	220,763
Metro AG	4,590	414,567
MLP AG	1,705	22,756
Muenchener Rueckvers AG	6,054	1,163,429
Premiere AG (b)	2,377	51,317
Puma AG	182	78,210
QIAGEN NV (b)	5,013	96,788
Rheinmetall AG	969	76,977
RWE AG	12,617	1,586,825
Salzgitter AG	1,164	228,622
SAP AG	25,236	1,477,196
Siemens AG	24,191	3,326,023
Solarworld AG	2,235	128,659
Suedzucker AG	1,709	34,337
ThyssenKrupp AG	10,318	657,080
TUI AG (b)	6,201	166,589
Volkswagen AG	4,483	1,013,217
Wincor Nixdorf AG	938	77,577

		33,162,212

Greece (0.77%)
Alpha Bank AE	10,829	377,393
Coca-Cola Hellenic Bottling Co. SA	2,970	171,520
Cosmote Mobile Telecommunications SA	3,670	126,121
EFG Eurobank Ergasias	9,154	321,891
Folli-Follie SA	400	16,313
Greek Org of Football Prognostics SA	6,370	247,066
Hellenic Exchanges SA	1,570	50,372
Hellenic Petroleum SA	3,019	48,215
Hellenic Technodomiki Tev SA	3,096	41,410

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Hellenic Telecommunications Org. SA	10,489	$388,876
Motor Oil (Hellas) Corinth Refineries SA	1,010	26,788
National Bank of Greece SA	11,483	731,926
Piraeus Bank SA	9,121	325,933
Public Power Corp. SA	3,059	121,263
Titan Cement Co. SA	1,660	85,783
Viohalco, Hellenic Copper and Aluminum Industry SA	2,850	46,898

		3,127,768

Hong Kong (2.08%)
ASM Pacific Technology	4,500	39,797
Bank of East Asia Ltd.	42,005	235,587
Belle International Holdings Ltd.	58,000	76,250
BOC Hong Kong Holdings Ltd.	105,000	266,084
Cathay Pacific Airways Ltd.	39,000	106,607
Cheung Kong Holdings Ltd.	43,000	709,121
Cheung Kong Infrastructure	12,000	45,074
CLP Holdings Ltd.	37,283	258,022
Esprit Holdings Ltd.	29,500	468,655
Foxconn International Holdings Ltd. (b)	61,000	167,137
Giordano International Ltd.	44,000	21,621
Hang Lung Properties Ltd.	61,000	273,069
Hang Seng Bank Ltd.	21,774	386,808
Henderson Land Development Co. Ltd.	25,000	198,261
Hong Kong & China Gas Co. Ltd.	104,187	242,581
Hongkong Electric Holdings Ltd.	37,500	194,884
Hong Kong Exchanges & Clearing Ltd.	30,000	916,920
Hopewell Holdings	16,000	76,359
Hutchison Telecommunications International Ltd.	38,000	52,792
Hutchison Whampoa Ltd.	61,210	654,709
Hysan Development Co. Ltd.	17,000	47,126
Johnson Electric Holdings Ltd.	44,716	23,354
Kerry Properties Ltd.	16,000	122,873
Kingboard Chemicals Holdings Ltd.	16,000	101,880
Li & Fung Ltd.	63,000	267,435
Link REIT	60,000	131,981
Melco International Development Ltd.	21,000	39,224
MTR Corp.	40,000	119,117
New World Development Co. Ltd.	70,800	195,810
Orient Overseas International Ltd.	6,600	62,784
PCCW Ltd.	106,000	70,086
Shangri-La Asia Ltd.	38,271	128,984
Shui On Land Ltd.	53,500	65,104
Shun Tak Holdings Ltd.	26,000	41,874
Sino Land Co. Ltd.	42,000	104,489
Sun Hung Kai Properties Ltd.	39,000	657,203
Swire Pacific Ltd. Class A	24,000	290,976
Techtronic Industries Co. Ltd.	33,500	38,181
Television Broadcasts Ltd.	8,000	48,059
Tencent Holdings Ltd.	23,000	148,524

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Tingyi (Cayman Isln) Holding Corp.	48,000	$74,959
Wharf Holdings Ltd.	35,114	172,547
Wing Hang Bank Ltd.	5,500	63,251
Yue Yuen Industrial Holdings Ltd.	19,000	56,825

		8,462,984

Ireland (0.72%)
Allied Irish Bank PLC	25,032	606,805
Bank of Ireland	27,794	515,227
C&C Group PLC	9,445	78,115
CRH PLC	15,344	609,352
DCC PLC	2,156	63,639
Elan Corp. PLC (b)	13,286	279,252
Grafton Group PLC (b)	6,064	67,913
Greencore Group PLC	4,782	31,094
IAWS Group PLC	3,599	80,008
Independent News & Media PLC	16,318	60,731
Irish Life & Permanent PLC	7,589	168,275
Kerry Group PLC Class A	3,805	112,855
Kingspan Group PLC	3,636	79,845
Paddy Power PLC	1,406	49,320
Ryanair Holdings PLC (b)	18,704	133,355

		2,935,786

Italy (3.72%)
Alleanza Assicurazioni SpA	12,056	160,480
Arnoldo Mondadori Editore SpA	3,562	34,463
Assicurazione Generali SpA	29,865	1,314,204
Autogrill SpA	3,779	72,801
Autostrade SpA	7,735	261,294
Banca Monte dei Paschi di Siena SpA	32,096	196,914
Banca Popolare di Milano Scarl	11,828	174,733
Banco Popolare Scarl (b)	19,017	426,013
Bulgari SpA	4,232	66,622
Capitalia SpA	48,740	465,659
Enel SpA	122,358	1,385,343
ENI SpA	73,636	2,728,983
Fiat SpA	20,177	610,241
Finmeccanica SpA	8,476	246,924
Fondiaria-Sai SpA	2,180	102,365
Intesa Sanpaolo	218,887	1,690,140
Intesa Sanpaolo RNC	26,794	196,192
Italcementi SpA	2,020	44,762
Lottomatica SpA	1,528	55,234
Luxottica Group SpA	3,880	132,065
Mediaset SpA	22,348	230,718
Mediobanca SpA	13,878	303,568
Mediolanum SpA	7,055	49,898
Parmalat SpA	44,332	157,406
Pirelli & Co. SpA (b)	76,738	92,464
Seat Pagine Gaille SpA	118,660	66,158

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Snam Rete Gas SpA	25,221	$156,892
Telecom Italia RNC SpA	174,119	419,850
Telecom Italia SpA	308,185	937,141
Terna - Rete Elettrica Nationale SpA	34,180	126,356
UniCredito Italiano SpA	210,607	1,801,890
Unione di Banche Italiane Scpa	17,199	462,295

		15,170,068

Japan (20.40%)
77 Bank Ltd.	10,000	67,296
ACCESS Co. Ltd. (b)	6	19,849
Acom Co. Ltd.	2,080	46,357
Aderans Holdings Co. Ltd.	900	18,844
Advantest Corp.	4,580	142,745
Aeon Co. Ltd.	18,200	257,159
Aeon Credit Service Co. Ltd.	2,400	25,804
Aeon Mall Co. Ltd.	1,900	58,059
Aiful Corp.	2,300	36,042
Aisin Seiki Co. Ltd.	5,500	219,780
Ajinomoto Co. Inc.	17,000	213,120
Alfresa Holdings Corp.	800	51,051
All Nippon Airways Co. Ltd.	19,000	74,104
Alps Electric Co. Ltd.	5,000	60,158
Amada Co. Ltd.	10,000	111,783
Aoyama Trading Co. Ltd.	1,600	40,674
Asahi Breweries Ltd.	11,100	169,112
Asahi Glass Co. Ltd.	27,000	363,165
Asahi Kasei Corp.	35,000	282,767
Asatsu DK Inc.	800	25,769
ASICS Corp.	5,000	77,395
Astellas Pharma Inc.	15,451	741,175
Autobacs Seven Co. Ltd.	600	15,592
Bank of Kyoto Ltd.	7,000	84,891
Bank of Yokohama Ltd.	34,000	234,728
Benesse Corp.	1,900	72,781
Bridgestone Corp.	17,400	384,765
Canon Inc.	30,300	1,653,950
Canon Sales Co. Inc.	2,000	40,047
Casio Computer Co. Ltd.	6,200	88,845
Central Glass Co. Ltd.	6,000	30,244
Central Japan Railway Co.	44	467,331
Chiba Bank Ltd.	21,000	162,347
Chiyoda Corp.	4,000	72,085
Chubu Electric Power Co. Inc.	19,000	492,099
Chugai Pharmaceutical Co. Ltd.	8,000	132,120
Circle K Sunkus Co. Ltd.	1,100	17,094
Citizen Holdings Co. Ltd.	10,300	103,659
Coca-Cola West Holdings Co. Ltd.	1,200	28,207
Comsys Holdings Corp.	3,000	32,908
Credit Saison Co. Ltd.	4,600	118,539
CSK Holdings Corp.	1,900	74,270
Dai Nippon Printing Co. Ltd.	18,000	257,311
Daicel Chemical Industries Ltd.	8,000	63,309

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daido Steel Co. Ltd.	10,000	$85,230
DAIFUKU Co. Ltd.	2,000	22,844
Daiichi Sanyko Co. Ltd.	19,713	592,085
Daikin Industries Ltd.	7,000	337,004
Dainippon Ink & Chemical Inc.	18,000	79,763
Dainippon Screen Manufacturing Co. Ltd.	7,000	42,171
Daito Trust Construction Co. Ltd.	2,300	110,930
Daiwa House Industry Co. Ltd.	15,000	195,752
Daiwa Securities Group Inc.	37,000	352,396
Denki Kagaku Kogyo KK	14,000	78,614
Denso Corp.	13,600	512,671
Dentsu Inc.	52	147,582
Dowa Mining Co. Ltd.	7,000	88,669
eAccess Ltd.	34	18,885
East Japan Railway Co.	97	765,089
Ebara Corp.	9,000	41,605
EDION Corp.	2,900	32,291
Eisai Co. Ltd.	7,200	340,365
Electric Power Development Co. Ltd.	4,380	170,449
Elpida Memory Inc. (b)	2,700	99,195
Familymart Co. Ltd.	1,900	49,541
Fanuc Ltd.	5,500	560,702
Fast Retailing Co. Ltd.	1,500	86,580
Fuji Electric Holdings Co. Ltd.	15,000	66,861
Fuji Soft Inc.	800	16,367
Fuji Television Network Inc.	15	30,166
FUJIFILM Holdings Corp.	13,600	628,703
Fujikura Ltd.	11,000	69,621
Fujitsu Ltd.	54,000	381,735
Fukuoka Financial Group Inc.	17,000	99,604
Furukawa Electric Co. Ltd.	18,000	88,069
Glory Ltd.	1,600	50,842
Goodwill Group Inc. (b)	36	6,751
Gunma Bank Ltd.	11,000	73,356
Gunze Ltd.	5,000	24,638
Hakuhodo DY Holdings Inc.	760	53,329
Hankyu Department Stores	5,000	41,309
Hankyu Hanshin Holdings Inc.	34,000	173,752
HASEKO Corp. (b)	29,500	70,626
Hikari Tsushin Inc.	1,000	27,424
Hino Motors Ltd.	8,000	61,150
Hirose Electric Co. Ltd.	900	109,459
Hitachi Cable Ltd.	4,000	24,794
Hitachi Capital Corp.	1,400	17,612
Hitachi Chemical Co. Ltd.	3,100	64,097
Hitachi Construction Machinery Co. Ltd.	3,000	119,880
Hitachi High-Technologies Corp.	2,000	45,793
Hitachi Ltd.	95,000	632,699
Hokkaido Electric Power Co. Inc.	4,900	106,007
Hokuhoku Financial Group Inc.	36,000	101,859
Honda Motor Co. Ltd.	44,300	1,488,687
House Foods Corp.	2,200	38,402

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hoya Corp.	11,700	$399,286
Ibiden Co. Ltd.	3,400	286,232
Idemitsu Kosan Co. Ltd.	600	67,540
INPEX Holdings Inc.	23	236,277
Isetan Co. Ltd.	5,000	67,427
Ishikawajima-Harima Heavy Industries Co. Ltd.	35,000	109,999
Ito En Ltd.	1,600	39,002
Itochu Corp.	43,000	522,222
Itochu Techno-Solutions Corp.	900	31,733
J. FRONT RETAILING Co. Ltd. (b)	8,400	82,636
JAFCO Co. Ltd.	1,000	37,087
Japan Airlines Corp. (b)	23,000	49,859
Japan Petroleum Exploration Co.	700	52,044
Japan Prime Realty Investment Corp.	16	66,722
Japan Real Estate Investment Corp.	11	132,155
Japan Retail Fund Investment Corp.	10	87,059
Japan Steel Works Ltd.	9,000	149,419
Japan Tobacco Inc.	127	697,663
JFE Holdings Inc.	16,400	1,162,199
JGC Corp.	6,000	115,701
Joyo Bank Ltd.	21,000	117,190
JS Group Corp.	7,500	130,457
JSR Corp.	5,000	122,535
JTEKT Corp.	5,100	89,910
Jupiter Telecommunications Co. Ltd. (b)	64	49,700
Kajima Corp.	25,000	85,970
Kamigumi Co. Ltd.	7,000	58,808
Kaneka Corp.	8,000	67,279
Kansai Electric Power Co. Inc.	21,700	495,908
Kansai Paint Co. Ltd.	5,000	38,349
Kao Corp.	15,000	447,917
Kawasaki Heavy Industries Ltd.	37,000	144,953
Kawasaki Kisen Kaisha Ltd.	16,000	234,989
KDDI Corp.	71	526,636
Keihin Electric Express Railway Co. Ltd.	12,000	77,830
Keio Corp.	15,000	93,501
Keisei Electric Co.	8,000	44,365
Keyence Corp.	1,068	237,096
Kikkoman Corp.	4,000	60,384
Kinden Corp.	4,000	36,565
Kintetsu Corp.	45,000	139,860
Kirin Holdings Co. Ltd.	22,000	291,124
KK DaVinci Advisors (b)	31	23,291
Kobe Steel Ltd.	78,000	291,316
Kokuyo Co. Ltd.	2,100	21,829
Komatsu Ltd.	25,200	846,838
Komori Corp.	2,000	49,014
Konami Corp.	2,600	70,848
Konica Minolta Holdings Inc.	13,000	220,354
Kose Corp.	880	23,367
Kubota Corp.	31,000	255,308
Kuraray Co. Ltd.	10,000	126,670

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kurita Water Industries Ltd.	3,000	$101,859
Kyocera Corp.	4,600	431,306
Kyowa Hakko Kogyo Co. Ltd.	10,000	102,990
Kyushu Electric Power Co. Inc.	11,000	291,124
Lawson Inc.	1,600	50,564
Leopalace21 Corp.	3,600	118,156
Mabuchi Motor Co. Ltd.	800	52,166
Makita Corp.	3,000	131,633
Marubeni Corp.	46,000	422,096
Marui Group Co. Ltd.	8,100	89,416
Matsui Securities Co. Ltd.	3,000	22,984
Matsumotokiyoshi Co. Ltd. (a)	1,000	18,413
Matsushita Electric Industrial Co. Ltd.	56,000	1,050,624
Matsushita Electric Works Ltd.	11,114	134,009
Mediceo Paltac Holdings Co. Ltd.	4,200	64,208
Meiji Dairies Corp.	7,000	39,551
Meiji Seika Kaisha Ltd.	9,000	45,288
Meitec Corp.	1,000	29,339
Millea Holdings Inc.	21,700	872,798
Minebea Co. Ltd.	10,000	68,428
Mitsubishi Chemical Holdings Corp.	33,500	291,647
Mitsubishi Corp.	38,500	1,220,041
Mitsubishi Electric Corp.	54,000	676,969
Mitsubishi Estate Co. Ltd.	33,000	945,197
Mitsubishi Gas Chemical Co. Inc.	11,000	101,989
Mitsubishi Heavy Industries Ltd.	90,000	588,430
Mitsubishi Logistics Corp.	3,000	42,258
Mitsubishi Materials Corp.	32,000	198,912
Mitsubishi Rayon Co. Ltd.	15,000	106,299
Mitsubishi UFJ Financial Group Inc. (a)	238	2,078,214
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,140	37,813
Mitsubishi UFJ Securities Co. Ltd. (a)	8,000	71,249
Mitsui & Co. Ltd.	47,000	1,141,601
Mitsui Chemicals Inc.	19,000	188,735
Mitsui Engineering & Shipbuilding	21,000	119,018
Mitsui Fudosan Co. Ltd.	24,000	666,522
Mitsui Mining & Smelting Co. Ltd.	17,000	73,260
Mitsui OSK Lines Ltd.	30,000	486,049
Mitsui Sumitomo Insurance Co.	35,000	411,048
Mitsui Trust Holding Inc.	21,000	163,810
Mitsukoshi Ltd.	12,000	54,429
Mitsumi Electric Co. Ltd.	2,000	81,661
Mizuho Financial Group Inc.	281	1,602,359
Murata Manufacturing Co. Ltd.	6,100	439,716
Namco Bandai Holdings Inc.	6,000	87,233
NEC Corp.	58,000	281,757
NEC Electronics Corp. (b)	1,000	28,729
NGK Insulators Ltd.	8,000	257,694
NGK Spark Plug Co. Ltd.	5,000	77,700
NHK Spring Co. Ltd.	4,000	30,505
Nichirei Corp.	8,000	36,704
Nidec Corp.	3,000	209,724
Nikko Cordial Corp.	11,000	138,188

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nikon Corp.	9,000	$309,494
Nintendo Co. Ltd.	2,800	1,457,711
Nippon Building Fund Inc.	13	189,004
Nippon Electric Glass Co. Ltd.	9,000	144,953
Nippon Express Co. Ltd.	22,000	109,363
Nippon Kayaku Co. Ltd.	3,000	24,968
Nippon Light Metal Co. Ltd.	15,000	33,039
Nippon Meat Packers Inc.	5,000	55,543
Nippon Mining Holdings Inc.	25,000	251,164
Nippon Oil Corp.	35,000	325,121
Nippon Paper Group Inc.	25	77,265
Nippon Sheet Glass Co. Ltd.	17,000	103,896
Nippon Shokubai Co. Ltd.	3,000	29,199
Nippon Steel Corp.	163,000	1,173,560
Nippon Telegraph & Telephone Corp.	150	701,258
Nippon Yusen Kabushiki Kaish	32,000	312,576
Nishi-Nippon City Bank Ltd.	19,000	53,428
Nishimatsu Construction Co. Ltd.	7,000	21,147
Nissan Chemical Industries Ltd.	5,000	61,725
Nissan Motor Co. Ltd.	64,100	642,311
Nisshin Seifun Group Inc.	4,500	42,350
Nisshin Steel Co. Ltd.	23,000	103,722
Nisshinbo Industries Inc.	5,000	69,516
Nissin Food Products Co. Ltd.	2,600	92,805
Nitori Co. Ltd.	900	42,546
Nitto Denko Corp.	4,700	218,500
NOK Corp.	3,100	66,391
Nomura Holdings Inc.	50,300	843,406
Nomura Real Estate Holdings Inc.	1,500	43,878
Nomura Real Estate Office Fund Inc.	7	73,129
Nomura Research Institute Ltd.	3,000	102,120
NSK Ltd.	13,000	114,082
NTN Corp.	12,000	107,082
NTT Data Corp.	35	156,009
NTT DoCoMo Inc.	465	663,910
NTT Urban Development Corp.	35	72,520
Obayashi Corp.	18,000	83,367
OBIC Co. Ltd.	200	38,793
Odakyu Electric Railway Co. Ltd.	18,000	116,119
Oji Paper Co. Ltd.	24,000	116,171
Oki Electric Industries Co. Ltd. (b)	16,000	27,580
OKUMA Corp.	4,000	58,364
Okumura Corp.	5,000	25,465
Olympus Corp.	7,000	287,642
Omron Corp.	6,500	172,028
Onward Holdings Co. Ltd.	4,000	40,465
Oracle Corp.	900	41,135
Oriental Land Co. Ltd.	1,400	81,174
Orix Corp.	2,580	588,482
Osaka Gas Co. Ltd.	57,000	199,983
OSG Corp.	2,000	20,824
OTSUKA Corp.	400	39,246
Park24 Co. Ltd.	2,400	21,584

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Pioneer Corp.	4,400	$53,973
Promise Co. Ltd.	2,500	60,941
QP Corp.	3,000	27,450
Rakuten Inc.	185	72,557
Resona Holdings Inc.	162	277,839
Ricoh Co. Ltd.	19,000	401,950
Rinnai Corp.	900	26,875
Rohm Co. Ltd.	2,900	256,257
Round One Corp.	12	26,536
Ryohin Keikaku Co. Ltd.	700	40,282
Sanken Electric Co. Ltd.	3,000	14,704
Sankyo Co. Ltd.	1,400	56,675
Santen Pharmaceutical Co. Ltd.	2,100	52,562
Sanwa Holdings Corp.	6,000	33,639
Sanyo Electric Co. Ltd. (b)	44,000	72,398
Sapporo Holdings Ltd.	7,000	46,254
Sapporo Hokuyo Holdings Inc.	8	79,398
SBI E*Trade Securities Co. Ltd.	42	39,855
SBI Holdings Inc.	257	67,458
Secom Co. Ltd.	6,000	288,861
Sega Sammy Holdings Inc.	5,768	76,830
Seiko Epson Corp.	3,700	91,642
Seino Holdings Co. Ltd.	4,000	36,948
Sekisui Chemical Co. Ltd.	14,000	102,747
Sekisui House Ltd.	15,000	188,830
Seven & I Holdings Co. Ltd.	23,240	597,869
Sharp Corp.	29,000	526,400
Shimachu Co. Ltd.	1,500	39,699
Shimamura Co. Ltd.	600	56,153
Shimano Inc.	2,200	76,995
Shimizu Corp.	17,000	92,500
Shin-Etsu Chemical Co. Ltd.	11,700	808,758
Shinko Electric Industries Co. Ltd.	1,900	42,180
Shinko Securities Co. Ltd.	16,000	74,104
Shinsei Bank Ltd.	38,000	119,758
Shionogi & Co. Ltd.	9,000	138,763
Shiseido Co. Ltd.	10,000	222,000
Shizuoka Bank Ltd.	17,000	165,168
Showa Denko K.K.	31,000	117,399
Showa Shell Sekiyu K.K.	5,200	66,865
SMC Corp.	1,500	205,415
Softbank Corp.	21,100	389,431
Sojitz Corp.	30,100	131,023
Sompo Japan Insurance Inc.	24,000	275,384
Sony Corp.	28,400	1,377,164
Stanley Electric Co. Ltd.	4,400	106,107
SUMCO Corp.	3,000	122,230
Sumitomo Bakelite Co. Ltd.	5,000	28,773
Sumitomo Chemical Co. Ltd.	45,000	385,888
Sumitomo Corp.	30,000	579,811
Sumitomo Electric Industries Ltd.	20,600	328,194
Sumitomo Heavy Industries Ltd.	16,000	206,016
Sumitomo Metal Industries Ltd.	116,000	676,620

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Metal Mining Co. Ltd.	16,000	$388,630
Sumitomo Mitsui Financial Group Inc.	187	1,457,058
Sumitomo Osaka Cement Co. Ltd.	11,000	27,101
Sumitomo Realty & Development Co. Ltd.	11,000	386,889
Sumitomo Rubber Industries Ltd.	4,900	61,599
Sumitomo Titanium Corp.	400	34,858
Sumitomo Trust & Banking Co. Ltd.	36,000	272,355
Suruga Bank Ltd.	6,000	73,286
Suzuken Co. Ltd.	2,040	68,731
T&D Holdings Inc.	5,700	350,838
Taiheiyo Cement Corp.	26,000	98,916
Taisei Corp.	28,000	81,174
Taisho Pharmaceutical Co. Ltd.	4,000	78,701
Taiyo Nippon Sanso Corp.	8,000	71,876
Taiyo Yuden Co. Ltd.	3,000	59,418
Takara Holdings Inc.	5,000	29,382
Takashimaya Co. Ltd.	8,000	88,800
Takeda Pharmaceutical Co. Ltd.	24,100	1,695,277
Takefuji Corp.	3,100	61,533
Tanabe Seiyaku Co. Ltd.	6,000	75,741
TDK Corp.	3,500	307,143
Teijin Ltd.	23,000	112,332
Terumo Corp.	4,700	237,322
The Hachijuni Bank Ltd.	11,000	79,197
The Hiroshima Bank Ltd.	14,000	76,420
THK Co. Ltd.	3,500	73,891
TIS Inc.	1,000	19,501
Tobu Railway Co. Ltd.	24,000	112,828
Toda Corp.	6,000	31,655
Toho Co. Ltd.	3,800	75,097
Toho Titanium Co. Ltd.	900	33,065
Tohoku Electric Power Co. Inc.	12,300	262,887
Tokai Rika Co Ltd.	1,700	47,360
Tokuyama Corp.	7,000	106,220
Tokyo Broadcasting System Inc.	1,000	28,033
Tokyo Electric Power Co. Inc.	34,700	876,072
Tokyo Electron Ltd.	4,900	310,556
Tokyo Gas Co. Ltd.	64,000	298,089
Tokyo Seimitsu Co. Ltd.	900	18,726
Tokyo Steel Mfg. Co. Ltd.	3,000	46,594
Tokyo Tatemono Co. Ltd.	8,000	102,033
Tokyu Corp.	31,000	202,412
Tokyu Land Corp.	12,000	120,454
TonenGeneral Sekiyu KK	7,000	70,387
Toppan Printing Co. Ltd.	16,000	164,785
Toray Industries Inc.	38,000	301,711
Toshiba Corp.	85,000	794,019
Tosoh Corp.	14,000	90,802
Toto Ltd.	9,000	65,268
Toyo Seikan Kaisha Ltd.	4,600	86,702
Toyo Suisan Kaisha Ltd.	3,000	56,414
Toyobo Co. Ltd.	17,000	39,812

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyoda Gosei Co. Ltd.	2,000	$72,433
Toyota Boshoku Corp.	1,900	64,180
Toyota Industries Corp.	5,500	237,017
Toyota Motor Corp.	76,800	4,533,182
Toyota Tsusho Corp.	6,000	159,317
Trend Micro Inc.	3,000	129,805
UBE Industries Ltd.	25,000	88,582
Unicharm Corp.	1,200	73,652
UNY Co. Ltd.	5,000	43,573
Ushio Inc.	3,000	54,586
USS Co. Ltd.	710	46,668
Wacoal Holdings Corp.	3,000	36,852
West Japan Railway Co.	48	228,999
Yahoo! Japan Corp.	432	163,601
Yakult Honsha Co. Ltd.	3,200	72,851
Yamada Denki Co. Ltd.	2,390	236,576
Yamaha Corp.	5,100	114,330
Yamaha Motor Co. Ltd.	5,500	140,295
Yamato Holdings Co. Ltd.	11,000	165,002
Yamazaki Baking Co. Ltd.	3,000	22,513
Yaskawa Electric Corp.	6,000	74,749
Yokogawa Electric Corp.	6,000	73,025
Zeon Corp.	5,000	49,275

		83,126,424

Netherlands (4.04%)
ABN AMRO Holding NV	51,827	2,730,705
Aegon NV	41,512	794,976
Akzo Nobel NV	7,693	634,056
ArcelorMittal	25,805	2,036,694
ASML Holding NV (b)	13,300	440,939
Buhrmann NV	4,101	44,677
Corio NV	1,172	100,106
Fugro NV	1,585	128,669
Hagemeyer NV	18,016	83,235
Heineken NV	6,931	454,828
ING Groep NV	53,160	2,359,763
Koninklijke Ahold NV (b)	35,849	541,860
Koninklijke DSM NV	4,280	231,001
Koninklijke KPN NV	55,386	961,158
Koninklijke Numico NV (b)	4,932	382,584
OCE NV	2,286	48,048
Philips Electronics NV	32,619	1,472,139
Randstad Holding NV (b)	1,345	72,708
Reed Elsevier NV	20,378	387,053
SBM Offshore NV	3,900	153,322
TNT NV	11,694	490,247
Unilever NV-CVA	48,606	1,500,556
Vedior NV-CVA	4,907	107,966
Wereldhave NV	663	79,839
Wolters Kluwer - CVA	8,109	240,742

		16,477,871

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
New Zealand (0.14%)
Auckland International Airport Ltd.	31,922	$75,716
Contact Energy Ltd.	8,708	60,644
Fisher & Paykel Appliances Class H	6,917	18,660
Fisher & Paykel Healthcare Class C	13,842	34,615
Fletcher Building Ltd.	12,305	118,331
Kiwi Income Property Trust	13,307	14,622
Sky City Entertainment Group Ltd.	11,783	46,610
Sky Network Television Ltd.	3,770	16,456
Telecom Corp. of New Zealand Ltd.	55,135	186,763
Vector Ltd.	3,324	6,171

		578,588

Norway (1.11%)
Acergy SA	5,345	158,875
Aker Kvaerner ASA	4,060	129,340
Det Norske Oljeselskap (DNO) ASA (b)	24,000	49,859
DNB NOR ASA	20,896	320,538
Frontline Ltd.	1,500	73,731
Marine Harvest (b)	70,946	90,274
Norsk Hydro ASA	20,204	878,801
Norske Skogindustrier ASA	4,521	48,386
Ocean Rig ASA (b)	5,300	39,126
Orkla ASA	23,721	423,711
Petroleum Geo-Services ASA (b)	4,986	143,811
Prosafe ASA SE	5,735	102,334
Renewable Energy Corp. AS (b)	4,900	225,857
Schibsted ASA	1,284	67,639
SeaDrill Ltd. (b)	6,663	149,852
Statoil ASA	18,814	641,238
Stolt-Nielsen SA	1,018	30,212
Storebrand ASA	6,883	106,987
Tandberg ASA	3,586	86,303
Telenor ASA (b)	23,876	478,295
TGS Nopec Geophysical Co. ASA (b)	3,031	62,124
Tomra Systems ASA	4,450	32,191
Yara International ASA	5,340	168,879

		4,508,363

Portugal (0.35%)
Banco BPI SA	6,508	54,753
Banco Comercial Portugues SA - R	61,545	255,382
Banco Espirito Santo SA Reg.	6,117	138,688
Brisa-Auto Estradas de Portugal SA	8,564	112,349
CIMPOR-Cimentos de Portugal SGPS SA	6,758	55,988
Energias De Portugal SA	55,925	326,960
Jeronimo Martins SGPS SA	5,565	34,202
Portugal Telecom SGPS SA	22,585	316,576
PT Multimedia Servicos	2,826	42,070
Sonae Industria SGPS SA (b)	1,818	20,428
Sonae SGPS SA	26,818	69,599

		1,426,995

	Shares	Value
Common Stocks (Cont.)
Singapore (1.12%)
Allgreen Properties Ltd.	21,000	$27,142
Ascendas Real Estate Investment Trust	28,000	51,457
Capitacommercial Trust	28,000	53,531
Capitaland Ltd.	43,128	236,616
Capitamall Trust	23,000	60,384
Chartered Semiconductor Mfg. Ltd. (b)	30,600	22,453
City Developments Ltd.	15,031	163,919
Comfortdelgro Corp. Ltd.	46,000	60,074
Cosco Corp. Singapore Ltd.	19,000	76,102
DBS Group Holdings Ltd.	32,445	471,769
Fraser and Neave Ltd.	26,500	101,683
Haw Par Corp. Ltd.	3,374	18,397
Jardine Cycle & Carriage Ltd.	4,015	50,002
Keppel Corp. Ltd.	32,002	310,218
Keppel Land Ltd.	9,000	50,286
Neptune Orient Lines Ltd.	13,000	46,382
Noble Group Ltd.	35,000	51,128
Olam International Ltd.	19,000	40,162
Oversea-Chinese Banking Corp.	70,000	419,387
Parkway Holdings Ltd.	19,100	54,516
Sembcorp Industries Ltd.	25,200	109,418
Sembcorp Marine Ltd.	21,200	65,648
Singapore Airlines Ltd.	14,000	175,295
Singapore Exchange Ltd.	23,000	199,731
Singapore Land Ltd.	5,000	34,332
Singapore Petroleum Co. Ltd.	4,000	18,310
Singapore Post Ltd.	38,000	31,208
Singapore Press Holdings Ltd.	44,200	128,539
Singapore Technologies Engineering	34,381	90,263
Singapore Telecommunications Ltd.	226,150	611,998
SMRT Corp. Ltd.	28,000	32,232
Suntec Real Estate Investment Trust	28,000	36,755
United Overseas Bank Ltd.	34,616	514,987
UOL Group Ltd.	12,461	43,620
Venture Corp. Ltd.	6,397	71,054
Wing Tai Holdings Ltd.	14,000	36,378

		4,565,376

Spain (4.14%)
Abertis Infraestructuras SA	7,048	220,399
Acciona SA	801	217,815
Acerinox SA	4,744	142,735
ACS Actividades de Cons Y Serv	5,991	330,609
Aguas de Barcelona SA	1,685	64,033
Altadis SA	7,304	513,883
Antena 3 de Television SA	2,421	44,672
Banco Bilbao Vizcaya Argentaria SA	106,552	2,497,858
Banco Popular Espanol SA	24,475	420,546
Banco Santander SA	177,745	3,454,598
Cintra Concesiones De Infrae	5,767	87,826
Ebro Puleva SA	2,485	50,955
Endesa SA	17,975	1,027,565
Fomento De Construct Y Contra	1,379	111,592

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Gamesa Corp Technologica SA	4,627	$189,029
Gas Natural SDG SA	3,396	191,764
Gestevision Telecinco SA	2,804	73,610
Grupo Ferrovial SA	1,726	146,072
Iberdrola SA	26,638	1,564,959
Iberia (Lineas Aer De Espana)	12,205	59,521
Inditex	6,268	422,403
Indra Sistemas SA	3,438	92,999
Mapfre SA	14,625	66,109
Promotora de Infomaciones SA	2,292	45,266
Repsol YPF SA	22,604	807,416
Sacyr Vallehermoso SA	2,575	90,106
Sogecable SA (b)	1,287	46,687
Telefonica SA	127,062	3,556,643
Union Fenosa SA	3,129	185,120
Zardoya Otis SA	3,275	101,666
Zeltia SA	4,768	51,876

		16,876,332

Sweden (2.57%)
Alfa Laval AB	2,587	166,402
ASSA ABLOY AB Class B	8,948	185,720
Atlas Copco AB Class A	18,918	327,332
Atlas Copco AB Class B	12,120	193,721
Axfood AB	853	28,790
Billerud Aktiebolag	1,194	16,027
Boliden AB	8,439	179,738
Castellum AB	3,916	48,767
D. Carnegie & Co. AB	1,887	39,678
Electrolux AB Series B	7,310	154,842
Elekta AB Class B	2,505	40,816
Eniro AB	4,693	57,169
Ericsson LM Class B	420,789	1,684,697
Fabege AB	4,278	50,952
Getinge AB Class B	4,985	120,678
Hennes & Mauritz AB Class B	13,578	860,727
Hoganas AB Class B	736	19,530
Holmen AB Class B	1,165	44,654
Husqvarna AB Class B	7,753	100,159
Kungsleden AB	3,900	50,232
Lundin Petroleum AB (b)	6,800	78,351
Modern Times Group MTG AB Class B	1,492	96,316
Nobia AB	4,212	40,525
Nordea Bank AB	58,941	1,027,153
OMX AB (b)	2,116	91,777
Oriflame Cosmetics SA	1,050	63,709
Sandvik AB	26,616	571,013
SAS AB (b)	2,285	40,955
Scania AB Class B	10,311	251,211
Securitas AB Class B	8,524	112,435
Securitas Direct AB Class B (b)	8,524	25,000
Securitas Systems AB Class B	8,524	31,482

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Skandinaviska Enskilda Bank Class A	13,526	$439,735
Skanska AB Class B	10,525	208,651
SKF AB Class B	11,481	241,856
SSAB Svenskt Stal AB Series A	5,196	192,307
SSAB Svenskt Stal AB Series B	2,163	73,844
Svenska Cellulosa AB B Shares	15,114	282,035
Svenska Handelsbanken AB A Shares	14,389	446,579
Swedish Match AB	7,726	160,656
Tele2 AB Class B	8,629	186,463
TeliaSonera AB	63,809	576,787
Trelleborg AB Class B	2,394	56,468
Volvo AB Class A	13,278	230,775
Volvo AB Class B	31,160	542,777
Wihlborgs Fastigheter AB	1,330	24,664

		10,464,155

Switzerland (6.56%)
ABB Ltd.	59,721	1,572,726
Adecco SA Reg.	3,841	227,144
Ciba Specialty Chemicals AG	1,863	94,970
Clariant AG (b)	6,575	80,814
Compagnie Financiere Richemont AG Class A	14,936	989,747
Credit Suisse Group	31,052	2,061,687
Geberit AG Reg (b)	1,120	146,512
Givaudan SA Reg.	178	164,508
Holcim Ltd.	5,680	627,398
Kudelski SA Bearer	1,008	28,502
Kuehne & Nagel International AG	1,535	151,094
Kuoni Reisen Holding AG Reg.	78	36,848
Logitech International SA (b)	4,888	145,517
Lonza Group AG	1,290	140,717
Nestle SA	11,380	5,112,081
Nobel Biocare Holding AG (b)	666	180,336
Novartis AG	65,823	3,632,491
OC Oerlikon Corp. AG Reg. (b)	184	67,523
Phonak Holding AG	1,309	131,322
PSP Swiss Property AG (b)	1,255	66,617
Rieter Holding AG	136	73,592
Roche Holding AG	19,905	3,609,143
Schindler Holding AG	1,560	98,484
SGS SA	133	151,935
Straumann Holding AG	224	62,914
Sulzer AG	83	119,055
Swiss Life Holding Reg. (b)	960	249,019
Swiss Reinsurance	10,109	900,411
Swisscom AG	645	245,286
Syngenta AG Reg.	2,988	644,181
Synthes Inc.	1,686	188,693
The Swatch Group AG Reg. (b)	1,683	107,767
The Swatch Group AG Class B	934	306,453
UBS AG	56,849	3,056,687

See accompanying notes to schedules of statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Zurich Financial Services AG Reg.	4,135	$1,240,411

		26,712,585

United Kingdom (22.19%)
3i Group PLC	11,803	240,765
Aegis Group PLC	27,692	70,822
Aggreko PLC	7,557	89,368
AMEC PLC	9,756	147,909
Amvescap PLC	22,474	304,170
Anglo American PLC	38,219	2,571,869
ARM Holdings PLC	39,814	125,448
Arriva PLC	6,186	97,772
AstraZeneca PLC	42,718	2,140,451
Aviva PLC	73,630	1,108,762
BAE Systems PLC	95,821	967,506
Balfour Beatty PLC	11,946	115,975
Barclays PLC	185,273	2,257,353
Barratt Developments PLC	8,222	125,830
BBA Aviation PLC	11,914	55,699
Bellway PLC	3,184	67,164
BG Group PLC	96,179	1,664,778
BHP Billiton PLC	66,004	2,363,273
Biffa PLC	9,855	44,662
Bovis Homes Group PLC	3,401	45,508
BP PLC	544,992	6,327,929
British Airways PLC (b)	16,505	129,421
British American Tobacco PLC	44,114	1,581,307
British Energy Group PLC	29,176	319,065
British Land Co. PLC	14,703	352,565
British Sky Broadcasting Group PLC	33,808	480,740
Brixton PLC	6,836	50,666
BT Group PLC	236,918	1,488,134
Bunzl PLC	9,724	139,367
Burberry Group PLC	13,665	183,688
Cadbury Schweppes PLC	59,360	688,625
Capita Group PLC	17,359	257,140
Carnival PLC	4,845	231,366
Carphone Warehouse Group PLC	10,723	76,458
Cattles PLC	10,382	74,133
Centrica PLC	104,508	813,598
Charter PLC	4,587	111,025
Close Brothers Group PLC	3,952	65,738
Cobham PLC	31,040	123,205
Compass Group PLC	59,166	365,582
Cookson Group PLC	5,722	89,326
CSR PLC (b)	3,553	46,779
Daily Mail & General Trust NV Class A	9,036	116,472
De La Rue PLC	4,328	64,642
Diageo PLC	76,644	1,684,178
DSG International PLC	55,280	152,689
Electrocomponents PLC	13,264	69,134
EMAP PLC	6,223	111,917
Enterprise Inns PLC	16,856	204,165

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Experian Group Ltd.	29,139	$308,227
FirstGroup PLC	13,422	189,072
FKI PLC	14,846	27,641
Friends Provident PLC	54,011	190,071
Galiform PLC (b)	17,686	39,804
GKN PLC	20,220	146,450
GlaxoSmithKline PLC	162,989	4,325,177
Great Portland Estates PLC	5,352	65,427
Group 4 Securicor PLC	34,593	142,970
Hammerson PLC	8,306	199,171
Hays PLC	44,196	120,265
HBOS PLC	107,374	2,009,040
Home Retail Group PLC	24,878	189,731
HSBC Holdings PLC	331,327	6,131,561
ICAP PLC	14,880	160,442
IMI PLC	9,589	104,864
Imperial Chemical Industries PLC	34,241	456,772
Imperial Tobacco Group PLC	19,482	893,266
Inchcape PLC	13,002	111,995
InterContinental Hotels Group PLC	8,990	178,509
International Power PLC	43,478	401,414
Intertek Group PLC	4,333	83,955
Invensys PLC (b)	22,863	145,128
Investec PLC	11,241	117,755
ITV PLC	116,811	245,209
Johnson Matthey PLC	6,371	217,295
Kelda Group ORD GBP	8,278	145,997
Kelda Group PLC Deferred Shares (a) (b)	10,762	—
Kesa Electricals PLC	15,494	87,256
Kingfisher PLC	66,462	243,135
Ladbrokes PLC	17,309	152,901
Land Securities Group PLC	13,452	462,933
Legal and General Group PLC	189,260	517,334
Liberty International PLC	7,551	176,277
Lloyds TSB Group PLC	160,580	1,782,366
LogicaCMG PLC	45,419	140,553
London Stock Exchange Group	4,510	151,607
Man Group PLC	51,322	581,202
Marks & Spencer Group PLC	48,662	612,807
Meggitt PLC	19,365	125,697
Michael Page International PLC	10,184	85,950
Misys PLC	15,108	68,313
Mondi PLC	10,557	100,438
National Express Group PLC	4,162	105,336
National Grid PLC	77,638	1,245,363
Next PLC	6,640	266,818
Old Mutual PLC	151,725	497,618
PartyGaming PLC (b)	42,497	23,911
Pearson PLC	22,945	355,612
Persimmon PLC	8,238	162,482
Premier Farnell PLC	9,371	30,341
Prudential PLC	70,541	1,084,617
Punch Taverns PLC	7,915	159,674

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Rank Group PLC	12,247	$40,530
Reckitt Benckiser PLC	17,332	1,018,448
Reed Elsevier PLC	36,492	461,415
Rentokil Intial PLC	51,130	174,597
Resolution PLC	20,221	282,365
Reuters Group PLC	35,921	472,569
Rexam PLC	17,698	199,699
Rio Tinto PLC	28,520	2,467,119
Rolls-Royce Group PLC (b)	51,188	547,218
Royal Bank of Scotland Group PLC	269,298	2,892,664
Royal Dutch Shell PLC Class A	104,547	4,314,427
Royal Dutch Shell PLC Class B	78,667	3,238,368
SABMiller PLC	25,720	732,514
Sage Group PLC	35,706	182,088
Sainsbury PLC	45,029	532,047
Schroders PLC	3,763	106,787
Scottish & Newcastle PLC	22,809	285,370
Scottish & Southern Energy PLC	24,660	762,365
Segro PLC	12,296	125,662
Serco Group PLC	14,001	118,881
Severn Trent PLC	6,570	189,535
Signet Group PLC	48,078	82,383
Smith & Nephew PLC	27,503	336,220
Smiths Group PLC	10,656	233,065
SSL International PLC	5,753	50,025
Stagecoach Group PLC	15,398	71,594
Stagecoach Group PLC Deferred
Shares (a) (b)	23,953	—
Standard Life PLC	62,004	365,992
Tate & Lyle PLC	13,646	112,377
Taylor Wimpey PLC	33,072	186,587
Tesco PLC	226,442	2,035,047
The Berkeley Group Holdings PLC (b)	2,624	76,987
The Davis Service Group PLC	4,720	51,714
Thomas Cook Group PLC (b)	13,915	79,289
Tomkins PLC	24,913	115,834
Travis Perkins PLC	3,351	105,859
Trinity Mirror PLC	8,304	69,999
Tui Travel PLC (b)	16,950	87,393
Tullett Prebon PLC	6,126	54,083
Unilever PLC	37,234	1,176,993
United Business Media PLC	7,128	100,993
United Utilities PLC	24,914	356,818
Vodafone Group PLC	1,508,559	5,447,693
Whitbread PLC	5,767	191,384
William Hill PLC	10,064	132,503
Wolseley PLC	18,802	317,945
WPP Group PLC	34,077	461,557
Xstrata PLC	17,906	1,188,461

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Yell Group PLC	22,560	$198,017

		90,403,367

Total Common Stocks
(cost $258,572,747)		402,395,789

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Shares	Value
Preferred Stocks (0.36%)
Germany (0.34%)
Henkel KGaA	5,109	$262,922
Porsche AG PFD	249	528,946
ProSiebenSat.1 Media AG	2,408	75,678
RWE AG-Non Voting PFD	1,105	124,400
Volkswagen AG PFD	2,983	410,473

		1,402,419

Italy (0.02%)
Compagnia Assicuratrice Unipol SpA	25,462	79,877

Total Preferred Stocks
(cost $541,410)		1,482,296

TOTAL INVESTMENTS (99.13%)
(cost $259,114,157)		403,878,085
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.87%)		3,546,237

NET ASSETS (100.0%)		$407,424,322

(a)	Security valued at fair value.

(b)	Non-income producing security.

(c)	At September 30, 2007, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

INTERNATIONAL EQUITY INDEX FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$144,716,185	35.84%
British Pound	90,403,367	22.39
Japanese Yen	83,126,424	20.58
Swiss Franc	26,712,585	6.61
Australian Dollar	26,681,995	6.60
Swedish Krona	10,464,155	2.59
Hong Kong Dollar	8,462,984	2.09
Singapore Dollar	4,565,376	1.13
Norwegian Krone	4,508,363	1.12
Danish Krone	3,658,063	0.91
New Zealand Dollar	578,588	0.14

Total Investments	$403,878,085	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$112,342,967	27.57%
Industrials	48,731,645	11.96
Consumer Discretionary	46,071,653	11.31
Materials	40,157,380	9.86
Consumer Staples	32,110,544	7.88
Energy	30,131,883	7.40
Health Care	25,720,904	6.31
Telecommunication Services	23,361,415	5.73
Information Technology	23,268,604	5.71
Utilities	21,981,090	5.40

Total Stocks	403,878,085	99.13
Cash and Other Assets, Net of Liabilities	3,546,237	0.87

Net Assets	$407,424,322	100.00%

See accompanying notes to schedules of statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Shares	Value
Registered Investment Companies (99.85%)
State Farm Variable Product Trust Bond Fund (36.81%) (a)	3,741,532	$37,190,826
State Farm Variable Product Trust Large Cap Equity Index Fund (63.04%) (a)	4,069,910	63,694,093

Total Registered Investment Companies
(cost $89,401,106)		100,884,919

TOTAL INVESTMENTS (99.85%)
(cost $89,401,106)		100,884,919
CASH AND OTHER ASSETS, NET OF
LIABILITIES (0.15%)		151,916

NET ASSETS (100.00%)		$101,036,835

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (85.12%)
Aerospace/Defense (0.53%)
General Dynamics Corp.
3.000%, 05/15/2008	$1,000,000	$987,830

Agriculture, Foods, & Beverage (5.97%)
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	981,552
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	982,702
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,046,217
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,011,394
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,043,242
Hershey Co.
5.300%, 09/01/2011	500,000	498,296
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,045,293
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,006,272
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,010,167
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	511,861
General Mills Inc.
5.650%, 09/10/2012	500,000	504,452
Hershey Co.
5.450%, 09/01/2016	500,000	495,112
General Mills Inc.
5.700%, 02/15/2017	1,000,000	983,569

		11,120,129

Automotive (1.32%)
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	993,594
7.375%, 02/01/2011	1,000,000	958,223
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	511,713

		2,463,530

Banks (7.99%)
Bank One Corp.
2.625%, 06/30/2008	1,000,000	980,770
Bank of New York
5.050%, 03/03/2009	500,000	497,907
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	983,256
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,472,212
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	495,298

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York
4.950%, 01/14/2011	$1,000,000	$995,576
Wachovia Corp.
5.350%, 03/15/2011	500,000	500,513
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,003,747
Royal Bank of Canada
5.650%, 07/20/2011	500,000	512,513
Bank of America Corp.
5.375%, 08/15/2011	500,000	503,595
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,008,310
Wachovia Corp.
5.700%, 08/01/2013	500,000	504,963
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	488,768
US Bank NA
4.950%, 10/30/2014	500,000	478,079
Fifth Third Bank
4.750%, 02/01/2015	500,000	466,365
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	477,107
Wachovia Bank NA
5.600%, 03/15/2016	500,000	489,139
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	504,302
Bank of America NA
6.000%, 06/15/2016	500,000	505,635
Wachovia Corp.
5.750%, 06/15/2017	500,000	501,894
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,012,918
SunTrust Banks Inc.
6.000%, 09/11/2017	500,000	505,274

		14,888,141

Building Materials & Construction (2.84%)
Lafarge SA
6.150%, 07/15/2011	500,000	509,770
CRH America Inc.
5.625%, 09/30/2011	500,000	499,203
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	957,526
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	934,568
Masco Corp.
4.800%, 06/15/2015	500,000	455,286
Hanson PLC
6.125%, 08/15/2016	500,000	487,499
CRH America Inc.
6.000%, 09/30/2016	1,000,000	971,636

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Masco Corp.
5.850%, 03/15/2017	$500,000	$482,417

		5,297,905

Chemicals (3.71%)
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,007,052
Great Lakes Chemical Corp.
7.000%, 07/15/2009	2,000,000	2,000,000
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	983,750
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	941,956
Rohm & Haas Holdings
5.600%, 03/15/2013	500,000	498,511
Praxair Inc.
5.375%, 11/01/2016	1,000,000	981,324
Rohm & Haas Holdings
6.000%, 09/15/2017	500,000	501,455

		6,914,048

Commercial Service/Supply (1.87%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	977,589
4.950%, 05/15/2010	500,000	497,829
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	505,757
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	503,826
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,001,448

		3,486,449

Computers (0.54%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,005,239

Consumer & Marketing (4.86%)
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	995,111
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,062,272
Avon Products Inc.
5.125%, 01/15/2011	500,000	497,624
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,023,159
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,022,312
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	491,963
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	983,297

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
The Procter & Gamble Co.
4.950%, 08/15/2014	$1,000,000	$982,395
Black & Decker Corp.
5.750%, 11/15/2016	500,000	488,543
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	983,142
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	515,013

		9,044,831

Electronic/Electrical Mfg. (1.61%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	500,047
5.750%, 11/01/2011	1,000,000	1,022,875
General Electric Co.
5.000%, 02/01/2013	1,000,000	991,266
Emerson Electric Co.
5.125%, 12/01/2016	500,000	483,816

		2,998,004

Financial Services (6.34%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	974,663
Citigroup Inc.
4.125%, 02/22/2010	500,000	491,084
SLM Corp.
4.500%, 07/26/2010	1,000,000	936,129
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	994,535
American Express Credit
5.000%, 12/02/2010	1,000,000	995,951
SLM Corp.
5.450%, 04/25/2011	500,000	471,168
HSBC Finance Corp.
5.700%, 06/01/2011	500,000	504,134
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	509,237
American Express Co.
5.250%, 09/12/2011	500,000	498,395
Western Union Co.
5.400%, 11/17/2011	500,000	499,054
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	484,445
JP Morgan Chase & Co.
5.375%, 01/15/2014	500,000	496,673
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	480,385
Citigroup Inc.
5.300%, 01/07/2016	500,000	487,482
Western Union Co.
5.930%, 10/01/2016	500,000	493,161

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
5.375%, 10/20/2016	$500,000	$489,570
5.400%, 02/15/2017	500,000	490,775
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	495,323
Citigroup Inc.
6.000%, 08/15/2017	500,000	511,611
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	504,553

		11,808,328

Forest Products & Paper (0.26%)
International Paper Co.
4.000%, 04/01/2010	500,000	485,118

Health Care (8.98%)
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	990,440
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	986,701
Abbott Laboratories
5.400%, 09/15/2008	500,000	499,454
3.500%, 02/17/2009	500,000	490,714
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	996,936
Amgen Inc.
4.000%, 11/18/2009	1,000,000	977,504
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	998,977
Abbott Laboratories
5.600%, 05/15/2011	500,000	509,272
Johnson & Johnson
5.150%, 08/15/2012	500,000	508,137
AstraZeneca PLC SP
5.400%, 09/15/2012	500,000	503,931
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	958,817
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	964,540
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	496,644
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	990,073
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	897,500
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	476,530
Abbott Laboratories
5.875%, 05/15/2016	500,000	504,501
Baxter International Inc.
5.900%, 09/01/2016	500,000	504,103
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	972,351

	Principal
	amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Wyeth
5.450%, 04/01/2017	$500,000	$488,783
Amgen Inc. (a)
5.850%, 06/01/2017	500,000	495,234
Johnson & Johnson
5.550%, 08/15/2017	500,000	507,938
AstraZeneca PLC SP
5.900%, 09/15/2017	500,000	507,534
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	502,247

		16,728,861

Machinery & Manufacturing (7.13%)
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,430,104
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,027,495
3M Co.
5.125%, 11/06/2009	2,000,000	2,023,548
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,059,897
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,484,062
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,000,460
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,044,546
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	491,207
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	733,210
Caterpillar Inc.
5.700%, 08/15/2016	500,000	498,929
Eaton Corp.
5.300%, 03/15/2017	1,000,000	968,923
Honeywell International Inc.
5.300%, 03/15/2017	500,000	487,305
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,024,947

		13,274,633

Media & Broadcasting (2.69%)
New York Times Co.
4.500%, 03/15/2010	500,000	486,583
Gannett Co.
5.750%, 06/01/2011	1,000,000	1,010,883
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,016,866
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,014,277
New York Times Co.
5.000%, 03/15/2015	500,000	471,476

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
The Walt Disney Co.
5.625%, 09/15/2016	$1,000,000	$1,003,777

		5,003,862

Mining & Metals (3.15%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	979,196
Alcan Inc.
6.450%, 03/15/2011	500,000	522,688
BHP Billiton Finance
5.125%, 03/29/2012	500,000	497,720
4.800%, 04/15/2013	1,000,000	974,613
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	958,524
Alcan Inc.
5.000%, 06/01/2015	500,000	477,834
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	966,041
BHP Billiton Finance
5.400%, 03/29/2017	500,000	487,512

		5,864,128

Oil & Gas (4.87%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,004,510
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,539,808
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,042,442
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,004,241
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	990,409
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	498,065
Apache Corp.
5.625%, 01/15/2017	500,000	492,682
Shell International Finance
5.200%, 03/22/2017	500,000	491,962
Canadian National Resources
5.700%, 05/15/2017	500,000	488,089
Weatherford International Inc. (a)
6.350%, 06/15/2017	500,000	508,631
EOG Resources Inc.
5.875%, 09/15/2017	500,000	499,832
Husky Energy Inc.
6.200%, 09/15/2017	500,000	503,705

		9,064,376

Retailers (7.12%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	992,334

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
May Department Stores Co.
4.800%, 07/15/2009	$1,000,000	$993,462
CVS Corp.
4.000%, 09/15/2009	1,000,000	979,610
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	970,528
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	491,100
Home Depot Inc.
4.625%, 08/15/2010	500,000	487,454
5.200%, 03/01/2011	500,000	494,887
CVS Corp.
5.750%, 08/15/2011	500,000	506,493
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,003,110
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	504,902
5.000%, 10/15/2015	1,000,000	941,249
Target Corp.
5.875%, 07/15/2016	1,000,000	999,959
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	480,293
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	971,051
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	979,526
Target Corp.
5.375%, 05/01/2017	500,000	479,564
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	488,026
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	503,459

		13,267,007

Telecom & Telecom Equipment (4.02%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	1,008,845
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,008,594
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,009,302
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	500,116
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,002,661
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,010,754
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	973,333
Verizon Communications
5.500%, 04/01/2017	1,000,000	979,826

		7,493,431

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (9.32%)
Pacificorp
4.300%, 09/15/2008	$1,000,000	$990,737
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	981,632
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	984,237
Southern California Gas
4.375%, 01/15/2011	1,000,000	973,355
Appalachian Power Co.
5.550%, 04/01/2011	500,000	498,948
Duke Energy Corp.
6.250%, 01/15/2012	500,000	517,611
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	509,016
Appalachian Power Co.
5.650%, 08/15/2012	500,000	503,403
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	487,027
Union Electric Co.
5.500%, 05/15/2014	1,000,000	982,079
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	972,097
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,004,660
Commonwealth Edison
5.950%, 08/15/2016	500,000	498,291
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	492,170
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	969,668
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	999,986
Jersey Central Power & Light (a)
5.650%, 06/01/2017	1,000,000	968,906
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	507,933
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	994,133
Union Electric Co.
6.400%, 06/15/2017	500,000	515,269
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	510,013
Commonwealth Edison
6.150%, 09/15/2017	500,000	502,972
Florida Power Corp.
5.800%, 09/15/2017	500,000	501,518
Virginia Electric & Power
5.950%, 09/15/2017	500,000	499,276

		17,364,937

Total Corporate Bonds
(cost $159,362,942)		158,560,787

	Shares or principal amount	Value
Taxable Municipal Bonds (0.53%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	$1,000,000	$995,080

Total Taxable Municipal Bonds
(cost $1,000,000)		995,080

Government Agency Securities (10.80%) (b)
Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008	4,000,000	4,027,144
6.625%, 09/15/2009	2,000,000	2,082,684
4.500%, 07/15/2013	1,500,000	1,482,640
5.200%, 03/05/2019	2,000,000	1,967,640
5.300%, 05/12/2020	2,000,000	1,956,300
Federal National Mortgage Association
6.625%, 10/15/2007	2,000,000	2,001,190
3.250%, 08/15/2008	1,500,000	1,482,059
6.625%, 09/15/2009	2,000,000	2,082,684
5.550%, 02/16/2017	3,000,000	3,027,432

Total Government Agency Securities
(cost $19,938,836)		20,109,773

U.S. Treasury Obligations (2.03%)
U.S. Treasury Notes
5.000%, 08/15/2011	900,000	929,882
4.000%, 11/15/2012	900,000	892,406
3.875%, 02/15/2013	2,000,000	1,966,718

Total U.S. Treasury Obligations
(cost $3,816,442)		3,789,006

Short-term Investments (0.32%)

JPMorgan Prime Money Market Fund	588,090	588,090

Total Short-term Investments
(cost $588,090)		588,090

TOTAL INVESTMENTS (98.80%)
(cost $184,706,310)		184,042,736
OTHER ASSETS, NET OF LIABILITIES (1.20%)		2,234,810

NET ASSETS (100.00%)		$186,277,546

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $1,972,771, or 1.06% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

(Unaudited)

	Principal amount	Value
Short-term Investments (100.00%)
Agriculture, Foods, & Beverage (4.94%)
Coca-Cola Co. (a)
5.250%, 10/15/2007	$2,450,000	$2,444,283

Automotive (19.92%)
New Center Asset Trust
6.100%, 10/05/2007	2,473,000	2,470,486
Toyota Motor Credit Corp.
5.220%, 10/09/2007	2,480,000	2,476,404
FCAR Owner Trust Series I
5.320%, 10/18/2007	2,457,000	2,450,101
American Honda Finance Corp.
4.700%, 11/28/2007	2,480,000	2,460,573

		9,857,564

Consumer & Marketing (4.95%)
The Procter & Gamble Co. (a)
5.210%, 10/01/2007	2,450,000	2,449,291

Financial Services (19.89%)
HSBC Finance Corp.
5.230%, 10/02/2007	2,450,000	2,448,932
Citigroup Funding
5.300%, 10/24/2007	2,482,000	2,472,865
Chevron Funding Corp.
4.700%, 11/02/2007	2,480,000	2,468,992
General Electric Capital Corp.
5.250%, 11/09/2007	2,465,000	2,450,261

		9,841,050

Government Agency Securities (41.58%) (b)
Federal Home Loan Bank
4.500%, 11/13/2007	3,000,000	2,982,300
4.900%, 11/21/2007	1,500,000	1,488,693
4.779%, 11/27/2007	2,500,000	2,480,419
4.980%, 11/28/2007	2,000,000	1,983,667
4.650%, 11/30/2007	1,500,000	1,487,988
4.890%, 12/20/2007	2,000,000	1,977,723
Federal Home Loan Mortgage Corp.
4.970%, 11/26/2007	2,500,000	2,479,982
Federal National Mortgage Association
5.135%, 10/12/2007	2,000,000	1,996,292
5.000%, 10/31/2007	1,500,000	1,493,333
5.130%, 11/07/2007	1,485,000	1,476,747
4.700%, 12/07/2007	735,000	728,379

		20,575,523

	Shares or principal amount	Value
Short-term Investments (Cont.)
Health Care (4.99%)
Merck & Co. Inc.
4.720%, 10/26/2007	$2,480,000	$2,471,221

Registered Investment Companies (3.73%)
JPMorgan Prime Money Market Fund	1,846,629	1,846,629

Total Short-term Investments
(cost $ 49,485,561)		49,485,561

TOTAL INVESTMENTS (100.00%)
(cost $ 49,485,561)		49,485,561
OTHER ASSETS, NET OF LIABILITIES (0.00%) (c)		1,985

NET ASSETS (100.00%)		$49,487,546

(a)	Securities exempt from registration under section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $4,893,574 or 9.89% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(c)	Represents less than 0.005%.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of September 30, 2007. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks2 (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 . The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell ® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENT (continued)

(Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be fair valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of September 30, 2007.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2007, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$40,637,863	$5,374,276	$(2,011,254)	$3,363,022
Small/Mid Cap Equity Fund	35,877,503	6,499,526	(1,493,293)	5,006,233
International Equity Fund	38,144,837	9,763,975	(1,132,122)	8,631,853
Large Cap Index Fund	520,047,002	175,439,482	(56,089,105)	119,350,377
Small Cap Index Fund	244,664,950	77,300,218	(29,296,240)	48,003,978
International Index Fund	263,877,544	161,745,413	(21,612,953)	140,132,460
Balanced Fund	89,401,106	12,048,390	(564,577)	11,483,813
Bond Fund	184,706,310	1,394,447	(2,058,021)	(663,574)
Money Market Fund	49,485,561	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $166,974 during 2006 and realized gains of $411 during 2006 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation of $1,695,511 during 2006 and realized gains of $75,377 during 2006 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2006, was $351,801 for the International Equity Fund and $4,552,813 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2007. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENT (continued)

(Unaudited)

3.	Futures and foreign currency contracts

The International Equity Fund had the following open forward foreign currency contracts at September 30, 2007:

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
490,187	Australian Dollar	4	10/30/2007-12/20/2007	433,948	$23,643
24,456	British Pound	3	10/01/2007-10/03/2007	50,037	12
24,551	Canadian Dollar	1	10/02/2007	24,683	1
222,935	Euro	6	10/01/2007-12/20/2007	318,248	4,848
117,655,818	Japanese Yen	10	10/01/2007-12/20/2007	1,032,390	(4,004)
209,250	Swiss Franc	2	10/30/2007	180,122	(4,945)

				Total	$19,555

The International Index Fund had the following open forward foreign currency contracts at September 30, 2007:

Foreign amount	Currency	Contracts	Settlement Date	U.S. Dollar	Unrealized Gain (Loss)
50,000	Australian Dollar	1	10/02/2007	44,368	$(410)
60,000	British Pound	1	10/01/2007	122,760	(1,323)
340,000	Euro	2	10/01/2007	484,823	3,613
25,000,000	Japanese Yen	1	10/01/2007	217,647	1,023

				Total	$2,903

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2007:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	32	$2,437,306	$2,460,960	Long	December ‘07	$23,654

Small Cap Index Fund	Russell 2000 Index Mini	233	18,801,465	18,947,560	Long	December ‘07	$146,095

International Index Fund	TOPIX Index	3	400,252	423,597	Long	December ‘07	$23,345
International Index Fund	DJ Euro Stoxx 50	12	720,347	752,772	Long	December ‘07	32,425
International Index Fund	EMINI MSCI EAFE Index	9	1,002,000	1,046,520	Long	December ‘07	44,520
International Index Fund	FTSE 100 Index	5	638,353	664,125	Long	December ‘07	25,772

Total							$126,062

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 11/28/07

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 11/28/07